Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	TM
Entity Registrant Name	TOYOTA MOTOR CORP/
Entity Central Index Key	0001094517
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,167,428,668

Consolidated Balance Sheets In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Current assets
Cash and cash equivalents	$ 18,270	¥ 1,718,297	¥ 1,679,200
Time deposits	1,135	106,700	80,301
Marketable securities	15,371	1,445,663	1,181,070
Trade accounts and notes receivable, less allowance for doubtful accounts of ¥13,004 million in 2012 and ¥15,875 million ($169 million) in 2013	20,964	1,971,659	1,999,827
Finance receivables, net	54,414	5,117,660	4,114,897
Other receivables	4,601	432,693	408,547
Inventories	18,243	1,715,786	1,622,282
Deferred income taxes	7,968	749,398	718,687
Prepaid expenses and other current assets	5,604	527,034	516,378
Total current assets	146,570	13,784,890	12,321,189
Noncurrent finance receivables, net	73,830	6,943,766	5,602,462
Investments and other assets
Marketable securities and other securities investments	55,041	5,176,582	4,053,572
Affiliated companies	22,363	2,103,283	1,920,987
Employees receivables	571	53,741	56,524
Other	6,059	569,816	460,851
Total investments and other assets	84,034	7,903,422	6,491,934
Property, plant and equipment
Land	13,861	1,303,611	1,243,261
Buildings	41,194	3,874,279	3,660,912
Machinery and equipment	103,308	9,716,180	9,094,399
Vehicles and equipment on operating leases	32,302	3,038,011	2,575,353
Construction in progress	3,100	291,539	275,357
Total property, plant and equipment, at cost	193,765	18,223,620	16,849,282
Less - Accumulated depreciation	(120,918)	(11,372,381)	(10,613,902)
Total property, plant and equipment, net	72,847	6,851,239	6,235,380
Total assets	377,281	35,483,317	30,650,965
Current liabilities
Short-term borrowings	43,482	4,089,528	3,450,649
Current portion of long-term debt	28,755	2,704,428	2,512,620
Accounts payable	22,475	2,113,778	2,242,583
Other payables	7,667	721,065	629,093
Accrued expenses	23,238	2,185,537	1,828,523
Income taxes payable	1,662	156,266	133,778
Other current liabilities	10,015	941,918	984,328
Total current liabilities	137,294	12,912,520	11,781,574
Long-term liabilities
Long-term debt	78,020	7,337,824	6,042,277
Accrued pension and severance costs	8,146	766,112	708,402
Deferred income taxes	14,736	1,385,927	908,883
Other long-term liabilities	3,276	308,078	143,351
Total long-term liabilities	104,178	9,797,941	7,802,913
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2012 and 2013; issued: 3,447,997,492 shares in 2012 and 2013	4,222	397,050	397,050
Additional paid-in capital	5,859	551,040	550,650
Retained earnings	134,920	12,689,206	11,917,074
Accumulated other comprehensive income (loss)	(3,787)	(356,123)	(1,178,833)
Treasury stock, at cost, 281,187,739 shares in 2012 and 280,568,824 shares in 2013	(12,048)	(1,133,138)	(1,135,680)
Total Toyota Motor Corporation shareholders' equity	129,166	12,148,035	10,550,261
Noncontrolling interests	6,643	624,821	516,217
Total shareholders' equity	135,809	12,772,856	11,066,478
Commitments and contingencies
Total liabilities and shareholders' equity	$ 377,281	¥ 35,483,317	¥ 30,650,965

Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Trade accounts and notes receivable, allowance for doubtful accounts	$ 169	¥ 15,875	¥ 13,004
Common stock, no par value	$ 0	¥ 0	¥ 0
Common stock, authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, issued	3,447,997,492	3,447,997,492	3,447,997,492
Treasury stock, shares	280,568,824	280,568,824	281,187,739

Consolidated Statements Of Income In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Net revenues
Sales of products	$ 222,373	¥ 20,914,150	¥ 17,511,916	¥ 17,820,520
Financing operations	12,228	1,150,042	1,071,737	1,173,168
Total	234,601	22,064,192	18,583,653	18,993,688
Costs and expenses
Cost of products sold	191,500	18,010,569	15,795,918	15,985,783
Cost of financing operations	6,703	630,426	592,646	629,543
Selling, general and administrative	22,353	2,102,309	1,839,462	1,910,083
Total costs and expenses	220,556	20,743,304	18,228,026	18,525,409
Operating income	14,045	1,320,888	355,627	468,279
Other income (expense)
Interest and dividend income	1,049	98,673	99,865	90,771
Interest expense	(244)	(22,967)	(22,922)	(29,318)
Foreign exchange gain, net	59	5,551	37,105	14,305
Other income (loss), net	16	1,504	(36,802)	19,253
Total other income (expense)	880	82,761	77,246	95,011
Income before income taxes and equity in earnings of affiliated companies	14,925	1,403,649	432,873	563,290
Provision for income taxes	5,866	551,686	262,272	312,821
Equity in earnings of affiliated companies	2,461	231,519	197,701	215,016
Net income	11,520	1,083,482	368,302	465,485
Less: Net income attributable to noncontrolling interests	(1,290)	(121,319)	(84,743)	(57,302)
Net income attributable to Toyota Motor Corporation	$ 10,230	¥ 962,163	¥ 283,559	¥ 408,183
Net income attributable to Toyota Motor Corporation per share
- Basic	$ 3.23	¥ 303.82	¥ 90.21	¥ 130.17
- Diluted	$ 3.23	¥ 303.78	¥ 90.2	¥ 130.16
Cash dividends per share	$ 0.96	¥ 90	¥ 50	¥ 50

Consolidated Statements Of Comprehensive Income In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Net income	$ 11,520	¥ 1,083,482	¥ 368,302	¥ 465,485
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	4,910	461,754	(93,292)	(299,578)
Unrealized gains (losses) on securities, net of reclassification adjustments	3,979	374,209	131,794	(27,657)
Pension liability adjustments	156	14,711	(65,110)	11,454
Total other comprehensive income (loss)	9,045	850,674	(26,608)	(315,781)
Total comprehensive income	20,565	1,934,156	341,694	149,704
Less: Comprehensive income attributable to noncontrolling interests	(1,587)	(149,283)	(85,744)	(39,407)
Comprehensive income attributable to Toyota Motor Corporation	$ 18,978	¥ 1,784,873	¥ 255,950	¥ 110,297

Consolidated Statements Of Shareholders' Equity In Millions, unless otherwise specified	Total USD ($)	Total JPY (¥)	Common stock USD ($)	Common stock JPY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital JPY (¥)	Retained earnings USD ($)	Retained earnings JPY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) JPY (¥)	Treasury stock, at cost USD ($)	Treasury stock, at cost JPY (¥)	Total Toyota Motor Corporation shareholders' equity USD ($)	Total Toyota Motor Corporation shareholders' equity JPY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests JPY (¥)
Beginning Balance at Mar. 31, 2010		¥ 10,930,443		¥ 397,050		¥ 501,331		¥ 11,568,602		¥ (846,835)		¥ (1,260,425)		¥ 10,359,723		¥ 570,720
Equity transaction with noncontrolling interests and other		7,493				2,310								2,310		5,183
Issuance during the year		2,119				2,119								2,119
Comprehensive income
Net income		465,485						408,183						408,183		57,302
Other comprehensive income (loss)
Foreign currency translation adjustments		(299,578)								(287,613)				(287,613)		(11,965)
Unrealized gains (losses) on securities, net of reclassification adjustments		(27,657)								(26,058)				(26,058)		(1,599)
Pension liability adjustments		11,454								15,785				15,785		(4,331)
Total comprehensive income		149,704												110,297		39,407
Dividends paid to Toyota Motor Corporation shareholders		(141,120)						(141,120)						(141,120)
Dividends paid to noncontrolling interests		(27,657)														(27,657)
Purchase and reissuance of common stock		(958)										(958)		(958)
Ending Balance at Mar. 31, 2011		10,920,024		397,050		505,760		11,835,665		(1,144,721)		(1,261,383)		10,332,371		587,653
Equity transaction with noncontrolling interests and other		(2,562)				43,311		(45,365)		(6,503)		125,819		117,262		(119,824)
Issuance during the year		1,483				1,483								1,483
Comprehensive income
Net income		368,302						283,559						283,559		84,743
Other comprehensive income (loss)
Foreign currency translation adjustments		(93,292)								(87,729)				(87,729)		(5,563)
Unrealized gains (losses) on securities, net of reclassification adjustments		131,794								129,328				129,328		2,466
Pension liability adjustments		(65,110)								(69,208)				(69,208)		4,098
Total comprehensive income		341,694												255,950		85,744
Dividends paid to Toyota Motor Corporation shareholders		(156,785)						(156,785)						(156,785)
Dividends paid to noncontrolling interests		(37,356)														(37,356)
Purchase and reissuance of common stock		(20)				96						(116)		(20)
Ending Balance at Mar. 31, 2012	117,666	11,066,478	4,222	397,050	5,855	550,650	126,710	11,917,074	(12,535)	(1,178,833)	(12,075)	(1,135,680)	112,177	10,550,261	5,489	516,217
Equity transaction with noncontrolling interests and other	60	5,636			7	675							7	675	53	4,961
Issuance during the year
Comprehensive income
Net income	11,520	1,083,482					10,230	962,163					10,230	962,163	1,290	121,319
Other comprehensive income (loss)
Foreign currency translation adjustments	4,910	461,754							4,622	434,638			4,622	434,638	288	27,116
Unrealized gains (losses) on securities, net of reclassification adjustments	3,979	374,209							3,918	368,507			3,918	368,507	61	5,702
Pension liability adjustments	156	14,711							208	19,565			208	19,565	(52)	(4,854)
Total comprehensive income	20,565	1,934,156											18,978	1,784,873	1,587	149,283
Dividends paid to Toyota Motor Corporation shareholders	(2,020)	(190,008)					(2,020)	(190,008)					(2,020)	(190,008)
Dividends paid to noncontrolling interests	(486)	(45,640)													(486)	(45,640)
Purchase and reissuance of common stock	24	2,234			(3)	(285)	0	(23)			27	2,542	24	2,234
Ending Balance at Mar. 31, 2013	$ 135,809	¥ 12,772,856	$ 4,222	¥ 397,050	$ 5,859	¥ 551,040	$ 134,920	¥ 12,689,206	$ (3,787)	¥ (356,123)	$ (12,048)	¥ (1,133,138)	$ 129,166	¥ 12,148,035	$ 6,643	¥ 624,821

Consolidated Statements Of Cash Flows In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Cash flows from operating activities
Net income	$ 11,520	¥ 1,083,482	¥ 368,302	¥ 465,485
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	11,750	1,105,109	1,067,830	1,175,573
Provision for doubtful accounts and credit losses	291	27,367	9,623	4,140
Pension and severance costs, less payments	(217)	(20,429)	16,711	(23,414)
Losses on disposal of fixed assets	343	32,221	33,528	36,214
Unrealized losses on available-for-sale securities, net	22	2,104	53,831	7,915
Deferred income taxes	1,701	160,008	6,395	85,710
Equity in earnings of affiliated companies	(2,461)	(231,519)	(197,701)	(215,016)
Changes in operating assets and liabilities, and other
(Increase) decrease in accounts and notes receivable	(1,789)	(168,260)	(585,464)	421,423
(Increase) decrease in inventories	537	50,483	(344,923)	51,808
(Increase) decrease in other current assets	(500)	(47,033)	(180,529)	38,307
Increase (decrease) in accounts payable	(2,225)	(209,284)	756,363	(406,210)
Increase (decrease) in accrued income taxes	235	22,127	20,943	(40,629)
Increase in other current liabilities	2,978	280,083	316,366	239,319
Other	3,879	364,857	111,160	183,384
Net cash provided by operating activities	26,064	2,451,316	1,452,435	2,024,009
Cash flows from investing activities
Additions to finance receivables	(106,379)	(10,004,928)	(8,333,248)	(8,438,785)
Collection of finance receivables	96,364	9,063,011	8,007,711	7,934,364
Proceeds from sales of finance receivables	424	39,845	53,999	69,576
Additions to fixed assets excluding equipment leased to others	(9,086)	(854,561)	(723,537)	(629,326)
Additions to equipment leased to others	(11,904)	(1,119,591)	(808,545)	(1,061,865)
Proceeds from sales of fixed assets excluding equipment leased to others	417	39,191	36,633	51,342
Proceeds from sales of equipment leased to others	5,672	533,441	431,313	486,695
Purchases of marketable securities and security investments	(36,283)	(3,412,423)	(3,173,634)	(4,421,807)
Proceeds from sales of marketable securities and security investments	374	35,178	162,160	189,037
Proceeds upon maturity of marketable securities and security investments	28,005	2,633,913	2,694,665	3,527,119
Payment for additional investments in affiliated companies, net of cash acquired	172	16,216	(147)	(299)
Changes in investments and other assets, and other	36	3,396	209,972	177,605
Net cash used in investing activities	(32,188)	(3,027,312)	(1,442,658)	(2,116,344)
Cash flows from financing activities
Proceeds from issuance of long-term debt	33,931	3,191,223	2,394,807	2,931,436
Payments of long-term debt	(28,518)	(2,682,136)	(2,867,572)	(2,489,632)
Increase in short-term borrowings	2,139	201,261	311,651	162,260
Dividends paid	(2,020)	(190,008)	(156,785)	(141,120)
Purchase of common stock, and other	(458)	(43,098)	(37,448)	(28,617)
Net cash provided by (used in) financing activities	5,074	477,242	(355,347)	434,327
Effect of exchange rate changes on cash and cash equivalents	1,466	137,851	(55,939)	(127,029)
Net increase (decrease) in cash and cash equivalents	416	39,097	(401,509)	214,963
Cash and cash equivalents at beginning of year	17,854	1,679,200	2,080,709	1,865,746
Cash and cash equivalents at end of year	$ 18,270	¥ 1,718,297	¥ 1,679,200	¥ 2,080,709

Nature of Operations	12 Months Ended
Mar. 31, 2013
Nature of Operations

1. Nature of operations:

Toyota is primarily engaged in the design, manufacture, and sale of sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories throughout the world. In addition, Toyota provides financing, vehicle and equipment leasing and certain other financial services primarily to its dealers and their customers to support the sales of vehicles and other products manufactured by Toyota.

Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Summary of Significant Accounting Policies

2. Summary of significant accounting policies:

The parent company and its subsidiaries in Japan and its foreign subsidiaries maintain their records and prepare their financial statements in accordance with accounting principles generally accepted in Japan and those of their countries of domicile. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform to U.S.GAAP.

Significant accounting policies after reflecting adjustments for the above are as follows:

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the parent company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Investments in affiliated companies in which Toyota exercises significant influence, but which it does not control, are stated at cost plus equity in undistributed earnings. Consolidated net income includes Toyota’s equity in current earnings of such companies, after elimination of unrealized intercompany profits. Investments in such companies are reduced to net realizable value if a decline in market value is determined other-than-temporary. Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost. The accounts of variable interest entities as defined by U.S.GAAP are included in the consolidated financial statements, if applicable.

Estimates -

The preparation of Toyota’s consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. The more significant estimates include: product warranties, liabilities accrued for recalls and other safety measures, allowance for doubtful accounts and credit losses, residual values for leased assets, impairment of long-lived assets, pension costs and obligations, fair value of derivative financial instruments, other-than-temporary losses on marketable securities, litigation liabilities and valuation allowance for deferred tax assets.

Translation of foreign currencies -

All asset and liability accounts of foreign subsidiaries and affiliated companies are translated into Japanese yen at appropriate year-end current exchange rates and all income and expense accounts of those subsidiaries are translated at the average exchange rates for each period. The foreign currency translation adjustments are included as a component of accumulated other comprehensive income.

Foreign currency receivables and payables are translated at appropriate year-end current exchange rates and the resulting transaction gains or losses are recorded in operations currently.

Revenue recognition -

Revenues from sales of vehicles and parts are generally recognized upon delivery which is considered to have occurred when the dealer has taken title to the product and the risk and reward of ownership have been substantively transferred, except as described below.

Toyota’s sales incentive programs principally consist of cash payments to dealers calculated based on vehicle volume or a model sold by a dealer during a certain period of time. Toyota accrues these incentives as revenue reductions upon the sale of a vehicle corresponding to the program by the amount determined in the related incentive program.

Revenues from the sales of vehicles under which Toyota conditionally guarantees the minimum resale value are recognized on a pro rata basis from the date of sale to the first exercise date of the guarantee in a manner similar to operating lease accounting. The underlying vehicles of these transactions are recorded as assets and are depreciated in accordance with Toyota’s depreciation policy.

Revenues from retail financing contracts and finance leases are recognized using the effective yield method. Revenues from operating leases are recognized on a straight-line basis over the lease term.

The sale of certain vehicles includes a determinable amount for the contract, which entitles customers to free vehicle maintenance. Such revenues from free maintenance contracts are deferred and recognized as revenue over the period of the contract, which approximates the pattern of the related costs.

Other costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥308,903 million, ¥304,713 million and ¥330,870 million ($3,518 million) for the years ended March 31, 2011, 2012 and 2013, respectively.

Toyota generally warrants its products against certain manufacturing and other defects. Provisions for product warranties are provided for specific periods of time and/or usage of the product and vary depending upon the nature of the product, the geographic location of the sale and other factors. Toyota records a provision for estimated product warranty costs at the time the related sale is recognized based on estimates that Toyota will incur to repair or replace product parts that fail while under warranty. The amount of accrued estimated warranty costs is primarily based on historical experience as to product failures as well as current information on repair costs. The amount of warranty costs accrued also contains an estimate of warranty claim recoveries to be received from suppliers.

In addition to product warranties above, Toyota accrues for costs of recalls and other safety measures based on management’s estimates when it is probable a liability has been incurred and the amount of loss can be reasonably estimated. Toyota employs an estimation model, to accrue at the time of vehicle sale, an amount that represents management’s best estimate of expenses related to future recalls and other safety measures. The estimation model for recalls and other safety measures takes into account Toyota’s historical experience of recalls and other safety measures.

Litigation liabilities are established to cover probable losses on various lawsuits based on the information currently available. Attorneys’ fees are expensed as incurred.

Research and development costs are expensed as incurred. Research and development costs were ¥730,340 million, ¥779,806 million and ¥807,454 million ($8,585 million) for the years ended March 31, 2011, 2012 and 2013, respectively.

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments with original maturities of three months or less, that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Marketable securities -

Marketable securities consist of debt and equity securities. Debt and equity securities designated as available-for-sale are carried at fair value with unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Individual securities classified as available-for-sale are reduced to net realizable value for other-than-temporary declines in market value. In determining if a decline in value is other-than-temporary, Toyota considers the length of time and the extent to which the fair value has been less than the carrying value, the financial condition and prospects of the company and Toyota’s ability and intent to retain its investment in the company for a period of time sufficient to allow for any anticipated recovery in market value. Realized gains and losses, which are determined on the average-cost method, are reflected in the consolidated statements of income when realized.

Security investments in non-public companies -

Security investments in non-public companies are carried at cost as fair value is not readily determinable. If the value of a non-public security investment is estimated to have declined and such decline is judged to be other-than-temporary, Toyota recognizes the impairment of the investment and the carrying value is reduced to its fair value. Determination of impairment is based on the consideration of such factors as operating results, business plans and estimated future cash flows. Fair value is determined principally through the use of the latest financial information.

Finance receivables -

Finance receivables recorded on Toyota’s consolidated balance sheets are comprised of the unpaid principal balance, plus accrued interest, less charge-offs, net of any unearned income and deferred origination costs and the allowance for credit losses. Deferred origination costs are amortized so as to approximate a level rate of return over the term of the related contracts.

The determination of portfolio segments is based primarily on the qualitative consideration of the nature of Toyota’s business operations and finance receivables. The three portfolio segments within finance receivables are as follows:

Retail receivables portfolio segment -

The retail receivables portfolio segment consists of retail installment sales contracts acquired mainly from dealers (“auto loans”) including credit card loans. These contracts acquired must first meet specified credit standards. Thereafter, Toyota retains responsibility for contract collection and administration.

The contract periods of auto loans primarily range from 2 to 7 years. Toyota acquires security interests in the vehicles financed and has the right to repossess vehicles if customers fail to meet their contractual obligations. Almost all auto loans are non-recourse, which relieves the dealers from financial responsibility in the event of repossession.

Toyota classifies retail receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables, the similarity of the credit risks, and the quantitative materiality.

Finance lease receivables portfolio segment -

Toyota acquires new vehicle lease contracts originated primarily through dealers. The contract periods of these primarily range from 2 to 5 years. Lease contracts acquired must first meet specified credit standards after which Toyota assumes ownership of the leased vehicle. Toyota is responsible for contract collection and administration during the lease period.

Toyota is generally permitted to take possession of the vehicle upon a default by the lessee. The residual value is estimated at the time the vehicle is first leased. Vehicles returned to Toyota at the end of their leases are sold by auction.

Toyota classifies finance lease receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables and the similarity of the credit risks.

Wholesale and other dealer loan receivables portfolio segment -

Toyota provides wholesale financing to qualified dealers to finance inventories. Toyota acquires security interests in vehicles financed at wholesale. In cases where additional security interests would be required, Toyota takes dealership assets or personal assets, or both, as additional security. If a dealer defaults, Toyota has the right to liquidate any assets acquired and seek legal remedies.

Toyota also makes term loans to dealers for business acquisitions, facilities refurbishment, real estate purchases and working capital requirements. These loans are typically secured with liens on real estate, other dealership assets and/or personal assets of the dealers.

Toyota classifies wholesale and other dealer loan receivables portfolio segment into three classes of wholesale, real estate and working capital, based on the risk characteristics associated with the underlying finance receivables.

A receivable account balance is considered impaired when, based on current information and events, it is probable that Toyota will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying loan agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether a loan is impaired. Impaired finance receivables include certain nonaccrual receivables for which a specific reserve has been assessed. An account modified as a troubled debt restructuring is considered to be impaired. A troubled debt restructuring occurs when an account is modified through a concession to a borrower experiencing financial difficulty.

All classes of wholesale and other dealer loan receivables portfolio segment are placed on nonaccrual status when full payment of principal or interest is in doubt, or when principal or interest is 90 days or more contractually past due, whichever occurs first. Collateral dependent loans are placed on nonaccrual status if collateral is insufficient to cover principal and interest. Interest accrued but not collected at the date a receivable is placed on nonaccrual status is reversed against interest income. In addition, the amortization of net deferred fees is suspended.

Interest income on nonaccrual receivables is recognized only to the extent it is received in cash. Accounts are restored to accrual status only when interest and principal payments are brought current and future payments are reasonably assured. Receivable balances are written-off against the allowance for credit losses when it is probable that a loss has been realized. Retail receivables class and finance lease receivables class are not placed generally on nonaccrual status when principal or interest is 90 days or more past due. However, these receivables are generally written-off against the allowance for credit losses when payments due are no longer expected to be received or the account is 120 days contractually past due, whichever occurs first.

As of March 31, 2012 and 2013, finance receivables on nonaccrual status were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Retail	¥2,822	¥4,443	$47
Finance leases	958	1,135	12
Wholesale	5,485	1,985	21
Real estate	11,736	4,354	46
Working capital	37	70	1

	¥21,038	¥11,987	$127

As of March 31, 2012 and 2013, finance receivables past due over 90 days and still accruing were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Retail	¥24,263	¥18,442	$196
Finance leases	7,674	3,464	37

	¥31,937	¥21,906	$233

Allowance for credit losses -

Allowance for credit losses is established to cover probable losses on finance receivables and vehicles and equipment on operating leases, resulting from the inability of customers to make required payments. Provision for credit losses is included in selling, general and administrative expenses.

The allowance for credit losses is based on a systematic, ongoing review and evaluation performed as part of the credit-risk evaluation process, historical loss experience, the size and composition of the portfolios, current economic events and conditions, the estimated fair value and adequacy of collateral and other pertinent factors. Vehicles and equipment on operating leases are not within the scope of accounting guidance governing the disclosure of portfolio segments.

Retail receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on retail receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors.

Finance lease receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on finance lease receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors such as used car markets.

Wholesale and other dealer loan receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on wholesale and other dealer loan receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by financial conditions of the dealers, terms of collateral setting, current economic events and conditions and other pertinent factors.

Toyota establishes specific reserves to cover the estimated losses on individually impaired receivables within the wholesale and other dealer loan receivables portfolio segment. Specific reserves on impaired receivables are determined by the present value of expected future cash flows or the fair value of collateral when it is probable that such receivables will be unable to be fully collected. The fair value of the underlying collateral is used if the receivable is collateral-dependent. The receivable is determined collateral-dependent if the repayment of the loan is expected to be provided by the underlying collateral. For the receivables in which the fair value of the underlying collateral was in excess of the outstanding balance, no allowance was provided.

Troubled debt restructurings in the retail receivables and finance lease receivables portfolio segments are specifically identified as impaired and aggregated with their respective portfolio segments when determining the allowance for credit losses. Impaired loans in the retail receivables and finance lease receivables portfolio segments are insignificant for individual evaluation and Toyota has determined that allowance for credit losses for each of the retail receivables and finance lease receivables portfolio segments would not be materially different if they had been individually evaluated for impairment.

Specific reserves on impaired receivables within the wholesale and other dealer loan receivables portfolio segment are recorded by an increase to the allowance for credit losses based on the related measurement of impairment. Related collateral, if recoverable, is repossessed and sold and the account balance is written-off.

Any shortfall between proceeds received and the carrying cost of repossessed collateral is charged to the allowance. Recoveries are reversed from the allowance for credit losses.

Allowance for residual value losses -

Toyota is exposed to risk of loss on the disposition of off-lease vehicles to the extent that sales proceeds are not sufficient to cover the carrying value of the leased asset at lease termination. Toyota maintains an allowance to cover probable estimated losses related to unguaranteed residual values on its owned portfolio. The allowance is evaluated considering projected vehicle return rates and projected loss severity. Factors considered in the determination of projected return rates and loss severity include historical and market information on used vehicle sales, trends in lease returns and new car markets, and general economic conditions. Management evaluates the foregoing factors, develops several potential loss scenarios, and reviews allowance levels to determine whether reserves are considered adequate to cover the probable range of losses.

The allowance for residual value losses is maintained in amounts considered by Toyota to be appropriate in relation to the estimated losses on its owned portfolio. Upon disposal of the assets, the allowance for residual losses is adjusted for the difference between the net book value and the proceeds from sale.

Inventories -

Inventories are valued at cost, not in excess of market, cost being determined on the “average-cost” basis, except for the cost of finished products carried by certain subsidiary companies which is determined on the “specific identification” basis or “last-in, first-out” (“LIFO”) basis. Inventories valued on the LIFO basis totaled ¥220,582 million and ¥220,082 million ($2,340 million) at March 31, 2012 and 2013, respectively. Had the “first-in, first-out” basis been used for those companies using the LIFO basis, inventories would have been ¥56,799 million and ¥66,979 million ($712 million) higher than reported at March 31, 2012 and 2013, respectively.

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation of property, plant and equipment is mainly computed on the declining-balance method for the parent company and Japanese subsidiaries and on the straight-line method for foreign subsidiary companies at rates based on estimated useful lives of the respective assets according to general class, type of construction and use. The estimated useful lives range from 2 to 65 years for buildings and from 2 to 20 years for machinery and equipment.

Vehicles and equipment on operating leases to third parties are originated by dealers and acquired by certain consolidated subsidiaries. Such subsidiaries are also the lessors of certain property that they acquire directly. Vehicles and equipment on operating leases are depreciated primarily on a straight-line method over the lease term, generally from 2 to 5 years, to the estimated residual value. Incremental direct costs incurred in connection with the acquisition of operating lease contracts are capitalized and amortized on a straight-line method over the lease term.

Long-lived assets -

Toyota reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the carrying value of the asset group over its fair value. Fair value is determined mainly using a discounted cash flow valuation method.

Goodwill and intangible assets -

Goodwill is not material to Toyota’s consolidated balance sheets.

Intangible assets consist mainly of software. Intangible assets with a definite life are amortized on a straight-line basis with estimated useful lives mainly of 5 years. Intangible assets with an indefinite life are tested for impairment whenever events or circumstances indicate that a carrying amount of an asset (asset group) may not be recoverable.

An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows used in determining the fair value of the asset. The amount of the impairment loss to be recorded is generally determined by the difference between the fair value of the asset using a discounted cash flow valuation method and the current book value.

Employee benefit obligations -

Toyota has both defined benefit and defined contribution plans for employees’ retirement benefits. Retirement benefit obligations are measured by actuarial calculations in accordance with U.S.GAAP. The funded status of the defined benefit postretirement plans is recognized on the consolidated balance sheets as prepaid pension and severance costs or accrued pension and severance costs, and the funded status change is recognized in the year in which it occurs through other comprehensive income.

Environmental matters -

Environmental expenditures relating to current operations are expensed or capitalized as appropriate. Expenditures relating to existing conditions caused by past operations, which do not contribute to current or future revenues, are expensed. Liabilities for remediation costs are recorded when they are probable and reasonably estimable, generally no later than the completion of feasibility studies or Toyota’s commitment to a plan of action. The cost of each environmental liability is estimated by using current technology available and various engineering, financial and legal specialists within Toyota based on current law. Such liabilities do not reflect any offset for possible recoveries from insurance companies and are not discounted. There were no material changes in these liabilities for all periods presented.

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statements of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

Derivative financial instruments -

Toyota employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. All derivative financial instruments are recorded on the consolidated balance sheets at fair value, taking into consideration the effects of legally enforceable master netting agreements that allow us to net settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis. Toyota does not use derivatives for speculation or trading purposes. Changes in the fair value of derivatives are recorded each period in current earnings or through other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized currently in operations.

Net income attributable to Toyota Motor Corporation per share -

Basic net income attributable to Toyota Motor Corporation per common share is calculated by dividing net income attributable to Toyota Motor Corporation by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income attributable to Toyota Motor Corporation per common share is similar to the calculation of basic net income attributable to Toyota Motor Corporation per share, except that the weighted-average number of shares outstanding includes the additional dilution from the assumed exercise of dilutive stock options.

Stock-based compensation -

Toyota measures compensation expense for its stock-based compensation plan based on the grant-date fair value of the award, and accounts for the award.

Other comprehensive income -

Other comprehensive income refers to revenues, expenses, gains and losses that, under U.S.GAAP are included in comprehensive income, but are excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ equity. Toyota’s other comprehensive income is primarily comprised of unrealized gains/losses on marketable securities designated as available-for-sale, foreign currency translation adjustments and adjustments attributed to pension liabilities associated with Toyota’s defined benefit pension plans.

Accounting changes -

In June 2011, FASB issued updated guidance on the presentation of comprehensive income. This guidance requires to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statements of comprehensive income or in two separate but consecutive statements. Toyota adopted this guidance from the interim period within the fiscal year, begun after December 15, 2011. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

Recent pronouncements to be adopted in future periods -

In December 2011, FASB issued updated guidance of disclosures about offsetting assets and liabilities. This guidance requires additional disclosures about gross and net information for assets and liabilities including financial instruments eligible for offset in the balance sheets. This guidance is effective for fiscal year beginning on or after January 1, 2013, and for interim period within the fiscal year. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

In February 2013, FASB issued updated guidance on the presentation of items reclassified out of accumulated other comprehensive income. This guidance requires to present, either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified out of each component of accumulated other comprehensive income based on its source. This guidance is effective for fiscal year beginning on or after December 15, 2012, and for interim period within the fiscal year. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

Reclassifications -

Certain prior year amounts have been reclassified to conform to the presentations as of and for the year ended March 31, 2013.

U.S. Dollar Amounts	12 Months Ended
Mar. 31, 2013
U.S. Dollar Amounts

3. U.S. dollar amounts:

U.S. dollar amounts presented in the consolidated financial statements and related notes are included solely for the convenience of the reader and are unaudited. These translations should not be construed as representations that the yen amounts actually represent, or have been or could be converted into, U.S. dollars. For this purpose, the rate of ¥94.05 = U.S. $1, the approximate current exchange rate at March 31, 2013, was used for the translation of the accompanying consolidated financial amounts of Toyota as of and for the year ended March 31, 2013.

Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2013
Supplemental Cash Flow Information

4. Supplemental cash flow information:

Cash payments for income taxes were ¥211,487 million, ¥282,440 million and ¥331,007 million ($3,519 million) for the years ended March 31, 2011, 2012 and 2013, respectively. Interest payments during the years ended March 31, 2011, 2012 and 2013 were ¥382,903 million, ¥365,109 million and ¥325,575 million ($3,462 million), respectively.

Capital lease obligations of ¥10,478 million, ¥5,847 million and ¥3,749 million ($40 million) were incurred for the years ended March 31, 2011, 2012 and 2013, respectively.

Acquisitions and Dispositions	12 Months Ended
Mar. 31, 2013
Acquisitions and Dispositions

5. Acquisitions and dispositions:

During the years ended March 31, 2011, 2012 and 2013, Toyota made several acquisitions and dispositions, however the assets and liabilities acquired or transferred were not material.

Marketable Securities and Other Securities Investments	12 Months Ended
Mar. 31, 2013
Marketable Securities and Other Securities Investments

6. Marketable securities and other securities investments:

Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	¥3,606,290	¥74,357	¥51,147	¥3,629,500
Common stocks	605,889	444,073	15,643	1,034,319
Other	449,393	19,974	11	469,356

Total	¥4,661,572	¥538,404	¥66,801	¥5,133,175

Securities not practicable to determine fair value
Public and corporate bonds	¥22,047
Common stocks	79,420

Total	¥101,467

	Yen in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	¥4,350,942	¥211,070	¥8,866	¥4,553,146
Common stocks	599,371	804,405	2,593	1,401,183
Other	537,272	31,416	2	568,686

Total	¥5,487,585	¥1,046,891	¥11,461	¥6,523,015

Securities not practicable to determine fair value
Public and corporate bonds	¥20,148
Common stocks	79,082

Total	¥99,230

	U.S. dollars in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	$46,262	$2,244	$94	$48,412
Common stocks	6,373	8,553	28	14,898
Other	5,713	334	0	6,047

Total	$58,348	$11,131	$122	$69,357

Securities not practicable to determine fair value
Public and corporate bonds	$214
Common stocks	841

Total	$1,055

Public and corporate bonds included in available-for-sale represent 60% of Japanese bonds, and 40% of U.S., European and other bonds as of March 31, 2012, and 49% of Japanese bonds, and 51% of U.S., European and other bonds as of March 31, 2013. Listed stocks on the Japanese stock markets represent 83% and 85% of common stocks which are included in available-for-sale as of March 31, 2012 and 2013, respectively. Public and corporate bonds include primarily government bonds, and “Other” includes primarily investment trusts.

Unrealized losses continuing over a 12 month period or more in the aggregate were not material at March 31, 2012 and 2013.

As of March 31, 2012 and 2013, maturities of public and corporate bonds and other included in available-for-sale are mainly from 1 to 10 years.

Proceeds from sales of available-for-sale securities were ¥189,037 million, ¥162,160 million and ¥35,178 million ($374 million) for the years ended March 31, 2011, 2012 and 2013, respectively. On those sales, gross realized gains were ¥8,974 million, ¥4,822 million and ¥1,048 million ($11 million) and gross realized losses were ¥87 million, ¥15 million and ¥31 million ($0 million), respectively.

During the years ended March 31, 2011, 2012 and 2013, Toyota recognized impairment losses on available-for-sale securities of ¥7,915 million, ¥53,831 million and ¥2,104 million ($22 million), respectively, which are included in “Other income (loss), net” in the accompanying consolidated statements of income.

In the ordinary course of business, Toyota maintains long-term investment securities, included in “Marketable securities and other securities investments” and issued by a number of non-public companies which are recorded at cost, as their fair values were not readily determinable. Management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial viability of the underlying companies and the prevailing market conditions in which these companies operate to determine if Toyota’s investment in each individual company is impaired and whether the impairment is other-than-temporary. Toyota periodically performs this impairment test for significant investments recorded at cost. If the impairment is determined to be other-than-temporary, the carrying value of the investment is written-down by the impaired amount and the losses are recognized currently in operations.

Finance Receivables	12 Months Ended
Mar. 31, 2013
Finance Receivables

7. Finance receivables:

Finance receivables consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Retail	¥7,248,793	¥9,047,782	$96,202
Finance leases	955,430	1,029,887	10,950
Wholesale and other dealer loans	2,033,954	2,615,728	27,812

	10,238,177	12,693,397	134,964
Deferred origination costs	105,533	135,398	1,439
Unearned income	(494,123)	(628,340)	(6,681)
Allowance for credit losses
Retail	(77,353)	(83,858)	(892)
Finance leases	(30,637)	(28,928)	(307)
Wholesale and other dealer loans	(24,238)	(26,243)	(279)

Total allowance for credit losses	(132,228)	(139,029)	(1,478)

Total finance receivables, net	9,717,359	12,061,426	128,244
Less - Current portion	(4,114,897)	(5,117,660)	(54,414)

Noncurrent finance receivables, net	¥5,602,462	¥6,943,766	$73,830

Finance receivables were geographically distributed as follows: in North America 58.1%, in Japan 12.0%, in Europe 10.3%, in Asia 7.1% and in Other 12.5% as of March 31, 2012, and in North America 57.6%, in Europe 10.0%, in Japan 9.9%, in Asia 9.5% and in Other 13.0% as of March 31, 2013.

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and the contractual maturities of wholesale and other dealer loans at March 31, 2013 are summarized as follows:

	Yen in millions			U.S. dollars in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans	Retail	Finance leases	Wholesale and other dealer loans
2014	¥3,032,542	¥285,324	¥2,040,442	$32,244	$3,034	$21,695
2015	2,218,871	192,978	149,091	23,593	2,052	1,585
2016	1,721,430	162,639	115,640	18,303	1,729	1,230
2017	1,127,558	65,767	125,180	11,989	699	1,331
2018	609,255	29,716	119,497	6,478	316	1,271
Thereafter	338,126	6,447	65,878	3,595	69	700

	¥9,047,782	¥742,871	¥2,615,728	$96,202	$7,899	$27,812

Finance leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Minimum lease payments	¥688,642	¥742,871	$7,899
Estimated unguaranteed residual values	266,788	287,016	3,051

	955,430	1,029,887	10,950
Deferred origination costs	3,722	3,577	38
Less - Unearned income	(90,887)	(87,537)	(931)
Less - Allowance for credit losses	(30,637)	(28,928)	(307)

Finance leases, net	¥837,628	¥916,999	$9,750

Toyota is exposed to credit risk on Toyota’s finance receivables. Credit risk is the risk of loss arising from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota estimates allowance for credit losses by variety of credit-risk evaluation process to cover probable and estimable losses above.

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2012 and 2013:

	Yen in millions
	March 31, 2012
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥7,146,365	¥939,345	¥923,642	¥535,296	¥574,671
31-60 days past due	64,314	5,766	3	—	70
61-90 days past due	13,851	2,645	—	—	—
Over 90 days past due	24,263	7,674	53	98	121

Total	¥7,248,793	¥955,430	¥923,698	¥535,394	¥574,862

	Yen in millions
	March 31, 2013
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥8,923,588	¥1,021,074	¥1,305,953	¥658,114	¥651,553
31-60 days past due	84,354	3,106	45	63	—
61-90 days past due	17,312	1,661	—	—	—
Over 90 days past due	22,528	4,046	—	—	—

Total	¥9,047,782	¥1,029,887	¥1,305,998	¥658,177	¥651,553

	U.S. dollars in millions
	March 31, 2013
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	$94,881	$10,857	$13,886	$6,997	$6,928
31-60 days past due	897	33	0	1	—
61-90 days past due	184	17	—	—	—
Over 90 days past due	240	43	—	—	—

Total	$96,202	$10,950	$13,886	$6,998	$6,928

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2012 and 2013:

United States

The wholesale and other dealer loan receivables portfolio segment is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk:	Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors
Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	¥513,632	¥307,867	¥116,871	¥938,370
Credit Watch	55,513	38,382	5,014	98,909
At Risk	6,394	12,157	618	19,169
Default	466	30	423	919

Total	¥576,005	¥358,436	¥122,926	¥1,057,367

	Yen in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	¥720,308	¥373,176	¥152,048	¥1,245,532
Credit Watch	93,643	54,801	7,485	155,929
At Risk	3,114	2,651	2,641	8,406
Default	106	131	193	430

Total	¥817,171	¥430,759	¥162,367	¥1,410,297

	U.S. dollars in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	$7,659	$3,968	$1,616	$13,243
Credit Watch	996	583	80	1,659
At Risk	33	28	28	89
Default	1	1	2	4

Total	$8,689	$4,580	$1,726	$14,995

Other regions

Credit qualities of the wholesale and other dealer loan receivables portfolio segment in other regions are also monitored based on internal risk assessments by dealers on a consistent basis as in the United States. These accounts classified as “Credit Watch” or “At Risk” were not significant in other regions, and consequently the tables below summarize information for two categories, “Performing” and “Default”.

	Yen in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	¥330,264	¥170,886	¥451,505	¥952,655
Default	17,429	6,072	431	23,932

Total	¥347,693	¥176,958	¥451,936	¥976,587

	Yen in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	¥485,464	¥225,808	¥488,679	¥1,199,951
Default	3,363	1,610	507	5,480

Total	¥488,827	¥227,418	¥489,186	¥1,205,431

	U.S. dollars in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	$5,161	$2,401	$5,196	$12,758
Default	36	17	6	59

Total	$5,197	$2,418	$5,202	$12,817

The tables below summarize information about impaired finance receivables:

	Yen in millions
	Recorded investment		Unpaid principal balance		Individually evaluated allowance
	March 31,		March 31,		March 31,
	2012	2013	2012	2013	2012	2013
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	¥8,105	¥11,967	¥8,105	¥11,967	¥2,716	¥1,450
Real estate	16,429	6,726	16,429	6,726	4,252	1,721
Working capital	995	5,246	995	5,246	573	3,691

Total	¥25,529	¥23,939	¥25,529	¥23,939	¥7,541	¥6,862

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	¥14,015	¥6,236	¥14,015	¥6,236
Real estate	15	9,165	15	9,165
Working capital	38	496	38	496

Total	¥14,068	¥15,897	¥14,068	¥15,897

Impaired account balances aggregated and evaluated for impairment:
Retail	¥42,438	¥40,487	¥41,790	¥39,797
Finance leases	325	103	180	85

Total	¥42,763	¥40,590	¥41,970	¥39,882

Total impaired account balances:
Retail	¥42,438	¥40,487	¥41,790	¥39,797
Finance leases	325	103	180	85
Wholesale	22,120	18,203	22,120	18,203
Real estate	16,444	15,891	16,444	15,891
Working capital	1,033	5,742	1,033	5,742

Total	¥82,360	¥80,426	¥81,567	¥79,718

	Yen in millions
	Average impaired finance receivables		Interest income recognized
	For the years ended March 31,		For the years ended March 31,
	2012	2013	2012	2013
Total impaired account balances:
Retail	¥44,362	¥39,616	¥3,700	¥3,056
Finance leases	279	161	7	1
Wholesale	18,734	20,618	79	166
Real estate	16,137	15,574	395	415
Working capital	2,592	3,820	79	83

Total	¥82,104	¥79,789	¥4,260	¥3,721

	U.S. dollars in millions
	March 31, 2013
	Recorded investment	Unpaid principal balance	Individually evaluated allowance
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	$127	$127	$16
Real estate	72	72	18
Working capital	56	56	39

Total	$255	$255	$73

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	$67	$67
Real estate	97	97
Working capital	5	5

Total	$169	$169

Impaired account balances aggregated and evaluated for impairment:
Retail	$430	$423
Finance leases	1	1

Total	$431	$424

Total impaired account balances:
Retail	$430	$423
Finance leases	1	1
Wholesale	194	194
Real estate	169	169
Working capital	61	61

Total	$855	$848

	U.S. dollars in millions
	For the year ended March 31, 2013
	Average impaired finance receivables	Interest income recognized
Total impaired account balances:
Retail	$421	$33
Finance leases	2	0
Wholesale	219	2
Real estate	165	4
Working capital	41	1

Total	$848	$40

The amount of finance receivables modified as a troubled debt restructuring for the year ended March 31, 2013 was not significant for all classes of finance receivables. Finance receivables modified as troubled debt restructurings for the year ended March 31, 2013 and for which there was a payment default were not significant for all classes of such receivables.

Other Receivables	12 Months Ended
Mar. 31, 2013
Other Receivables

8. Other receivables:

Other receivables relate to arrangements with certain component manufacturers whereby Toyota procures inventory for these component manufactures and is reimbursed for the related purchases.

Inventories	12 Months Ended
Mar. 31, 2013
Inventories

9. Inventories:

Inventories consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Finished goods	¥981,612	¥1,007,659	$10,714
Raw materials	347,878	388,780	4,134
Work in process	221,036	235,476	2,504
Supplies and other	71,756	83,871	891

Total	¥1,622,282	¥1,715,786	$18,243

Vehicles and Equipment on Operating Leases	12 Months Ended
Mar. 31, 2013
Vehicles and Equipment on Operating Leases

10. Vehicles and equipment on operating leases:

Vehicles and equipment on operating leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Vehicles	¥2,536,595	¥2,999,294	$31,890
Equipment	87,848	104,351	1,110
Less - Deferred income and other	(49,090)	(65,634)	(698)

	2,575,353	3,038,011	32,302
Less - Accumulated depreciation	(667,406)	(749,238)	(7,966)
Less - Allowance for credit losses	(8,135)	(8,020)	(86)

Vehicles and equipment on operating leases, net	¥1,899,812	¥2,280,753	$24,250

Rental income from vehicles and equipment on operating leases was ¥475,472 million, ¥451,361 million and ¥476,935 million ($5,071 million) for the years ended March 31, 2011, 2012 and 2013, respectively. Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥460,685	$4,898
2015	302,690	3,218
2016	140,865	1,498
2017	38,042	405
2018	11,164	119
Thereafter	4,126	44

Total minimum future rentals	¥957,572	$10,182

The future minimum rentals as shown above should not be considered indicative of future cash collections.

Allowance for Doubtful Accounts and Credit Losses	12 Months Ended
Mar. 31, 2013
Allowance for Doubtful Accounts and Credit Losses

11. Allowance for doubtful accounts and credit losses:

An analysis of activity within the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Allowance for doubtful accounts at beginning of year	¥46,706	¥44,047	¥44,097	$469
Provision for doubtful accounts, net of reversal	1,806	5,843	1,745	19
Write-offs	(2,690)	(699)	(457)	(5)
Other	(1,775)	(5,094)	759	8

Allowance for doubtful accounts at end of year	¥44,047	¥44,097	¥46,144	$491

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments for the years ended March 31, 2011, 2012 and 2013.

A portion of the allowance for doubtful accounts balance at March 31, 2012 and 2013 totaling ¥31,093 million and ¥30,269 million ($322 million), respectively, is attributed to certain non-current receivable balances which are reported as other assets in the consolidated balance sheets.

An analysis of the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Allowance for credit losses at beginning of year	¥232,479	¥167,615	¥140,363	$1,493
Provision for credit losses, net of reversal	2,334	3,780	25,622	272
Charge-offs	(86,115)	(51,578)	(56,701)	(603)
Recoveries	18,268	16,415	14,690	156
Other	649	4,131	23,075	246

Allowance for credit losses at end of year	¥167,615	¥140,363	¥147,049	$1,564

The other amount primarily includes the impact of currency translation adjustments for the years ended March 31, 2011, 2012 and 2013.

An analysis of the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the years ended March 31, 2012 and 2013 are as follows:

	Yen in millions
	For the year ended March 31, 2012
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥92,199	¥36,024	¥28,580
Provision for credit losses, net of reversal	13,569	(4,508)	(4,767)
Charge-offs	(44,742)	(2,499)	(305)
Recoveries	14,051	718	16
Other	2,276	902	714

Allowance for credit losses at end of year	¥77,353	¥30,637	¥24,238

	Yen in millions
	For the year ended March 31, 2013
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥77,353	¥30,637	¥24,238
Provision for credit losses, net of reversal	29,079	(4,063)	(2,006)
Charge-offs	(48,528)	(2,775)	(110)
Recoveries	12,795	590	3
Other	13,159	4,539	4,118

Allowance for credit losses at end of year	¥83,858	¥28,928	¥26,243

	U.S. dollars in millions
	For the year ended March 31, 2013
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	$823	$326	$257
Provision for credit losses, net of reversal	309	(43)	(21)
Charge-offs	(516)	(30)	(1)
Recoveries	136	6	0
Other	140	48	44

Allowance for credit losses at end of year	$892	$307	$279

Affiliated Companies and Variable Interest Entities	12 Months Ended
Mar. 31, 2013
Affiliated Companies and Variable Interest Entities

12. Affiliated companies and variable interest entities:

Investments in and transactions with affiliated companies -

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Current assets	¥9,112,895	¥9,634,769	$102,443
Noncurrent assets	6,914,208	8,495,078	90,325

Total assets	¥16,027,103	¥18,129,847	$192,768

Current liabilities	¥5,847,495	¥6,366,002	$67,687
Long-term liabilities and noncontrolling interests	4,032,045	4,541,328	48,286
Affiliated companies accounted for by the equity method shareholders’ equity	6,147,563	7,222,517	76,795

Total liabilities and shareholders’ equity	¥16,027,103	¥18,129,847	$192,768

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	¥1,914,129	¥2,102,584	$22,356

Number of affiliated companies accounted for by the equity method at end of period	57	56

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net revenues	¥21,874,143	¥22,211,233	¥24,242,046	$257,757

Gross profit	¥2,342,706	¥2,297,660	¥2,620,892	$27,867

Net income attributable to affiliated companies accounted for by the equity method	¥641,771	¥554,983	¥705,249	$7,499

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	¥215,016	¥197,701	¥231,519	$2,461

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2012	2013
Denso Corporation	24.9%	24.9%
Toyota Industries Corporation	24.8%	24.8%
Aisin Seiki Co., Ltd.	23.4%	23.4%
Toyota Tsusho Corporation	22.1%	22.1%
Toyoda Gosei Co., Ltd.	43.1%	43.0%

Certain affiliated companies accounted for by the equity method with carrying amounts of ¥1,467,575 million and ¥1,582,988 million ($16,831 million) at March 31, 2012 and 2013, respectively, were quoted on various established markets at an aggregate value of ¥1,477,413 million and ¥1,954,347 million ($20,780 million), respectively. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time. Toyota did not recognize any impairment loss for the years ended March 31, 2011, 2012 and 2013.

Account balances and transactions with affiliated companies are presented below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Trade accounts and notes receivable, and other receivables	¥283,497	¥252,708	$2,687
Accounts payable and other payables	707,955	592,027	6,295

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net revenues	¥1,612,397	¥1,536,326	¥1,926,854	$20,488
Purchases	3,655,185	3,785,284	4,020,138	42,745

Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2011, 2012 and 2013 were ¥103,169 million, ¥122,950 million and ¥126,977 million ($1,350 million), respectively.

Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.

Variable Interest Entities -

Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables and vehicles on operating leases related to securitization transactions have been legally sold to the VIEs, Toyota has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs.

The consolidated securitization VIEs have ¥1,208,136 million in retail finance receivables, ¥65,541 million in restricted cash and ¥1,040,816 million in secured debt as of March 31, 2012 and have ¥1,135,513 million ($12,074 million) in retail finance receivables, ¥41,664 million ($443 million) in vehicles on operating leases, ¥58,770 million ($625 million) in restricted cash and ¥978,095 million ($10,400 million) in secured debt as of March 31, 2013. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions.

As for VIEs other than those specified above, neither the aggregate size of these VIEs nor Toyota’s involvements in these VIEs are material to Toyota’s consolidated financial statements.

Short-Term Borrowings and Long-Term Debt	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings and Long-Term Debt

13. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2012 and 2013 consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Loans, principally from banks, with a weighted-average interest at March 31, 2012 and March 31, 2013 of 1.93% and of 2.31% per annum, respectively	¥1,158,556	¥1,062,233	$11,294
Commercial paper with a weighted-average interest at March 31, 2012 and March 31, 2013 of 0.72% and of 0.52% per annum, respectively	2,292,093	3,027,295	32,188

	¥3,450,649	¥4,089,528	$43,482

As of March 31, 2013, Toyota has unused short-term lines of credit amounting to ¥2,063,263 million ($21,938 million) of which ¥455,180 million ($4,840 million) related to commercial paper programs. Under these programs, Toyota is authorized to obtain short-term financing at prevailing interest rates for periods not in excess of 360 days.

Long-term debt at March 31, 2012 and 2013 comprises the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Unsecured loans, representing obligations principally to banks, due 2012 to 2029 in 2012 and due 2013 to 2029 in 2013 with interest ranging from 0.00% to 32.00% per annum in 2012 and from 0.00% to 27.30% per annum in 2013	¥3,064,785	¥3,142,411	$33,412
Secured loans, representing obligations principally to finance receivables securitization due 2012 to 2050 in 2012 and due 2013 to 2050 in 2013 with interest ranging from 0.37% to 11.23% per annum in 2012 and from 0.10% to 11.75% per annum in 2013	855,015	993,019	10,558
Medium-term notes of consolidated subsidiaries, due 2012 to 2047 in 2012 and due 2013 to 2047 in 2013 with interest ranging from 0.13% to 8.50% per annum in 2012 and from 0.13% to 9.40% per annum in 2013	3,137,289	4,502,787	47,876
Unsecured notes of parent company, due 2012 to 2019 in 2012 and due 2013 to 2019 in 2013 with interest ranging from 1.07% to 3.00% per annum in 2012 and from 0.19% to 3.00% per annum in 2013	530,000	460,000	4,891
Unsecured notes of consolidated subsidiaries, due 2012 to 2031 in 2012 and due 2013 to 2031 in 2013 with interest ranging from 0.17% to 24.90% per annum in 2012 and from 0.13% to 23.00% per annum in 2013	946,460	922,636	9,810
Long-term capital lease obligations, due 2012 to 2030 in 2012 and due 2013 to 2030 in 2013 with interest ranging from 0.38% to 14.40% per annum in 2012 and from 0.40% to 14.73% per annum in 2013	21,348	21,399	228

	8,554,897	10,042,252	106,775
Less - Current portion due within one year	(2,512,620)	(2,704,428)	(28,755)

	¥6,042,277	¥7,337,824	$78,020

As of March 31, 2013, approximately 40%, 17%, 13% and 30% of long-term debt are denominated in U.S. dollars, Japanese yen, Australian dollars and other currencies, respectively.

As of March 31, 2013, property, plant and equipment with a book value of ¥91,834 million ($976 million) and in addition, other assets aggregating ¥1,141,199 million ($12,134 million) were pledged as collateral mainly for certain debt obligations of subsidiaries. These other assets principally consist of securitized finance receivables.

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥2,704,428	$28,755
2015	1,703,219	18,110
2016	2,090,251	22,225
2017	1,207,091	12,835
2018	1,341,901	14,268

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. During the year ended March 31, 2013, Toyota has not received any significant such requests from these banks.

As of March 31, 2013, Toyota has unused long-term lines of credit amounting to ¥7,252,081 million ($77,109 million).

Product Warranties and Recalls and Other Safety Measures	12 Months Ended
Mar. 31, 2013
Product Warranties and Recalls and Other Safety Measures

14. Product warranties and recalls and other safety measures:

Toyota provides product warranties for certain defects mainly resulting from manufacturing based on warranty contracts with its customers at the time of sale of products. Toyota accrues estimated warranty costs to be incurred in the future in accordance with the warranty contracts. In addition to product warranties, Toyota initiates recalls and other safety measures to repair or to replace parts which might be expected to fail from products safety perspectives or customer satisfaction standpoints. Toyota accrues for costs of recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience.

Liabilities for product warranties and liabilities for recalls and other safety measures have been combined into a single table showing an aggregate liability for quality assurances due to the fact that both are liabilities for costs to repair or replace defects of vehicles and the amounts incurred for recalls and other safety measures may affect the amounts incurred for product warranties and vice versa.

Liabilities for quality assurances are included in “Accrued expenses” in the consolidated balance sheets.

The net changes in liabilities for quality assurances above for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Liabilities for quality assurances at beginning of year	¥680,408	¥764,369	¥839,834	$8,930
Payments made during year	(476,771)	(348,214)	(344,279)	(3,661)
Provision for quality assurances	588,224	436,891	491,542	5,226
Changes relating to pre-existing quality assurances	(1,701)	(7,827)	(8,383)	(89)
Other	(25,791)	(5,385)	24,309	259

Liabilities for quality assurances at end of year	¥764,369	¥839,834	¥1,003,023	$10,665

The other amount primarily includes the impact of currency translation adjustments and the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest.

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2011, 2012 and 2013.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Liabilities for recalls and other safety measures at beginning of year	¥301,422	¥389,499	¥468,697	$4,984
Payments made during year	(263,096)	(159,344)	(180,925)	(1,924)
Provision for recalls and other safety measures	356,749	237,907	270,883	2,880
Other	(5,576)	635	7,751	82

Liabilities for recalls and other safety measures at end of year	¥389,499	¥468,697	¥566,406	$6,022

Other Payables	12 Months Ended
Mar. 31, 2013
Other Payables	15. Other payables: Other payables are mainly related to purchases of property, plant and equipment and non-manufacturing purchases.

Income taxes	12 Months Ended
Mar. 31, 2013
Income taxes

16. Income taxes:

The components of income (loss) before income taxes comprise the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥(278,229)	¥(177,852)	¥651,852	$6,931
Foreign subsidiaries	841,519	610,725	751,797	7,994

	¥563,290	¥432,873	¥1,403,649	$14,925

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Current income tax expense:
Parent company and domestic subsidiaries	¥85,290	¥111,363	¥178,662	$1,900
Foreign subsidiaries	141,821	144,514	213,016	2,265

Total current	227,111	255,877	391,678	4,165

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(44,268)	(57,940)	140,041	1,489
Foreign subsidiaries	129,978	64,335	19,967	212

Total deferred	85,710	6,395	160,008	1,701

Total provision	¥312,821	¥262,272	¥551,686	$5,866

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 40.2%, 40.2% and 37.6% for the years ended March 31, 2011, 2012 and 2013, respectively. The statutory tax rates in effect for the year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences which are expected to reverse in the future years. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2011	2012	2013
Statutory tax rate	40.2%	40.2%	37.6%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	2.2	1.7	0.6
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.8	4.7	1.8
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	12.6	9.2	4.1
Valuation allowance	8.1	14.9	1.7
Tax credits	(2.6)	(1.8)	(3.1)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(9.3)	(9.6)	(4.8)
Unrecognized tax benefits adjustments	(0.6)	2.5	0.1
Other	0.1	(1.2)	1.3

Effective income tax rate	55.5%	60.6%	39.3%

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Deferred tax assets
Accrued pension and severance costs	¥236,978	¥230,021	$2,446
Accrued expenses and liabilities for quality assurances	369,985	480,428	5,108
Other accrued employees’ compensation	106,265	108,599	1,155
Operating loss carryforwards for tax purposes	337,992	160,936	1,711
Tax credit carryforwards	108,426	101,251	1,076
Property, plant and equipment and other assets	147,906	151,043	1,606
Other	296,934	227,596	2,420

Gross deferred tax assets	1,604,486	1,459,874	15,522
Less - Valuation allowance	(309,268)	(284,835)	(3,028)

Total deferred tax assets	1,295,218	1,175,039	12,494

Deferred tax liabilities
Unrealized gains on securities	(210,475)	(388,901)	(4,135)
Undistributed earnings of foreign subsidiaries	(27,581)	(25,713)	(274)
Undistributed earnings of affiliated companies accounted for by the equity method	(504,776)	(567,054)	(6,029)
Basis difference of acquired assets	(34,120)	(35,647)	(379)
Lease transactions	(576,809)	(650,389)	(6,915)
Other	(54,749)	(66,923)	(712)

Gross deferred tax liabilities	(1,408,510)	(1,734,627)	(18,444)

Net deferred tax liability	¥(113,292)	¥(559,588)	$(5,950)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Deferred tax assets
Deferred income taxes (Current assets)	¥718,687	¥749,398	$7,968
Investments and other assets - Other	91,857	100,199	1,065
Deferred tax liabilities
Other current liabilities	(14,953)	(23,258)	(247)
Deferred income taxes (Long-term liabilities)	(908,883)	(1,385,927)	(14,736)

Net deferred tax liability	¥(113,292)	¥(559,588)	$(5,950)

The factors used to assess the likelihood of realization of the deferred tax assets are the future reversal of existing taxable temporary differences, the future taxable income and available tax planning strategies that are prudent and feasible. All available evidence, both positive and negative, is considered to determine whether, based on the weight of that evidence, a valuation allowance is needed for deferred tax assets which are not more-likely-than-not to be realized.

The accounting for deferred tax assets represents Toyota’s current best estimate based on all available evidence. Unanticipated events or changes could result in re-evaluating the realizability of deferred tax assets.

Operating loss carryforwards for tax purposes as of March 31, 2013 in Japan and foreign countries were ¥76,280 million ($811 million) and ¥422,133 million ($4,488 million), respectively, and are available as an offset against future taxable income. The majority of these carryforwards in Japan and foreign countries expire in years 2014 to 2022 and expire in years 2014 to 2033, respectively. Tax credit carryforwards as of March 31, 2013 in Japan and foreign countries were ¥90,439 million ($961 million) and ¥10,812 million ($115 million), respectively, and the majority of these carryforwards in Japan and foreign countries expire in years 2014 to 2016 and expire in years 2014 to 2033, respectively.

The valuation allowance mainly relates to deferred tax assets of operating loss and foreign tax credit carryforwards for tax purposes that are not expected to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Valuation allowance at beginning of year	¥239,269	¥280,685	¥309,268	$3,288
Additions	55,791	96,754	38,285	407
Deductions	(10,077)	(65,566)	(70,986)	(755)
Other	(4,298)	(2,605)	8,268	88

Valuation allowance at end of year	¥280,685	¥309,268	¥284,835	$3,028

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2011, 2012 and 2013.

Because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, management has made no provision for income taxes on those undistributed earnings aggregating ¥2,718,554 million ($28,905 million) as of March 31, 2013. Toyota estimates an additional tax provision of ¥118,998 million ($1,265 million) would be required if the full amount of those undistributed earnings were remitted.

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Balance at beginning of year	¥23,965	¥15,453	¥16,901	$180
Additions based on tax positions related to the current year	213	4,187	2,401	26
Additions for tax positions of prior years	12,564	10,801	4,339	46
Reductions for tax positions of prior years	(16,133)	(363)	(1,619)	(17)
Reductions for tax positions related to lapse of statute of limitations	—	—	—	—
Reductions for settlements	(2,794)	(12,820)	(2,776)	(30)
Other	(2,362)	(357)	3,201	34

Balance at end of year	¥15,453	¥16,901	¥22,447	$239

The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was not material at March 31, 2011, 2012 and 2013, respectively. Toyota does not believe it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

Interest and penalties related to income tax liabilities are included in “Other income (loss), net”. The amounts of interest and penalties accrued as of and recognized for the years ended March 31, 2011, 2012 and 2013, respectively, were not material.

Toyota remains subject to income tax examination for the tax returns related to the years beginning on and after April 1, 2006 and January 1, 2000, with various tax jurisdictions in Japan and foreign countries, respectively.

Shareholders' equity	12 Months Ended
Mar. 31, 2013
Shareholders' equity

17. Shareholders’ equity:

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2011	2012	2013
Common stock issued
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	—

Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492

The Companies Act provides that an amount equal to 10% of distributions from surplus paid by the parent company and its Japanese subsidiaries be appropriated as a capital reserve or a retained earnings reserve. No further appropriations are required when the total amount of the capital reserve and the retained earnings reserve reaches 25% of stated capital.

The retained earnings reserve included in retained earnings as of March 31, 2012 and 2013 was ¥173,711 million and ¥175,735 million ($1,869 million), respectively. The Companies Act provides that the retained earnings reserve of the parent company and its Japanese subsidiaries is restricted and unable to be used for dividend payments, and is excluded from the calculation of the profit available for dividend.

The amounts of statutory retained earnings of the parent company available for dividend payments to shareholders were ¥5,348,279 million and ¥5,858,551 million ($62,292 million) as of March 31, 2012 and 2013, respectively. In accordance with customary practice in Japan, the distributions from surplus are not accrued in the financial statements for the corresponding period, but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings at March 31, 2013 include amounts representing year-end cash dividends of ¥190,046 million ($2,020 million), ¥60 ($0.64) per share, which were approved at the Ordinary General Shareholders’ Meeting, held on June 14, 2013.

Retained earnings at March 31, 2013 include ¥1,576,055 million ($16,758 million) relating to equity in undistributed earnings of affiliated companies accounted for by the equity method.

On January 1, 2012, the parent company implemented share exchanges as a result of which the parent company became a wholly-owning parent company and each of Toyota Auto Body Co., Ltd. and Kanto Auto Works, Ltd. became a wholly-owned subsidiary, and the parent company acquired additional shares of each subsidiary. As a result of these share exchanges, the parent company issued 31,151,148 shares of treasury stock, and treasury stock decreased by ¥125,819 million and losses on disposal of treasury stock occurred in the amount of ¥45,916 million. As a result, additional paid-in capital decreased by ¥551 million and retained earnings decreased by ¥45,365 million, respectively. As a result of acquiring additional shares of each subsidiary, noncontrolling interests decreased by ¥117,881 million, accumulated other comprehensive income (loss) decreased by ¥6,503 million and additional paid-in capital increased by ¥44,481 million.

Detailed components of accumulated other comprehensive income (loss) in Toyota Motor Corporation shareholders’ equity at March 31, 2012 and 2013 and the related changes, net of taxes for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2010	¥(872,776)	¥194,285	¥(168,344)	¥(846,835)
Other comprehensive income (loss)	(287,613)	(26,058)	15,785	(297,886)

Balances at March 31, 2011	(1,160,389)	168,227	(152,559)	(1,144,721)
Equity transaction with noncontrolling interests and other	—	751	(7,254)	(6,503)
Other comprehensive income (loss)	(87,729)	129,328	(69,208)	(27,609)

Balances at March 31, 2012	(1,248,118)	298,306	(229,021)	(1,178,833)
Other comprehensive income (loss)	434,638	368,507	19,565	822,710

Balances at March 31, 2013	¥(813,480)	¥666,813	¥(209,456)	¥(356,123)

	U.S. dollars in millions
	Foreign currency translation adjustments	Unrealized gains (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2012	$(13,271)	$3,171	$(2,435)	$(12,535)
Other comprehensive income (loss)	4,622	3,918	208	8,748

Balances at March 31, 2013	$(8,649)	$7,089	$(2,227)	$(3,787)

Tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2011
Foreign currency translation adjustments	¥(294,279)	¥6,666	¥(287,613)
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	(31,899)	9,643	(22,256)
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	(6,358)	2,556	(3,802)
Pension liability adjustments	26,681	(10,896)	15,785

Other comprehensive income (loss)	¥(305,855)	¥7,969	¥(297,886)

For the year ended March 31, 2012
Equity transaction with noncontrolling interests and other	¥(10,874)	¥4,371	¥(6,503)
Foreign currency translation adjustments	(95,677)	7,948	(87,729)
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	164,872	(65,642)	99,230
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	50,332	(20,234)	30,098
Pension liability adjustments	(111,722)	42,514	(69,208)

Other comprehensive income (loss)	¥(3,069)	¥(31,043)	¥(34,112)

For the year ended March 31, 2013
Foreign currency translation adjustments	¥447,302	¥(12,664)	¥434,638
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	517,169	(175,839)	341,330
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	45,253	(18,076)	27,177
Pension liability adjustments	30,232	(10,667)	19,565

Other comprehensive income (loss)	¥1,039,956	¥(217,246)	¥822,710

	U.S. dollars in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2013
Foreign currency translation adjustments	$4,756	$(134)	$4,622
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	5,499	(1,870)	3,629
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	481	(192)	289
Pension liability adjustments	321	(113)	208

Other comprehensive income (loss)	$11,057	$(2,309)	$8,748

Stock-Based Compensation	12 Months Ended
Mar. 31, 2013
Stock-Based Compensation

18. Stock-based compensation:

In June 1997, the parent company’s shareholders approved a stock option plan for board members. In June 2001, the shareholders approved an amendment of the plan to include both board members and key employees. Each year until June 2010, since the plans’ inception, the shareholders have approved the authorization for the grant of options for the purchase of Toyota’s common stock. Authorized shares for each year that remain ungranted are unavailable for grant in future years. Stock options granted in and after August 2006 have terms of 8 years and an exercise price equal to 1.025 times the closing price of Toyota’s common stock on the date of grant. These options generally vest 2 years from the date of grant.

For the years ended March 31, 2011, 2012 and 2013, Toyota recognized stock-based compensation expenses for stock options of ¥2,522 million, ¥1,539 million and ¥325 million ($3 million) as selling, general and administrative expenses.

The weighted-average grant-date fair value of options granted during the year ended March 31, 2011 was ¥724 per share. The fair value of options granted is amortized over the option vesting period in determining net income attributable to Toyota Motor Corporation in the consolidated statements of income. The grant-date fair value of options granted is estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

2011
Dividend rate	1.5%
Risk-free interest rate	0.3%
Expected volatility	32%
Expected holding period (years)	5.0

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2010	13,716,700	¥5,363	5.23	¥—
Granted	3,435,000	3,183
Exercised	—	—
Canceled	(1,364,900)	4,759

Options outstanding at March 31, 2011	15,786,800	4,941	5.04	¥565
Granted	—	—
Exercised	—	—
Canceled	(3,256,800)	5,059

Options outstanding at March 31, 2012	12,530,000	4,910	4.55	¥1,065
Granted	—	—
Exercised	(645,000)	3,328
Canceled	(1,036,000)	5,907

Options outstanding at March 31, 2013	10,849,000	¥4,909	3.56	¥5,921

Options exercisable at March 31, 2011	9,347,800	¥5,821	3.79	¥—
Options exercisable at March 31, 2012	9,778,000	¥5,396	4.05	¥—
Options exercisable at March 31, 2013	10,849,000	¥4,909	3.56	¥5,921

No options were exercised for the years ended March 31, 2011 and 2012. The total intrinsic value of options exercised for the year ended March 31, 2013 was ¥364 million ($4 million).

No cash was received from the exercise of stock options for the years ended March 31, 2011 and 2012. Cash received from the exercise of stock options for the year ended March 31, 2013 was ¥2,147 million ($23 million).

The following table summarizes information for options outstanding and options exercisable at March 31, 2013:

	Outstanding				Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price	Weighted- average exercise price
Yen		Yen	U.S. dollars	Years		Yen	U.S. dollars
¥3,183 – 5,000	7,480,000	¥4,068	$43	4.31	7,480,000	¥4,068	$43
5,001 – 7,278	3,369,000	6,774	72	1.89	3,369,000	6,774	72

3,183 – 7,278	10,849,000	4,909	52	3.56	10,849,000	4,909	52

Employee Benefit Plans	12 Months Ended
Mar. 31, 2013
Employee Benefit Plans

19. Employee benefit plans:

Pension and severance plans -

Upon terminations of employment, employees of the parent company and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.

Effective October 1, 2004, the parent company amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum or pension payments determined based on accumulated “points” vested in each year of service.

There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.

Effective October 1, 2005, the parent company partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended plan.

The parent company and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.

Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.

Toyota uses a March 31 measurement date for its benefit plans.

Information regarding Toyota’s defined benefit plans is as follows:

Japanese plans

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Change in benefit obligation
Benefit obligation at beginning of year	¥1,362,053	¥1,480,387	$15,740
Service cost	57,241	60,261	641
Interest cost	30,660	27,804	296
Plan participants’ contributions	834	918	10
Plan amendments	632	(3,462)	(37)
Net actuarial loss	67,098	90,667	964
Acquisition and other	27,435	(776)	(8)
Benefits paid	(65,566)	(61,388)	(653)

Benefit obligation at end of year	1,480,387	1,594,411	16,953

Change in plan assets
Fair value of plan assets at beginning of year	885,741	927,545	9,862
Actual return on plan assets	1,493	145,141	1,543
Acquisition and other	27,947	(264)	(3)
Employer contributions	50,423	53,906	573
Plan participants’ contributions	834	918	10
Benefits paid	(38,893)	(36,988)	(393)

Fair value of plan assets at end of year	927,545	1,090,258	11,592

Funded status	¥552,842	¥504,153	$5,361

Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Accrued expenses (Accrued pension and severance costs)	¥19,553	¥25,160	$268
Accrued pension and severance costs	553,096	582,491	6,193
Investments and other assets - Other (Prepaid pension and severance costs)	(19,807)	(103,498)	(1,100)

Net amount recognized	¥552,842	¥504,153	$5,361

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Net actuarial loss	¥(381,770)	¥(333,203)	$(3,543)
Prior service costs	57,930	53,360	567
Net transition obligation	—	—	—

Net amount recognized	¥(323,840)	¥(279,843)	$(2,976)

The accumulated benefit obligation for all defined benefit pension plans was ¥1,379,373 million and ¥1,494,011 million ($15,885 million) at March 31, 2012 and 2013, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Projected benefit obligation	¥728,469	¥749,561	$7,970
Accumulated benefit obligation	639,196	685,763	7,291
Fair value of plan assets	153,945	165,262	1,757

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Service cost	¥61,134	¥57,241	¥60,261	$641
Interest cost	31,782	30,660	27,804	296
Expected return on plan assets	(21,200)	(21,558)	(22,352)	(238)
Amortization of prior service costs	(24,421)	(16,326)	(8,033)	(86)
Recognized net actuarial loss	15,029	28,342	16,619	177
Amortization of net transition obligation	1,944	1,626	—	—

Net periodic pension cost	¥64,268	¥79,985	¥74,299	$790

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net actuarial gain (loss)	¥(15,734)	¥(87,163)	¥32,122	$341
Recognized net actuarial loss	15,029	28,342	16,619	177
Prior service costs	1,287	(632)	3,462	37
Amortization of prior service costs	(24,421)	(16,326)	(8,033)	(86)
Amortization of net transition obligation	1,944	1,626	—	—
Other	10,529	63	(173)	(2)

Total recognized in other comprehensive income (loss)	¥(11,366)	¥(74,090)	¥43,997	$467

The other amount includes the impact of transition to defined contribution pension plans and consolidation and deconsolidation of certain entities due to changes in ownership interest during the years ended March 31, 2011, 2012 and 2013.

The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2014 are ¥(5,000) million ($(53) million) and ¥12,200 million ($130 million), respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate	2.0%	1.7%
Rate of compensation increase	2.3%	2.2%

As of March 31, 2012 and 2013, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine benefit obligations.

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the years ended March 31,
	2011	2012	2013
Discount rate	2.3%	2.3%	2.0%
Expected return on plan assets	2.3%	2.5%	2.5%
Rate of compensation increase	2.3%	2.3%	2.3%

During the years ended March 31, 2011, 2012 and 2013, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine net periodic pension cost.

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. Excepting equity securities contributed by Toyota, approximately 50% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in insurance contracts and other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2012 and 2013. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥353,282	¥—	¥—	¥353,282
Commingled funds	—	158,027	—	158,027

	353,282	158,027	—	511,309

Debt securities
Government bonds	63,327	—	—	63,327
Commingled funds	—	176,596	—	176,596
Other	—	20,155	591	20,746

	63,327	196,751	591	260,669

Insurance contracts	—	83,993	—	83,993
Other	27,006	4,503	40,065	71,574

Total	¥443,615	¥443,274	¥40,656	¥927,545

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥440,971	¥—	¥—	¥440,971
Commingled funds	—	184,879	—	184,879

	440,971	184,879	—	625,850

Debt securities
Government bonds	81,867	—	—	81,867
Commingled funds	—	203,933	—	203,933
Other	—	23,594	441	24,035

	81,867	227,527	441	309,835

Insurance contracts	—	91,326	—	91,326
Other	17,789	3,923	41,535	63,247

Total	¥540,627	¥507,655	¥41,976	¥1,090,258

	U.S. dollars in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$4,689	$—	$—	$4,689
Commingled funds	—	1,966	—	1,966

	4,689	1,966	—	6,655

Debt securities
Government bonds	870	—	—	870
Commingled funds	—	2,168	—	2,168
Other	—	251	5	256

	870	2,419	5	3,294

Insurance contracts	—	971	—	971
Other	189	42	441	672

Total	$5,748	$5,398	$446	$11,592

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Common stocks include 69% of Japanese stocks and 31% of foreign stocks as of March 31, 2012, and 71% of Japanese stocks and 29% of foreign stocks as of March 31, 2013.

Quoted market prices for identical securities are used to measure fair value of government bonds. Government bonds include 35% of Japanese government bonds and 65% of foreign government bonds as of March 31, 2012, and 44% of Japanese government bonds and 56% of foreign government bonds as of March 31, 2013.

Commingled funds are beneficial interests of collective trust. The fair values of commingled funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The fair values of insurance contracts are measured using contracted amount with accrued interest.

Other consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥928	¥37,421	¥38,349
Actual return on plan assets	7	934	941
Purchases, sales and settlements	(189)	19	(170)
Other	—	—	—

Balance at end of year	¥746	¥38,374	¥39,120

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	¥746	¥38,374	¥39,120
Actual return on plan assets	5	(1,762)	(1,757)
Purchases, sales and settlements	(160)	3,453	3,293
Other	—	—	—

Balance at end of year	¥591	¥40,065	¥40,656

	Yen in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	¥591	¥40,065	¥40,656
Actual return on plan assets	3	438	441
Purchases, sales and settlements	(153)	1,032	879
Other	—	—	—

Balance at end of year	¥441	¥41,535	¥41,976

	U.S. dollars in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	$6	$426	$432
Actual return on plan assets	0	4	4
Purchases, sales and settlements	(1)	11	10
Other	—	—	—

Balance at end of year	$5	$441	$446

Toyota expects to contribute ¥54,094 million ($575 million) to its pension plans in the year ending March 31, 2014.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥62,508	$665
2015	64,803	689
2016	66,445	706
2017	66,497	707
2018	67,780	721
from 2019 to 2023	379,369	4,034

Total	¥707,402	$7,522

Foreign plans

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Change in benefit obligation
Benefit obligation at beginning of year	¥367,125	¥467,000	$4,965
Service cost	21,298	27,943	297
Interest cost	21,739	24,300	258
Plan participants’ contributions	221	246	3
Plan amendments	108	(43)	(0)
Net actuarial loss	50,222	38,986	415
Acquisition and other	13,061	82,907	881
Benefits paid	(6,774)	(8,179)	(87)

Benefit obligation at end of year	467,000	633,160	6,732

Change in plan assets
Fair value of plan assets at beginning of year	297,644	343,226	3,649
Actual return on plan assets	14,816	46,359	493
Acquisition and other	19,600	60,138	640
Employer contributions	16,125	35,354	376
Plan participants’ contributions	221	246	3
Benefits paid	(5,180)	(6,084)	(65)

Fair value of plan assets at end of year	343,226	479,239	5,096

Funded status	¥123,774	¥153,921	$1,636

Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Accrued expenses (Accrued pension and severance costs)	¥1,523	¥1,762	$18
Accrued pension and severance costs	155,306	183,621	1,953
Investments and other assets - Other (Prepaid pension and severance costs)	(33,055)	(31,462)	(335)

Net amount recognized	¥123,774	¥153,921	$1,636

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Net actuarial loss	¥(75,069)	¥(96,151)	$(1,022)
Prior service costs	(2,333)	(1,921)	(20)
Net transition obligation	—	—	—

Net amount recognized	¥(77,402)	¥(98,072)	$(1,042)

The accumulated benefit obligation for all defined benefit pension plans was ¥385,348 million and ¥533,551 million ($5,673 million) at March 31, 2012 and 2013, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Projected benefit obligation	¥229,015	¥251,596	$2,675
Accumulated benefit obligation	190,422	213,934	2,275
Fair value of plan assets	52,123	43,277	460

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Service cost	¥21,288	¥21,298	¥27,943	$297
Interest cost	20,720	21,739	24,300	258
Expected return on plan assets	(21,164)	(22,864)	(23,177)	(246)
Amortization of prior service costs	389	351	369	4
Recognized net actuarial loss	1,066	1,783	2,884	31
Amortization of net transition obligation	—	—	—	—

Net periodic pension cost	¥22,299	¥22,307	¥32,319	$344

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net actuarial loss	¥(6,244)	¥(58,270)	¥(15,804)	$(168)
Recognized net actuarial loss	1,066	1,783	2,884	31
Prior service costs	142	(108)	43	0
Amortization of prior service costs	389	351	369	4
Amortization of net transition obligation	—	—	—	—
Other	30,466	5,888	(8,162)	(87)

Total recognized in other comprehensive income (loss)	¥25,819	¥(50,356)	¥(20,670)	$(220)

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2011, 2012 and 2013.

The estimated prior service costs and net actuarial loss that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2014 are ¥300 million ($3 million) and ¥4,400 million ($47 million), respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate	5.0%	4.5%
Rate of compensation increase	4.5%	4.6%

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the years ended March 31,
	2011	2012	2013
Discount rate	6.2%	5.7%	5.0%
Expected return on plan assets	7.4%	7.3%	7.0%
Rate of compensation increase	4.5%	4.4%	4.5%

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. Excepting equity securities contributed by Toyota, approximately 60% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2012 and 2013. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥114,955	¥—	¥—	¥114,955
Commingled funds	—	74,815	—	74,815

	114,955	74,815	—	189,770

Debt securities
Government bonds	25,084	—	—	25,084
Commingled funds	—	43,062	—	43,062
Other	—	29,278	—	29,278

	25,084	72,340	—	97,424

Insurance contracts	—	—	—	—
Other	21,184	3,471	31,377	56,032

Total	¥161,223	¥150,626	¥31,377	¥343,226

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥183,611	¥—	¥—	¥183,611
Commingled funds	—	86,539	—	86,539

	183,611	86,539	—	270,150

Debt securities
Government bonds	47,083	—	—	47,083
Commingled funds	—	42,754	—	42,754
Other	—	40,486	—	40,486

	47,083	83,240	—	130,323

Insurance contracts	—	1,202	—	1,202
Other	30,739	6,218	40,607	77,564

Total	¥261,433	¥177,199	¥40,607	¥479,239

	U.S. dollars in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$1,952	$—	$—	$1,952
Commingled funds	—	920	—	920

	1,952	920	—	2,872

Debt securities
Government bonds	501	—	—	501
Commingled funds	—	455	—	455
Other	—	430	—	430

	501	885	—	1,386

Insurance contracts	—	13	—	13
Other	327	66	432	825

Total	$2,780	$1,884	$432	$5,096

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. Common stocks include mainly foreign stocks as of March 31, 2012 and 2013.

Quoted market prices for identical securities are used to measure fair value of government bonds. Government bonds include mainly foreign government bonds as of March 31, 2012 and 2013.

Commingled funds are beneficial interests of collective trust. The fair values of commingled funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

Other consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥2,663	¥9,097	¥11,760
Actual return on plan assets	305	974	1,279
Purchases, sales and settlements	(2,759)	11,471	8,712
Other	(209)	(1,065)	(1,274)

Balance at end of year	¥—	¥20,477	¥20,477

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	¥—	¥20,477	¥20,477
Actual return on plan assets	—	1,243	1,243
Purchases, sales and settlements	—	9,514	9,514
Other	—	143	143

Balance at end of year	¥—	¥31,377	¥31,377

	Yen in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	¥—	¥31,377	¥31,377
Actual return on plan assets	—	2,472	2,472
Purchases, sales and settlements	—	2,599	2,599
Other	—	4,159	4,159

Balance at end of year	¥—	¥40,607	¥40,607

	U.S. dollars in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	$—	$334	$334
Actual return on plan assets	—	26	26
Purchases, sales and settlements	—	28	28
Other	—	44	44

Balance at end of year	$—	$432	$432

Toyota expects to contribute ¥8,688 million ($92 million) to its pension plans in the year ending March 31, 2014.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥8,535	$91
2015	9,264	99
2016	9,955	106
2017	10,660	113
2018	11,491	122
from 2019 to 2023	73,651	783

Total	¥123,556	$1,314

Postretirement benefits other than pensions and postemployment benefits -

Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are provided through various insurance companies, health care providers and others. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2013
Derivative Financial Instruments

20. Derivative financial instruments:

Toyota employs derivative financial instruments, including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading.

Fair value hedges -

Toyota enters into interest rate swaps and interest rate currency swap agreements mainly to convert its fixed-rate debt to variable-rate debt. Toyota uses interest rate swap agreements in managing interest rate risk exposure. Interest rate swap agreements are executed as either an integral part of specific debt transactions or on a portfolio basis. Toyota uses interest rate currency swap agreements to hedge exposure to currency exchange rate fluctuations on principal and interest payments for borrowings denominated in foreign currencies. Notes and loans payable issued in foreign currencies are hedged by concurrently executing interest rate currency swap agreements, which involve the exchange of foreign currency principal and interest obligations for each functional currency obligations at agreed-upon currency exchange and interest rates.

For the years ended March 31, 2011, 2012 and 2013, the ineffective portion of Toyota’s fair value hedge relationships was not material. For fair value hedging relationships, the components of each derivative’s gain or loss are included in the assessment of hedge effectiveness.

Undesignated derivative financial instruments -

Toyota uses foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options, to manage its exposure to foreign currency exchange rate fluctuations and interest rate fluctuations from an economic perspective, and for which Toyota is unable or has elected not to apply hedge accounting.

Fair value and gains or losses on derivative financial instruments -

The following table summarizes the fair values of derivative financial instruments as of March 31, 2012 and 2013:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥7,166	¥10,769	$114
Investments and other assets - Other	61,174	39,569	421

Total	¥68,340	¥50,338	$535

Other current liabilities	¥(2,060)	¥(2,554)	$(27)
Other long-term liabilities	(303)	(143)	(2)

Total	¥(2,363)	¥(2,697)	$(29)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥61,983	¥27,731	$295
Investments and other assets - Other	157,642	139,419	1,482

Total	¥219,625	¥167,150	$1,777

Other current liabilities	¥(38,338)	¥(37,133)	$(395)
Other long-term liabilities	(120,666)	(122,420)	(1,301)

Total	¥(159,004)	¥(159,553)	$(1,696)

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	¥9,531	¥7,340	$78
Investments and other assets - Other	—	—	—

Total	¥9,531	¥7,340	$78

Other current liabilities	¥(21,736)	¥(36,087)	$(384)
Other long-term liabilities	(70)	(5)	(0)

Total	¥(21,806)	¥(36,092)	$(384)

As of March 31, 2012 and 2013, the amounts of counterparty netting and cash collateral received that partially offset derivative assets were ¥218,509 million and ¥158,807 million ($1,689 million), respectively. The amounts of counterparty netting and cash collateral pledged that partially offset derivative liabilities were ¥(90,963) million and ¥(86,477) million ($(919) million), respectively. These amounts included in the above table were offset in the consolidated balance sheets.

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2012 and 2013:

	Yen in millions				U.S. dollars in millions
	March 31,				March 31,
	2012		2013		2013
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	¥344,623	¥10,607,666	¥235,219	¥12,689,774	$2,501	$134,926
Foreign exchange forward and option contracts	—	2,199,627	—	2,104,048	—	22,371

Total	¥344,623	¥12,807,293	¥235,219	¥14,793,822	$2,501	$157,297

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statements of income for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the years ended March 31,
	2011		2012
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥71,491	¥(68,741)	¥(1,354)	¥2,999
Interest expense	(166)	166	—	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥72,082	¥—	¥35,834	¥—
Foreign exchange gain (loss), net	(1,393)	—	(28)	—
Foreign exchange forward and option contracts
Cost of financing operations	(2,693)	—	(3,815)	—
Foreign exchange gain (loss), net	110,211	—	53,272	—

	Yen in millions		U.S. dollars in millions
	For the year ended March 31,		For the year ended March 31,
	2013		2013
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥(23,965)	¥24,738	$(255)	$263
Interest expense	—	—	—	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥(24,204)	¥—	$(257)	$—
Foreign exchange gain (loss), net	1,617	—	17	—
Foreign exchange forward and option contracts
Cost of financing operations	(4,572)	—	(49)	—
Foreign exchange gain (loss), net	(49,239)	—	(524)	—

Undesignated derivative financial instruments are used to manage risks of fluctuations in interest rates to certain borrowing transactions and in foreign currency exchange rates of certain currency receivables and payables. Toyota accounts for these derivative financial instruments as economic hedges with changes in the fair value recorded directly into current period earnings.

Unrealized gains or (losses) on undesignated derivative financial instruments reported in the cost of financing operations for the years ended March 31, 2011, 2012 and 2013 were ¥93,370 million, ¥(14,934) million and ¥(60,727) million ($(646) million) those reported in foreign exchange gain (loss), net were ¥(240) million, ¥(5,543) million and ¥(7,447) million ($(79) million), respectively.

Cash flows from transactions of derivative financial instruments are included in cash flows from operating activities in the consolidated statements of cash flows.

Credit risk related contingent features -

Toyota enters into International Swaps and Derivatives Association Master Agreements with counterparties. These Master Agreements contain a provision requiring either Toyota or the counterparty to settle the contract or to post assets to the other party in the event of a ratings downgrade below a specified threshold.

The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position after being offset by cash collateral as of March 31, 2013 is ¥3,289 million ($35 million). The aggregate fair value amount of assets that are already posted as cash collateral as of March 31, 2013 is ¥17,305 million ($184 million). If the ratings of Toyota decline below specified thresholds, the maximum amount of assets to be posted or for which Toyota could be required to settle the contracts is ¥3,289 million ($35 million) as of March 31, 2013.

Other Financial Instruments	12 Months Ended
Mar. 31, 2013
Other Financial Instruments

21. Other financial instruments:

Toyota has certain financial instruments, including financial assets and liabilities which arose in the normal course of business. These financial instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major developed countries. Financial instruments involve, to varying degrees, market risk as instruments are subject to price fluctuations, and elements of credit risk in the event a counterparty should default. In the unlikely event the counterparties fail to meet the contractual terms of a foreign currency or an interest rate instrument, Toyota’s risk is limited to the fair value of the instrument. Although Toyota may be exposed to losses in the event of non-performance by counterparties on financial instruments, it does not anticipate significant losses due to the nature of its counterparties. Counterparties to Toyota’s financial instruments represent, in general, international financial institutions. Additionally, Toyota does not have a significant exposure to any individual counterparty. Toyota believes that the overall credit risk related to its financial instruments is not significant.

The following table summarizes the estimated fair values of Toyota’s financial instruments, excluding marketable securities and other securities investments, affiliated companies and derivative financial instruments. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2012
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	¥1,679,200	¥1,444,276	¥234,924	¥—	¥1,679,200
Time deposits	80,301	—	80,301	—	80,301
Total finance receivables, net	8,879,731	—	—	9,137,936	9,137,936
Other receivables	408,547	—	—	408,547	408,547
Short-term borrowings	(3,450,649)	—	(3,256,078)	(194,571)	(3,450,649)
Long-term debt including the current portion	(8,533,549)	—	(7,835,970)	(847,223)	(8,683,193)

	Yen in millions
	March 31, 2013
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	¥1,718,297	¥1,342,356	¥375,941	¥—	¥1,718,297
Time deposits	106,700	—	106,700	—	106,700
Total finance receivables, net	11,144,427	—	—	11,434,936	11,434,936
Other receivables	432,693	—	—	432,693	432,693
Short-term borrowings	(4,089,528)	—	(4,089,528)	—	(4,089,528)
Long-term debt including the current portion	(10,020,853)	—	(9,244,942)	(979,196)	(10,224,138)

	U.S. dollars in millions
	March 31, 2013
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	$18,270	$14,273	$3,997	$—	$18,270
Time deposits	1,135	—	1,135	—	1,135
Total finance receivables, net	118,495	—	—	121,584	121,584
Other receivables	4,601	—	—	4,601	4,601
Short-term borrowings	(43,482)	—	(43,482)	—	(43,482)
Long-term debt including the current portion	(106,548)	—	(98,298)	(10,412)	(108,710)

Cash and cash equivalents and time deposits -

In the normal course of business, substantially all cash and cash equivalents and time deposits are highly liquid and are carried at amounts which approximate fair value due to its short duration. Cash equivalents and time deposits include negotiable certificate of deposit measured at fair value on a recurring basis. Where money market funds produce a daily net asset value in an active market, this value is used to determine the fair value of the fund investment, and the investment is classified in Level 1. All other types of cash and cash equivalents and time deposits are classified in Level 2.

Finance receivables, net -

The fair values of finance receivables are estimated by discounting expected cash flows to present value using internal assumptions, including prepayment speeds, expected credit losses and collateral value. Certain impaired finance receivables are measured at fair value on a nonrecurring basis based on collateral values.

As unobservable inputs are utilized, finance receivables are classified in Level 3.

Other receivables -

Other receivables are short-term receivables. These receivables are carried at amounts which approximate fair value, and the difference between the carrying amount and the fair value is not material. These receivables are classified in Level 3.

Short-term borrowings and long-term debt -

The fair values of short-term borrowings and long-term debt including the current portion, except for secured loans provided by securitization transactions using special-purpose entities, are estimated based on the discounted amounts of future cash flows using Toyota’s current borrowing rates for similar liabilities. As these inputs are observable, these debts are classified in Level 2.

The fair values of the secured loans provided by securitization transactions are estimated based on current market rates and credit spreads for debt with similar maturities. Internal assumptions including prepayment speeds and expected credit losses are used to estimate the timing of cash flows to be paid on the underlying securitized assets. As these valuations utilize unobservable inputs, the secured loans are classified in Level 3. See note 12 to the consolidated financial statements for information regarding the secured loans.

Lease Commitments	12 Months Ended
Mar. 31, 2013
Lease Commitments

22. Lease commitments:

Toyota leases certain assets under capital lease and operating lease arrangements.

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Class of property
Building	¥12,230	¥13,999	$149
Machinery and equipment	31,698	32,252	343
Less - Accumulated depreciation	(20,284)	(23,843)	(254)

	¥23,644	¥22,408	$238

Amortization expenses under capital leases for the years ended March 31, 2011, 2012 and 2013 were ¥5,966 million, ¥5,572 million and ¥5,265 million ($56 million), respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2013 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥4,993	$53
2015	3,542	38
2016	2,790	30
2017	2,409	25
2018	2,049	22
Thereafter	12,926	137

Total minimum lease payments	28,709	305
Less - Amount representing interest	(7,310)	(77)

Present value of net minimum lease payments	21,399	228
Less - Current obligations	(4,096)	(44)

Long-term capital lease obligations	¥17,303	$184

Rental expenses under operating leases for the years ended March 31, 2011, 2012 and 2013 were ¥89,029 million, ¥91,052 million and ¥90,081 million ($958 million), respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2013 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥11,299	$120
2015	9,398	100
2016	7,988	85
2017	6,347	67
2018	5,354	57
Thereafter	21,491	229

Total minimum future rentals	¥61,877	$658

Other Commitments and Contingencies, Concentrations and Factors That May Affect Future Operations	12 Months Ended
Mar. 31, 2013
Other Commitments and Contingencies, Concentrations and Factors That May Affect Future Operations

23. Other commitments and contingencies, concentrations and factors that may affect future operations:

Commitments

Commitments outstanding as of March 31, 2013 for the purchase of property, plant and equipment and other assets totaled ¥203,901 million ($2,168 million).

Guarantees

Toyota enters into contracts with Toyota dealers to guarantee customers’ payments of their installment payables that arise from installment contracts between customers and Toyota dealers, as and when requested by Toyota dealers. Guarantee periods are set to match maturity of installment payments, and as of March 31, 2013, range from 1 month to 35 years; however, they are generally shorter than the useful lives of products sold. Toyota is required to execute its guarantee primarily when customers are unable to make required payments.

The maximum potential amount of future payments as of March 31, 2013 is ¥1,849,493 million ($19,665 million). Liabilities for guarantees totaling ¥6,590 million ($70 million) have been provided as of March 31, 2013. Under these guarantee contracts, Toyota is entitled to recover any amount paid by Toyota from the customers whose original obligations Toyota has guaranteed.

Legal Proceedings

Product Recalls

From time-to-time, Toyota issues vehicle recalls and takes other safety measures including safety campaigns relating to its vehicles. In November 2009, Toyota announced a safety campaign in North America for certain models of Toyota and Lexus vehicles related to floor mat entrapment of accelerator pedals, and later expanded it to include additional models. In January 2010, Toyota announced a recall in North America for certain models of Toyota vehicles related to sticking and slow-to-return accelerator pedals. Also in January 2010, Toyota recalled in Europe, China and other regions certain models of Toyota vehicles related to sticking accelerator pedals. In February 2010, Toyota announced a worldwide recall related to the software program that controls the antilock braking system in certain vehicle models including the Prius. Set forth below is a description of various claims, lawsuits and government investigations involving Toyota in the United States relating to these recalls and other safety measures.

Class Action and Consolidated Litigation

Approximately 200 putative class actions and more than 500 individual product liability personal injury cases have been filed since November 2009 alleging that certain Toyota, Lexus and Scion vehicles contain defects that lead to unintended acceleration. In April 2010, the approximately 190 putative class actions in federal court as well as the federal product liability personal injury cases and warranty and lemon law cases were consolidated for pretrial proceedings into a single multi-district litigation in the United States District Court for the Central District of California. Approximately 10 putative class actions and various product liability personal injury cases pending in state courts were subsequently consolidated into the federal action. The remaining class actions lawsuits are pending in a consolidated state action in California.

In December 2012, Toyota and the plaintiffs announced that they had reached an agreement to settle the economic loss claims in the consolidated federal action. The court preliminarily approved the agreement and held the final approval hearing in June 2013. The court took the matter under submission and scheduled a hearing in July 2013 for the presentation of additional information. In fiscal 2013, Toyota recorded a $1.1 billion pre-tax charge against earnings to cover the estimated costs of this resolution and other potential recall-related resolutions, including the resolution of the civil litigation filed by the Orange County District Attorney and the state attorneys general’s investigation discussed below.

The settlement provides a customer support program covering certain vehicle parts, the free installation of a brake override system on the remaining floor mat entrapment safety campaign vehicles and funds for cash payments to customers who do not receive the brake override system, cash payments to individuals who allegedly suffered a loss on the sale, lease or insuring the residual value of Toyota’s vehicles and funds for safety-related research and education programs. The settlement does not cover product liability personal injury claims in the consolidated federal action or pending in various state courts in the United States.

In April 2013, Toyota announced that the court had approved an agreement to resolve the civil action filed by the Orange County District Attorney in California state court seeking, among other things, statutory penalties alleging that Toyota sold and marketed defective vehicles in violation of various California statutes. The amount of the settlement, which was not material to Toyota, was included in the charge taken in fiscal 2013.

Beginning in February 2010, Toyota was sued in approximately 20 putative class actions alleging defects in the antilock braking system in various hybrid vehicles that cause the vehicles to fail to stop in a timely manner when driving in certain road conditions. The plaintiffs seek an order requiring Toyota to repair the vehicles and claim that all owners and lessees of vehicles, including those for which recalls have been implemented, should be compensated for the alleged defects related to the antilock braking system. These cases have been consolidated into two actions, one in the United States District Court for the Central District of California and one in the Los Angeles County Superior Court. In January 2013, the Court in the federal case issued an order denying the plaintiff’s motion for class certification and granting summary judgment in favor of Toyota on the claims of the principal named plaintiff for the cases relating to recalled vehicles. A class certification hearing in connection with the claims related to those vehicles that were not recalled is scheduled in July 2013.

From February through March 2010, Toyota was sued in 6 putative shareholder class actions on behalf of investors in Toyota ADRs and common stock. The cases alleged violations of the Securities Exchange Act of 1934 and Japan’s Financial Instruments and Exchange Act and were consolidated into a single action in the United States District Court for the Central District of California. The judge dismissed with prejudice the claims based on Japan’s Financial Instruments and Exchange Act, and Toyota reached an agreement to resolve the claims asserted on behalf of purchasers of Toyota’s ADRs for an amount not material to Toyota. The court approved the settlement in March 2013.

While Toyota has resolved or is attempting to resolve many of these matters, Toyota believes that it has meritorious defenses to all of them and will vigorously defend those matters not resolved.

Government Investigations

In February 2010, Toyota received a subpoena from the U.S. Attorney for the Southern District of New York and a voluntary request and subpoena from the SEC. The subpoenas and the voluntary request primarily seek documents related to unintended acceleration and certain financial records. This is a coordinated investigation and has included interviews of Toyota and non-Toyota witnesses, as well as production of documents. In June 2010, Toyota received a second voluntary request and subpoena from the SEC and a subpoena from the U.S. Attorney for the Southern District of New York seeking production of documents related to the recalls of the steering relay rod. Toyota is cooperating with the U.S. Attorney’s Office and SEC in their investigations, which are on-going.

In June 2012, Toyota announced an amendment to the 2009 floor mat entrapment safety campaign to include model year 2010 RX350 and RX450h. Toyota submitted additional documents related to this amendment pursuant to NHTSA’s request. In October 2012, Toyota filed an additional amendment to include model year 2008 through 2011 Land Cruiser. In December 2012, Toyota announced an agreement with NHTSA to resolve timeliness claims related to the model year 2010 RX350 and RX450h safety campaign under which Toyota agreed to make a $17.4 million payment to the U.S. Treasury.

Toyota also received subpoenas and formal and informal requests from various states’ attorneys general, including the Executive Committee for a group of 30 states’ plus one territory’s attorney general, and certain local governmental agencies regarding various recalls, the facts underlying those recalls and customer handling related to those recalls. In February 2013, Toyota and the attorneys general resolved these investigations for an amount not material to Toyota. Such amount was included in the charge taken in fiscal 2013. In connection with this settlement, Toyota also made commitments to continue to conduct certain activities it is already undertaking.

Beyond the amounts accrued for the recall-related matters, Toyota is unable to estimate a range of reasonably possible loss, if any, for the other recall-related matters because (i) many of the proceedings are in evidence gathering stages, (ii) significant factual issues need to be resolved, (iii) the legal theory or nature of the claims is unclear, (iv) the outcome of future motions or appeals is unknown and/or (v) the outcomes of other matters of these types vary widely and do not appear sufficiently similar to offer meaningful guidance. Although Toyota cannot estimate a reasonable range of loss based on currently available information, the resolution of these matters could have an adverse effect on Toyota’s financial position, results of operations or cash flows.

Other Proceedings

Toyota has various other legal actions, other governmental proceedings and other claims pending against it, including other product liability claims in the United States. For the same reasons discussed above relating to the recall-related legal proceedings, Toyota is unable to estimate a range of reasonably possible loss, if any, beyond the amounts accrued, with respect to these claims. Based upon information currently available to Toyota, however, Toyota believes that its losses from these matters, if any, would not have a material adverse effect on Toyota’s financial position, results of operations or cash flows.

Environmental Matters and Others

In October 2000, the European Union brought into effect a directive that requires member states to promulgate regulations implementing the following: (i) manufacturers shall bear all or a significant part of the costs for taking back end-of-life vehicles put on the market after July 1, 2002 and dismantling and recycling those vehicles. Beginning January 1, 2007, this requirement became applicable to vehicles put on the market before July 1, 2002; (ii) manufacturers may not use certain hazardous materials in vehicles to be sold after July 2003; (iii) vehicles type-approved and put on the market after December 15, 2008, shall be re-usable and/or recyclable to a minimum of 85% by weight per vehicle and shall be re-usable and/or recoverable to a minimum of 95% by weight per vehicle; and (iv) end-of-life vehicles must meet actual re-use of 80% and re-use as material or energy of 85%, respectively, of vehicle weight by 2006, rising respectively to 85% and 95% by 2015. A law to implement the directive came into effect in all member states including Bulgaria, Romania that joined the European Union in January 2007. Currently, there are uncertainties surrounding the implementation of the applicable regulations in different European Union member states, particularly regarding manufacturer responsibilities and resultant expenses that may be incurred.

In addition, under this directive member states must take measures to ensure that car manufacturers, distributors and other auto-related economic operators establish adequate used vehicle collection and treatment facilities and to ensure that hazardous materials and recyclable parts are removed from vehicles prior to shredding. This directive impacts Toyota’s vehicles sold in the European Union and Toyota is introducing vehicles that are in compliance with such measures taken by the member states pursuant to the directive.

Based on the legislation that has been enacted to date, Toyota has provided for its estimated liability related to covered vehicles in existence as of March 31, 2013. Depending on the legislation that will be enacted subject to other circumstances, Toyota may be required to revise the accruals for the expected costs. Although Toyota does not expect its compliance with the directive to result in significant cash expenditures, Toyota is continuing to assess the impact of this future legislation on its financial position, results of operations and cash flows.

Toyota purchases materials that are equivalent to approximately 10% of material costs from a supplier which is an affiliated company.

The parent company has a concentration of labor supply in employees working under collective bargaining agreements and a substantial portion of these employees are working under the agreement that will expire on December 31, 2014.

Segment Data	12 Months Ended
Mar. 31, 2013
Segment Data

24. Segment data:

The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.

The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial Services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories. The Financial Services segment consists primarily of financing, and vehicle and equipment leasing operations to assist in the merchandising of the parent company and its affiliated companies products as well as other products. The All Other segment includes the design, manufacturing and sales of housing, telecommunications and other business.

The following tables present certain information regarding Toyota’s industry segments and operations by geographic areas and overseas revenues by destination as of and for the years ended March 31, 2011, 2012 and 2013.

Segment operating results and assets -

As of and for the year ended March 31, 2011:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,322,753	¥1,173,168	¥497,767	¥—	¥18,993,688
Inter-segment sales and transfers	14,567	19,037	474,485	(508,089)	—

Total	17,337,320	1,192,205	972,252	(508,089)	18,993,688
Operating expenses	17,251,347	833,925	937,010	(496,873)	18,525,409

Operating income	¥85,973	¥358,280	¥35,242	¥(11,216)	¥468,279

Assets	¥11,341,558	¥13,365,394	¥1,146,720	¥3,964,494	¥29,818,166
Investment in equity method investees	1,784,539	3,519	3,045	26,885	1,817,988
Depreciation expenses	819,075	330,865	25,633	—	1,175,573
Capital expenditure	691,867	991,330	21,058	(13,064)	1,691,191

As of and for the year ended March 31, 2012:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥16,964,378	¥1,071,737	¥547,538	¥—	¥18,583,653
Inter-segment sales and transfers	30,168	28,587	501,377	(560,132)	—

Total	16,994,546	1,100,324	1,048,915	(560,132)	18,583,653
Operating expenses	16,972,863	793,886	1,006,853	(545,576)	18,228,026

Operating income	¥21,683	¥306,438	¥42,062	¥(14,556)	¥355,627

Assets	¥12,261,814	¥13,172,548	¥1,161,224	¥4,055,379	¥30,650,965
Investment in equity method investees	1,877,720	3,887	4,765	27,757	1,914,129
Depreciation expenses	744,067	298,757	25,006	—	1,067,830
Capital expenditure	796,839	683,161	35,340	16,742	1,532,082

As of and for the year ended March 31, 2013:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥20,378,762	¥1,150,042	¥535,388	¥—	¥22,064,192
Inter-segment sales and transfers	40,338	20,628	531,073	(592,039)	—

Total	20,419,100	1,170,670	1,066,461	(592,039)	22,064,192
Operating expenses	19,474,396	854,850	1,012,845	(598,787)	20,743,304

Operating income	¥944,704	¥315,820	¥53,616	¥6,748	¥1,320,888

Assets	¥13,179,741	¥16,231,473	¥1,310,115	¥4,761,988	¥35,483,317
Investment in equity method investees	2,033,040	4,925	6,968	57,651	2,102,584
Depreciation expenses	745,880	336,528	22,701	—	1,105,109
Capital expenditure	937,695	1,005,326	29,286	1,845	1,974,152

	U.S. dollars in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$216,680	$12,228	$5,693	$—	$234,601
Inter-segment sales and transfers	429	219	5,646	(6,294)	—

Total	217,109	12,447	11,339	(6,294)	234,601
Operating expenses	207,064	9,089	10,769	(6,366)	220,556

Operating income	$10,045	$3,358	$570	$72	$14,045

Assets	$140,135	$172,583	$13,930	$50,633	$377,281
Investment in equity method investees	21,617	52	74	613	22,356
Depreciation expenses	7,931	3,578	241	—	11,750
Capital expenditure	9,970	10,689	311	20	20,990

Geographic Information -

As of and for the year ended March 31, 2011:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥6,966,929	¥5,327,809	¥1,920,416	¥3,138,112	¥1,640,422	¥—	¥18,993,688
Inter-segment sales and transfers	4,019,317	101,327	61,081	236,422	168,694	(4,586,841)	—

Total	10,986,246	5,429,136	1,981,497	3,374,534	1,809,116	(4,586,841)	18,993,688
Operating expenses	11,348,642	5,089,633	1,968,349	3,061,557	1,648,987	(4,591,759)	18,525,409

Operating income (loss)	¥(362,396)	¥339,503	¥13,148	¥312,977	¥160,129	¥4,918	¥468,279

Assets	¥11,285,864	¥9,910,828	¥1,931,231	¥2,138,499	¥2,044,379	¥2,507,365	¥29,818,166
Long-lived assets	3,123,042	2,276,332	305,627	344,304	259,855	—	6,309,160

As of and for the year ended March 31, 2012:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,293,804	¥4,644,348	¥1,917,408	¥3,116,849	¥1,611,244	¥—	¥18,583,653
Inter-segment sales and transfers	3,873,515	107,538	76,538	217,425	148,931	(4,423,947)	—

Total	11,167,319	4,751,886	1,993,946	3,334,274	1,760,175	(4,423,947)	18,583,653
Operating expenses	11,374,359	4,565,477	1,976,150	3,077,484	1,651,361	(4,416,805)	18,228,026

Operating income (loss)	¥(207,040)	¥186,409	¥17,796	¥256,790	¥108,814	¥(7,142)	¥355,627

Assets	¥12,034,423	¥9,693,232	¥1,960,532	¥2,433,312	¥2,175,493	¥2,353,973	¥30,650,965
Long-lived assets	2,981,985	2,197,197	263,070	412,959	380,169	—	6,235,380

As of and for the year ended March 31, 2013:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,910,456	¥6,167,821	¥2,003,113	¥4,058,629	¥1,924,173	¥—	¥22,064,192
Inter-segment sales and transfers	4,910,562	116,604	80,000	326,847	170,092	(5,604,105)	—

Total	12,821,018	6,284,425	2,083,113	4,385,476	2,094,265	(5,604,105)	22,064,192
Operating expenses	12,244,683	6,062,500	2,056,651	4,009,421	1,960,521	(5,590,472)	20,743,304

Operating income	¥576,335	¥221,925	¥26,462	¥376,055	¥133,744	¥(13,633)	¥1,320,888

Assets	¥12,296,731	¥11,841,471	¥2,199,256	¥3,305,319	¥2,616,164	¥3,224,376	¥35,483,317
Long-lived assets	2,929,346	2,633,067	288,288	590,021	410,517	—	6,851,239

	U.S. dollars in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$84,109	$65,580	$21,299	$43,154	$20,459	$—	$234,601
Inter-segment sales and transfers	52,212	1,240	850	3,475	1,809	(59,586)	—

Total	136,321	66,820	22,149	46,629	22,268	(59,586)	234,601
Operating expenses	130,193	64,460	21,868	42,630	20,846	(59,441)	220,556

Operating income	$6,128	$2,360	$281	$3,999	$1,422	$(145)	$14,045

Assets	$130,747	$125,906	$23,384	$35,144	$27,817	$34,283	$377,281
Long-lived assets	31,147	27,996	3,065	6,274	4,365	—	72,847

“Other” consists of Central and South America, Oceania and Africa.

Revenues are attributed to geographies based on the country location of the parent company or the subsidiary that transacted the sale with the external customer.

There are no any individually material countries with respect to revenues, and long-lived assets included in other foreign countries.

Unallocated amounts included in assets represent assets held for corporate purposes, which mainly consist of cash and cash equivalents and marketable securities. Such corporate assets were ¥4,613,672 million, ¥4,749,259 million and ¥5,599,970 million ($59,542 million), as of March 31, 2011, 2012 and 2013, respectively.

Transfers between industries or geographic segments are made at amounts which Toyota’s management believes approximate arm’s-length transactions. In measuring the reportable segments’ income or losses, operating income consists of revenue less operating expenses.

Overseas Revenues by destination -

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statements users with valuable information.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
North America	¥5,398,278	¥4,715,804	¥6,790,453	$72,200
Europe	1,793,932	1,817,944	1,901,118	20,214
Asia	3,280,384	3,284,392	3,940,175	41,894
Other	3,196,114	3,103,383	3,929,775	41,784

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.

Certain financial statements data on non-financial services and financial services businesses -

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	¥1,104,636	¥1,107,409	$11,775
Marketable securities	1,015,626	1,204,447	12,806
Trade accounts and notes receivable, less allowance for doubtful accounts	2,031,472	2,033,831	21,625
Inventories	1,622,154	1,715,634	18,242
Prepaid expenses and other current assets	1,464,124	1,597,514	16,986

Total current assets	7,238,012	7,658,835	81,434

Investments and other assets	6,218,377	7,462,767	79,349
Property, plant and equipment	4,510,716	4,741,357	50,413

Total Non-Financial Services Businesses assets	17,967,105	19,862,959	211,196

Financial Services Businesses
Current assets
Cash and cash equivalents	574,564	610,888	6,495
Marketable securities	165,444	241,216	2,565
Finance receivables, net	4,114,897	5,117,660	54,414
Prepaid expenses and other current assets	685,611	693,036	7,369

Total current assets	5,540,516	6,662,800	70,843

Noncurrent finance receivables, net	5,602,462	6,943,766	73,830
Investments and other assets	304,906	515,025	5,476
Property, plant and equipment	1,724,664	2,109,882	22,434

Total Financial Services Businesses assets	13,172,548	16,231,473	172,583

Eliminations	(488,688)	(611,115)	(6,498)

Total assets	¥30,650,965	¥35,483,317	$377,281

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	¥715,019	¥576,685	$6,132
Current portion of long-term debt	339,441	185,582	1,973
Accounts payable	2,234,316	2,092,722	22,251
Accrued expenses	1,737,490	2,092,102	22,245
Income taxes payable	123,344	140,935	1,499
Other current liabilities	1,175,801	1,186,870	12,619

Total current liabilities	6,325,411	6,274,896	66,719

Long-term liabilities
Long-term debt	503,070	521,428	5,544
Accrued pension and severance costs	700,211	754,360	8,021
Other long-term liabilities	531,982	969,668	10,310

Total long-term liabilities	1,735,263	2,245,456	23,875

Total Non-Financial Services Businesses liabilities	8,060,674	8,520,352	90,594

Financial Services Businesses
Current liabilities
Short-term borrowings	3,040,373	3,861,699	41,060
Current portion of long-term debt	2,218,526	2,538,249	26,988
Accounts payable	27,095	37,655	400
Accrued expenses	96,247	105,901	1,126
Income taxes payable	10,434	15,331	163
Other current liabilities	536,291	632,025	6,720

Total current liabilities	5,928,966	7,190,860	76,457

Long-term liabilities
Long-term debt	5,555,112	6,876,849	73,119
Accrued pension and severance costs	8,191	11,752	125
Other long-term liabilities	520,252	724,337	7,702

Total long-term liabilities	6,083,555	7,612,938	80,946

Total Financial Services Businesses liabilities	12,012,521	14,803,798	157,403

Eliminations	(488,708)	(613,689)	(6,525)

Total liabilities	19,584,487	22,710,461	241,472

Total Toyota Motor Corporation shareholders’ equity	10,550,261	12,148,035	129,166

Noncontrolling interests	516,217	624,821	6,643

Total shareholders’ equity	11,066,478	12,772,856	135,809

Total liabilities and shareholders’ equity	¥30,650,965	¥35,483,317	$377,281

Statements of income -

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Non-Financial Services Businesses
Net revenues	¥17,826,986	¥17,534,872	¥20,943,634	$222,686

Costs and expenses
Cost of revenues	15,986,741	15,796,635	18,034,256	191,752
Selling, general and administrative	1,723,071	1,676,999	1,899,997	20,202

Total costs and expenses	17,709,812	17,473,634	19,934,253	211,954

Operating income	117,174	61,238	1,009,381	10,732

Other income (expense), net	88,840	69,935	79,837	849

Income before income taxes and equity in earnings of affiliated companies	206,014	131,173	1,089,218	11,581

Provision for income taxes	178,795	141,558	436,223	4,638
Equity in earnings of affiliated companies	214,229	196,544	230,078	2,446

Net income	241,448	186,159	883,073	9,389

Less: Net income attributable to noncontrolling interests	(54,055)	(82,181)	(119,359)	(1,269)

Net income attributable to Toyota Motor Corporation - Non-Financial Services Businesses	187,393	103,978	763,714	8,120

Financial Services Businesses
Net revenues	1,192,205	1,100,324	1,170,670	12,447

Costs and expenses
Cost of revenues	636,374	615,563	633,306	6,734
Selling, general and administrative	197,551	178,323	221,544	2,355

Total costs and expenses	833,925	793,886	854,850	9,089

Operating income	358,280	306,438	315,820	3,358

Other income (expense), net	1,349	(4,679)	(970)	(10)

Income before income taxes and equity in earnings of affiliated companies	359,629	301,759	314,850	3,348

Provision for income taxes	134,094	120,725	116,033	1,234
Equity in earnings of affiliated companies	787	1,157	1,441	15

Net income	226,322	182,191	200,258	2,129

Less: Net income attributable to noncontrolling interests	(3,251)	(2,566)	(1,961)	(21)

Net income attributable to Toyota Motor Corporation - Financial Services Businesses	223,071	179,625	198,297	2,108

Eliminations	(2,281)	(44)	152	2

Net income attributable to Toyota Motor Corporation	¥408,183	¥283,559	¥962,163	$10,230

Statements of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2011			For the year ended March 31, 2012
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥241,448	¥226,322	¥465,485	¥186,159	¥182,191	¥368,302
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	844,708	330,865	1,175,573	769,073	298,757	1,067,830
Provision for doubtful accounts and credit losses	1,806	2,334	4,140	5,843	3,780	9,623
Pension and severance costs, less payments	(24,867)	1,453	(23,414)	15,410	1,301	16,711
Losses on disposal of fixed assets	36,076	138	36,214	33,448	80	33,528
Unrealized losses on available-for-sale securities, net	7,915	—	7,915	53,831	—	53,831
Deferred income taxes	(17,258)	103,035	85,710	(82,792)	89,199	6,395
Equity in earnings of affiliated companies	(214,229)	(787)	(215,016)	(196,544)	(1,157)	(197,701)
Changes in operating assets and liabilities, and other	591,378	(106,416)	487,402	182,931	(73,020)	93,916

Net cash provided by operating activities	1,466,977	556,944	2,024,009	967,359	501,131	1,452,435

Cash flows from investing activities
Additions to finance receivables	—	(14,323,261)	(8,438,785)	—	(13,455,792)	(8,333,248)
Collection of and proceeds from sales of finance receivables	—	13,887,751	8,003,940	—	13,168,058	8,061,710
Additions to fixed assets excluding equipment leased to others	(621,302)	(8,024)	(629,326)	(713,867)	(9,670)	(723,537)
Additions to equipment leased to others	(78,559)	(983,306)	(1,061,865)	(135,054)	(673,491)	(808,545)
Proceeds from sales of fixed assets excluding equipment leased to others	50,742	600	51,342	36,203	430	36,633
Proceeds from sales of equipment leased to others	17,700	468,995	486,695	20,689	410,624	431,313
Purchases of marketable securities and security investments	(4,063,499)	(358,308)	(4,421,807)	(2,565,772)	(607,862)	(3,173,634)
Proceeds from sales of and maturity of marketable securities and security investments	3,423,618	292,538	3,716,156	2,227,812	629,013	2,856,825
Payment for additional investments in affiliated companies, net of cash acquired	(299)	—	(299)	(147)	—	(147)
Changes in investments and other assets, and other	394,479	18,303	177,605	213,957	(12,206)	209,972

Net cash used in investing activities	(877,120)	(1,004,712)	(2,116,344)	(916,179)	(550,896)	(1,442,658)

Cash flows from financing activities
Proceeds from issuance of long-term debt	15,318	2,934,588	2,931,436	39,803	2,379,152	2,394,807
Payments of long-term debt	(309,862)	(2,306,139)	(2,489,632)	(294,646)	(2,608,135)	(2,867,572)
Increase (decrease) in short-term borrowings	(86,884)	122,619	162,260	238,072	93,002	311,651
Dividends paid	(141,120)	—	(141,120)	(156,785)	—	(156,785)
Purchase of common stock, and other	(28,617)	—	(28,617)	(37,448)	—	(37,448)

Net cash provided by (used in) financing activities	(551,165)	751,068	434,327	(211,004)	(135,981)	(355,347)

Effect of exchange rate changes on cash and cash equivalents	(76,960)	(50,069)	(127,029)	(36,093)	(19,846)	(55,939)

Net increase (decrease) in cash and cash equivalents	(38,268)	253,231	214,963	(195,917)	(205,592)	(401,509)
Cash and cash equivalents at beginning of year	1,338,821	526,925	1,865,746	1,300,553	780,156	2,080,709

Cash and cash equivalents at end of year	¥1,300,553	¥780,156	¥2,080,709	¥1,104,636	¥574,564	¥1,679,200

	Yen in millions			U.S. dollars in millions
	For the year ended March 31, 2013			For the year ended March 31, 2013
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥883,073	¥200,258	¥1,083,482	$9,389	$2,129	$11,520
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	768,581	336,528	1,105,109	8,172	3,578	11,750
Provision for doubtful accounts and credit losses	1,745	25,622	27,367	19	272	291
Pension and severance costs, less payments	(23,514)	3,085	(20,429)	(250)	33	(217)
Losses on disposal of fixed assets	32,005	216	32,221	341	2	343
Unrealized losses on available-for-sale securities, net	2,104	—	2,104	22	—	22
Deferred income taxes	89,834	70,743	160,008	955	753	1,701
Equity in earnings of affiliated companies	(230,078)	(1,441)	(231,519)	(2,446)	(15)	(2,461)
Changes in operating assets and liabilities, and other	472,514	32,066	292,973	5,024	341	3,115

Net cash provided by operating activities	1,996,264	667,077	2,451,316	21,226	7,093	26,064

Cash flows from investing activities
Additions to finance receivables	—	(16,877,678)	(10,004,928)	—	(179,454)	(106,379)
Collection of and proceeds from sales of finance receivables	—	15,784,681	9,102,856	—	167,832	96,788
Additions to fixed assets excluding equipment leased to others	(839,756)	(14,805)	(854,561)	(8,929)	(157)	(9,086)
Additions to equipment leased to others	(129,070)	(990,521)	(1,119,591)	(1,372)	(10,532)	(11,904)
Proceeds from sales of fixed assets excluding equipment leased to others	38,051	1,140	39,191	405	12	417
Proceeds from sales of equipment leased to others	68,571	464,870	533,441	729	4,943	5,672
Purchases of marketable securities and security investments	(2,980,821)	(431,602)	(3,412,423)	(31,694)	(4,589)	(36,283)
Proceeds from sales of and maturity of marketable securities and security investments	2,285,566	383,525	2,669,091	24,301	4,078	28,379
Payment for additional investments in affiliated companies, net of cash acquired	16,216	—	16,216	172	—	172
Changes in investments and other assets, and other	17,206	(77,848)	3,396	183	(828)	36

Net cash used in investing activities	(1,524,037)	(1,758,238)	(3,027,312)	(16,205)	(18,695)	(32,188)

Cash flows from financing activities
Proceeds from issuance of long-term debt	182,114	3,089,484	3,191,223	1,937	32,849	33,931
Payments of long-term debt	(328,380)	(2,415,566)	(2,682,136)	(3,492)	(25,684)	(28,518)
Increase (decrease) in short-term borrowings	(162,782)	388,416	201,261	(1,731)	4,130	2,139
Dividends paid	(190,008)	—	(190,008)	(2,020)	—	(2,020)
Purchase of common stock, and other	(43,098)	—	(43,098)	(458)	—	(458)

Net cash provided (used in) financing activities	(542,154)	1,062,334	477,242	(5,764)	11,295	5,074

Effect of exchange rate changes on cash and cash equivalents	72,700	65,151	137,851	773	693	1,466

Net increase in cash and cash equivalents	2,773	36,324	39,097	30	386	416
Cash and cash equivalents at beginning of year	1,104,636	574,564	1,679,200	11,745	6,109	17,854

Cash and cash equivalents at end of year	¥1,107,409	¥610,888	¥1,718,297	$11,775	$6,495	$18,270

Per Share Amounts	12 Months Ended
Mar. 31, 2013
Per Share Amounts

25. Per share amounts:

Reconciliations of the differences between basic and diluted net income attributable to Toyota Motor Corporation per share for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Net income attributable to Toyota Motor Corporation	Weighted- average shares	Net income attributable to Toyota Motor Corporation per share	Net income attributable to Toyota Motor Corporation	Net income attributable to Toyota Motor Corporation per share
For the year ended March 31, 2011
Basic net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,881	¥130.17
Effect of dilutive securities
Assumed exercise of dilutive stock options	(0)	34

Diluted net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,915	¥130.16

For the year ended March 31, 2012
Basic net income attributable to Toyota Motor Corporation per common share	¥283,559	3,143,470	¥90.21
Effect of dilutive securities
Assumed exercise of dilutive stock options	(3)	0

Diluted net income attributable to Toyota Motor Corporation per common share	¥283,556	3,143,470	¥90.20

For the year ended March 31, 2013
Basic net income attributable to Toyota Motor Corporation per common share	¥962,163	3,166,909	¥303.82	$10,230	$3.23
Effect of dilutive securities
Assumed exercise of dilutive stock options	(32)	246		(0)

Diluted net income attributable to Toyota Motor Corporation per common share	¥962,131	3,167,155	¥303.78	$10,230	$3.23

Stock options that were not included in the computation of diluted net income attributable to Toyota Motor Corporation per share for the years ended March 31, 2011, 2012 and 2013 were 12,403 thousand shares, 12,530 thousand shares and 8,682 thousand shares, respectively, because the options’ exercise prices were greater than the average market price per common share during the period.

In addition to the disclosure requirements under U.S.GAAP, Toyota discloses the information below in order to provide financial statements users with valuable information.

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2012 and 2013. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Toyota Motor Corporation Shareholders’ equity	Shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation Shareholders’ equity per share	Toyota Motor Corporation Shareholders’ equity	Toyota Motor Corporation Shareholders’ equity per share
As of March 31, 2012	¥10,550,261	3,166,810	¥3,331.51
As of March 31, 2013	12,148,035	3,167,429	3,835.30	$129,166	$40.78

Fair Value Measurements	12 Months Ended
Mar. 31, 2013
Fair Value Measurements

26. Fair value measurements:

In accordance with U.S.GAAP, Toyota classifies fair value into three levels of input as follows which are used to measure it.

Level 1:	Quoted prices in active markets for identical assets or liabilities

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the assets or liabilities

Level 3:	Unobservable inputs for assets or liabilities

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2012 and 2013. Transfers between levels of the fair value are recognized at the end of their respective reporting periods:

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥485,119	¥223,385	¥—	¥708,504
Time deposits	—	50,000	—	50,000
Marketable securities and other securities investments
Public and corporate bonds	3,389,882	237,934	1,684	3,629,500
Common stocks	1,034,319	—	—	1,034,319
Other	40,619	428,737	—	469,356
Derivative financial instruments	—	289,931	7,565	297,496

Total	¥4,949,939	¥1,229,987	¥9,249	¥6,189,175

Liabilities
Derivative financial instruments	¥—	¥(180,347)	¥(2,826)	¥(183,173)

Total	¥—	¥(180,347)	¥(2,826)	¥(183,173)

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥245,264	¥375,941	¥—	¥621,205
Time deposits	—	57,572	—	57,572
Marketable securities and other securities investments
Public and corporate bonds	3,753,451	792,806	6,889	4,553,146
Common stocks	1,401,183	—	—	1,401,183
Other	49,731	518,955	—	568,686
Derivative financial instruments	—	217,745	7,083	224,828

Total	¥5,449,629	¥1,963,019	¥13,972	¥7,426,620

Liabilities
Derivative financial instruments	¥—	¥(196,386)	¥(1,956)	¥(198,342)

Total	¥—	¥(196,386)	¥(1,956)	¥(198,342)

	U.S. dollars in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$2,608	$3,997	$—	$6,605
Time deposits	—	612	—	612
Marketable securities and other securities investments
Public and corporate bonds	39,909	8,430	73	48,412
Common stocks	14,898	—	—	14,898
Other	529	5,518	—	6,047
Derivative financial instruments	—	2,315	75	2,390

Total	$57,944	$20,872	$148	$78,964

Liabilities
Derivative financial instruments	$—	$(2,088)	$(21)	$(2,109)

Total	$—	$(2,088)	$(21)	$(2,109)

The following is description of the assets and liabilities measured at fair value, information about the valuation techniques used to measure fair value, key inputs and significant assumption:

Cash equivalents and time deposits -

Cash equivalents include money market funds and other investments with original maturities of three months or less. Cash equivalents classified in Level 2 include primarily negotiable certificate of deposit with original maturities of three months or less. These are measured at fair value using observable interest rates in the market. Time deposits include negotiable certificate of deposit with original maturities over three months. These are measured at fair value using observable interest rates in the market.

Marketable securities and other securities investments -

Marketable securities and other securities investments include public and corporate bonds, common stocks and other investments. Public and corporate bonds include primarily government bonds and represent 60% of Japanese bonds, and 40% of U.S., European and other bonds as of March 31, 2012, and 49% of Japanese bonds, and 51% of U.S., European and other bonds as of March 31, 2013. Listed stocks on the Japanese stock markets represent 83% and 85% of common stocks as of March 31, 2012 and 2013, respectively. Toyota uses primarily quoted market prices for identical assets to measure fair value of these securities. “Other” includes primarily investment trusts. Generally, Toyota uses quoted market prices for similar assets or quoted non-active market prices for identical assets to measure fair value of these securities. These assets are classified in Level 2.

Derivative financial instruments -

See note 20 to the consolidated financial statements about derivative financial instruments. Toyota estimates the fair value of derivative financial instruments using industry-standard valuation models that require observable inputs including interest rates and foreign exchange rates, and the contractual terms. The usage of these models does not require significant judgment to be applied. These derivative financial instruments are classified in Level 2. In other certain cases when market data is not available, key inputs to the fair value measurement include quotes from counterparties, and other market data. Toyota assesses the reasonableness of changes of the quotes using observable market data. These derivative financial instruments are classified in Level 3. Toyota’s derivative fair value measurements consider assumptions about counterparty and our own non-performance risk, using such as credit default probabilities.

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥13,134	¥5,892	¥19,026
Total gains (losses)
Included in earnings	433	31,338	31,771
Included in other comprehensive income (loss)	779	—	779
Purchases, issuances and settlements	(810)	(8,381)	(9,191)
Other	(13,536)	(22,055)	(35,591)

Balance at end of year	¥—	¥6,794	¥6,794

	Yen in millions
	For the year ended March 31, 2012
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥—	¥6,794	¥6,794
Total gains (losses)
Included in earnings	—	6,476	6,476
Included in other comprehensive income (loss)	—	—	—
Purchases and issuances	—	—	—
Settlements	—	(3,832)	(3,832)
Other	1,684	(4,699)	(3,015)

Balance at end of year	¥1,684	¥4,739	¥6,423

	Yen in millions
	For the year ended March 31, 2013
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥1,684	¥4,739	¥6,423
Total gains (losses)
Included in earnings	24	2,118	2,142
Included in other comprehensive income (loss)	58	—	58
Purchases and issuances	3,607	—	3,607
Settlements	(1,563)	(2,343)	(3,906)
Other	3,079	613	3,692

Balance at end of year	¥6,889	¥5,127	¥12,016

	U.S. dollars in millions
	For the year ended March 31, 2013
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	$18	$50	$68
Total gains (losses)
Included in earnings	0	22	22
Included in other comprehensive income (loss)	1	—	1
Purchases and issuances	38	—	38
Settlements	(16)	(25)	(41)
Other	32	7	39

Balance at end of year	$73	$54	$127

“Included in earnings” in marketable securities and other securities investments and derivative financial instruments are included in “Other income (loss), net” and “Cost of financing operations” in the accompanying consolidated statements of income, respectively.

In the reconciliation table above, derivative financial instruments are presented net of assets and liabilities. The other amount includes consolidated retained interests in securitized financial receivables of ¥(13,165) million, certain derivative financial instruments transferred into Level 2 due to be measured at observable inputs of ¥(21,413) million and the impact of currency translation adjustments for the year ended March 31, 2011, and includes the impacts of level transfers and currency translation adjustments for the year ended March 31, 2012, and includes the currency translation adjustments for the year ended March 31, 2013.

As of March 31, 2013, the Level 3 assets and liabilities measured at fair value on a recurring basis are not significant.

Certain assets and liabilities are measured at fair value on a nonrecurring basis. During the years ended March 31, 2012 and 2013, Toyota measured certain finance receivables at fair value of ¥32,056 million and ¥32,974 million ($351 million) based on the collateral value, resulting in gains of ¥1,736 million and ¥978 million ($10 million). This fair value measurement on a nonrecurring basis is classified in Level 3. See note 21 to the consolidated financial statements for the fair value measurement. These Level 3 financial assets are not significant.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Basis of consolidation and accounting for investments in affiliated companies

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the parent company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Investments in affiliated companies in which Toyota exercises significant influence, but which it does not control, are stated at cost plus equity in undistributed earnings. Consolidated net income includes Toyota’s equity in current earnings of such companies, after elimination of unrealized intercompany profits. Investments in such companies are reduced to net realizable value if a decline in market value is determined other-than-temporary. Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost. The accounts of variable interest entities as defined by U.S.GAAP are included in the consolidated financial statements, if applicable.

Estimates

Estimates -

The preparation of Toyota’s consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. The more significant estimates include: product warranties, liabilities accrued for recalls and other safety measures, allowance for doubtful accounts and credit losses, residual values for leased assets, impairment of long-lived assets, pension costs and obligations, fair value of derivative financial instruments, other-than-temporary losses on marketable securities, litigation liabilities and valuation allowance for deferred tax assets.

Translation of foreign currencies

Translation of foreign currencies -

All asset and liability accounts of foreign subsidiaries and affiliated companies are translated into Japanese yen at appropriate year-end current exchange rates and all income and expense accounts of those subsidiaries are translated at the average exchange rates for each period. The foreign currency translation adjustments are included as a component of accumulated other comprehensive income.

Foreign currency receivables and payables are translated at appropriate year-end current exchange rates and the resulting transaction gains or losses are recorded in operations currently.

Revenue recognition

Revenue recognition -

Revenues from sales of vehicles and parts are generally recognized upon delivery which is considered to have occurred when the dealer has taken title to the product and the risk and reward of ownership have been substantively transferred, except as described below.

Toyota’s sales incentive programs principally consist of cash payments to dealers calculated based on vehicle volume or a model sold by a dealer during a certain period of time. Toyota accrues these incentives as revenue reductions upon the sale of a vehicle corresponding to the program by the amount determined in the related incentive program.

Revenues from the sales of vehicles under which Toyota conditionally guarantees the minimum resale value are recognized on a pro rata basis from the date of sale to the first exercise date of the guarantee in a manner similar to operating lease accounting. The underlying vehicles of these transactions are recorded as assets and are depreciated in accordance with Toyota’s depreciation policy.

Revenues from retail financing contracts and finance leases are recognized using the effective yield method. Revenues from operating leases are recognized on a straight-line basis over the lease term.

The sale of certain vehicles includes a determinable amount for the contract, which entitles customers to free vehicle maintenance. Such revenues from free maintenance contracts are deferred and recognized as revenue over the period of the contract, which approximates the pattern of the related costs.

Other costs

Other costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥308,903 million, ¥304,713 million and ¥330,870 million ($3,518 million) for the years ended March 31, 2011, 2012 and 2013, respectively.

Toyota generally warrants its products against certain manufacturing and other defects. Provisions for product warranties are provided for specific periods of time and/or usage of the product and vary depending upon the nature of the product, the geographic location of the sale and other factors. Toyota records a provision for estimated product warranty costs at the time the related sale is recognized based on estimates that Toyota will incur to repair or replace product parts that fail while under warranty. The amount of accrued estimated warranty costs is primarily based on historical experience as to product failures as well as current information on repair costs. The amount of warranty costs accrued also contains an estimate of warranty claim recoveries to be received from suppliers.

In addition to product warranties above, Toyota accrues for costs of recalls and other safety measures based on management’s estimates when it is probable a liability has been incurred and the amount of loss can be reasonably estimated. Toyota employs an estimation model, to accrue at the time of vehicle sale, an amount that represents management’s best estimate of expenses related to future recalls and other safety measures. The estimation model for recalls and other safety measures takes into account Toyota’s historical experience of recalls and other safety measures.

Litigation liabilities are established to cover probable losses on various lawsuits based on the information currently available. Attorneys’ fees are expensed as incurred.

Research and development costs are expensed as incurred. Research and development costs were ¥730,340 million, ¥779,806 million and ¥807,454 million ($8,585 million) for the years ended March 31, 2011, 2012 and 2013, respectively.

Cash and cash equivalents

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments with original maturities of three months or less, that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Marketable securities

Marketable securities -

Marketable securities consist of debt and equity securities. Debt and equity securities designated as available-for-sale are carried at fair value with unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Individual securities classified as available-for-sale are reduced to net realizable value for other-than-temporary declines in market value. In determining if a decline in value is other-than-temporary, Toyota considers the length of time and the extent to which the fair value has been less than the carrying value, the financial condition and prospects of the company and Toyota’s ability and intent to retain its investment in the company for a period of time sufficient to allow for any anticipated recovery in market value. Realized gains and losses, which are determined on the average-cost method, are reflected in the consolidated statements of income when realized.

Security investments in non-public companies

Security investments in non-public companies -

Security investments in non-public companies are carried at cost as fair value is not readily determinable. If the value of a non-public security investment is estimated to have declined and such decline is judged to be other-than-temporary, Toyota recognizes the impairment of the investment and the carrying value is reduced to its fair value. Determination of impairment is based on the consideration of such factors as operating results, business plans and estimated future cash flows. Fair value is determined principally through the use of the latest financial information.

Finance receivables

Finance receivables -

Finance receivables recorded on Toyota’s consolidated balance sheets are comprised of the unpaid principal balance, plus accrued interest, less charge-offs, net of any unearned income and deferred origination costs and the allowance for credit losses. Deferred origination costs are amortized so as to approximate a level rate of return over the term of the related contracts.

The determination of portfolio segments is based primarily on the qualitative consideration of the nature of Toyota’s business operations and finance receivables. The three portfolio segments within finance receivables are as follows:

Retail receivables portfolio segment -

The retail receivables portfolio segment consists of retail installment sales contracts acquired mainly from dealers (“auto loans”) including credit card loans. These contracts acquired must first meet specified credit standards. Thereafter, Toyota retains responsibility for contract collection and administration.

The contract periods of auto loans primarily range from 2 to 7 years. Toyota acquires security interests in the vehicles financed and has the right to repossess vehicles if customers fail to meet their contractual obligations. Almost all auto loans are non-recourse, which relieves the dealers from financial responsibility in the event of repossession.

Toyota classifies retail receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables, the similarity of the credit risks, and the quantitative materiality.

Finance lease receivables portfolio segment -

Toyota acquires new vehicle lease contracts originated primarily through dealers. The contract periods of these primarily range from 2 to 5 years. Lease contracts acquired must first meet specified credit standards after which Toyota assumes ownership of the leased vehicle. Toyota is responsible for contract collection and administration during the lease period.

Toyota is generally permitted to take possession of the vehicle upon a default by the lessee. The residual value is estimated at the time the vehicle is first leased. Vehicles returned to Toyota at the end of their leases are sold by auction.

Toyota classifies finance lease receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables and the similarity of the credit risks.

Wholesale and other dealer loan receivables portfolio segment -

Toyota provides wholesale financing to qualified dealers to finance inventories. Toyota acquires security interests in vehicles financed at wholesale. In cases where additional security interests would be required, Toyota takes dealership assets or personal assets, or both, as additional security. If a dealer defaults, Toyota has the right to liquidate any assets acquired and seek legal remedies.

Toyota also makes term loans to dealers for business acquisitions, facilities refurbishment, real estate purchases and working capital requirements. These loans are typically secured with liens on real estate, other dealership assets and/or personal assets of the dealers.

Toyota classifies wholesale and other dealer loan receivables portfolio segment into three classes of wholesale, real estate and working capital, based on the risk characteristics associated with the underlying finance receivables.

A receivable account balance is considered impaired when, based on current information and events, it is probable that Toyota will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying loan agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether a loan is impaired. Impaired finance receivables include certain nonaccrual receivables for which a specific reserve has been assessed. An account modified as a troubled debt restructuring is considered to be impaired. A troubled debt restructuring occurs when an account is modified through a concession to a borrower experiencing financial difficulty.

All classes of wholesale and other dealer loan receivables portfolio segment are placed on nonaccrual status when full payment of principal or interest is in doubt, or when principal or interest is 90 days or more contractually past due, whichever occurs first. Collateral dependent loans are placed on nonaccrual status if collateral is insufficient to cover principal and interest. Interest accrued but not collected at the date a receivable is placed on nonaccrual status is reversed against interest income. In addition, the amortization of net deferred fees is suspended.

Interest income on nonaccrual receivables is recognized only to the extent it is received in cash. Accounts are restored to accrual status only when interest and principal payments are brought current and future payments are reasonably assured. Receivable balances are written-off against the allowance for credit losses when it is probable that a loss has been realized. Retail receivables class and finance lease receivables class are not placed generally on nonaccrual status when principal or interest is 90 days or more past due. However, these receivables are generally written-off against the allowance for credit losses when payments due are no longer expected to be received or the account is 120 days contractually past due, whichever occurs first.

As of March 31, 2012 and 2013, finance receivables on nonaccrual status were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Retail	¥2,822	¥4,443	$47
Finance leases	958	1,135	12
Wholesale	5,485	1,985	21
Real estate	11,736	4,354	46
Working capital	37	70	1

	¥21,038	¥11,987	$127

As of March 31, 2012 and 2013, finance receivables past due over 90 days and still accruing were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Retail	¥24,263	¥18,442	$196
Finance leases	7,674	3,464	37

	¥31,937	¥21,906	$233

Allowance for credit losses

Allowance for credit losses -

Allowance for credit losses is established to cover probable losses on finance receivables and vehicles and equipment on operating leases, resulting from the inability of customers to make required payments. Provision for credit losses is included in selling, general and administrative expenses.

The allowance for credit losses is based on a systematic, ongoing review and evaluation performed as part of the credit-risk evaluation process, historical loss experience, the size and composition of the portfolios, current economic events and conditions, the estimated fair value and adequacy of collateral and other pertinent factors. Vehicles and equipment on operating leases are not within the scope of accounting guidance governing the disclosure of portfolio segments.

Retail receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on retail receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors.

Finance lease receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on finance lease receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors such as used car markets.

Wholesale and other dealer loan receivables portfolio segment -

Toyota calculates allowance for credit losses to cover probable losses on wholesale and other dealer loan receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by financial conditions of the dealers, terms of collateral setting, current economic events and conditions and other pertinent factors.

Toyota establishes specific reserves to cover the estimated losses on individually impaired receivables within the wholesale and other dealer loan receivables portfolio segment. Specific reserves on impaired receivables are determined by the present value of expected future cash flows or the fair value of collateral when it is probable that such receivables will be unable to be fully collected. The fair value of the underlying collateral is used if the receivable is collateral-dependent. The receivable is determined collateral-dependent if the repayment of the loan is expected to be provided by the underlying collateral. For the receivables in which the fair value of the underlying collateral was in excess of the outstanding balance, no allowance was provided.

Troubled debt restructurings in the retail receivables and finance lease receivables portfolio segments are specifically identified as impaired and aggregated with their respective portfolio segments when determining the allowance for credit losses. Impaired loans in the retail receivables and finance lease receivables portfolio segments are insignificant for individual evaluation and Toyota has determined that allowance for credit losses for each of the retail receivables and finance lease receivables portfolio segments would not be materially different if they had been individually evaluated for impairment.

Specific reserves on impaired receivables within the wholesale and other dealer loan receivables portfolio segment are recorded by an increase to the allowance for credit losses based on the related measurement of impairment. Related collateral, if recoverable, is repossessed and sold and the account balance is written-off.

Any shortfall between proceeds received and the carrying cost of repossessed collateral is charged to the allowance. Recoveries are reversed from the allowance for credit losses.

Allowance for residual value losses

Allowance for residual value losses -

Toyota is exposed to risk of loss on the disposition of off-lease vehicles to the extent that sales proceeds are not sufficient to cover the carrying value of the leased asset at lease termination. Toyota maintains an allowance to cover probable estimated losses related to unguaranteed residual values on its owned portfolio. The allowance is evaluated considering projected vehicle return rates and projected loss severity. Factors considered in the determination of projected return rates and loss severity include historical and market information on used vehicle sales, trends in lease returns and new car markets, and general economic conditions. Management evaluates the foregoing factors, develops several potential loss scenarios, and reviews allowance levels to determine whether reserves are considered adequate to cover the probable range of losses.

The allowance for residual value losses is maintained in amounts considered by Toyota to be appropriate in relation to the estimated losses on its owned portfolio. Upon disposal of the assets, the allowance for residual losses is adjusted for the difference between the net book value and the proceeds from sale.

Inventories

Inventories -

Inventories are valued at cost, not in excess of market, cost being determined on the “average-cost” basis, except for the cost of finished products carried by certain subsidiary companies which is determined on the “specific identification” basis or “last-in, first-out” (“LIFO”) basis. Inventories valued on the LIFO basis totaled ¥220,582 million and ¥220,082 million ($2,340 million) at March 31, 2012 and 2013, respectively. Had the “first-in, first-out” basis been used for those companies using the LIFO basis, inventories would have been ¥56,799 million and ¥66,979 million ($712 million) higher than reported at March 31, 2012 and 2013, respectively.

Property, plant and equipment

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation of property, plant and equipment is mainly computed on the declining-balance method for the parent company and Japanese subsidiaries and on the straight-line method for foreign subsidiary companies at rates based on estimated useful lives of the respective assets according to general class, type of construction and use. The estimated useful lives range from 2 to 65 years for buildings and from 2 to 20 years for machinery and equipment.

Vehicles and equipment on operating leases to third parties are originated by dealers and acquired by certain consolidated subsidiaries. Such subsidiaries are also the lessors of certain property that they acquire directly. Vehicles and equipment on operating leases are depreciated primarily on a straight-line method over the lease term, generally from 2 to 5 years, to the estimated residual value. Incremental direct costs incurred in connection with the acquisition of operating lease contracts are capitalized and amortized on a straight-line method over the lease term.

Long-lived assets

Long-lived assets -

Toyota reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the carrying value of the asset group over its fair value. Fair value is determined mainly using a discounted cash flow valuation method.

Goodwill and intangible assets

Goodwill and intangible assets -

Goodwill is not material to Toyota’s consolidated balance sheets.

Intangible assets consist mainly of software. Intangible assets with a definite life are amortized on a straight-line basis with estimated useful lives mainly of 5 years. Intangible assets with an indefinite life are tested for impairment whenever events or circumstances indicate that a carrying amount of an asset (asset group) may not be recoverable.

An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows used in determining the fair value of the asset. The amount of the impairment loss to be recorded is generally determined by the difference between the fair value of the asset using a discounted cash flow valuation method and the current book value.

Employee benefit obligations

Employee benefit obligations -

Toyota has both defined benefit and defined contribution plans for employees’ retirement benefits. Retirement benefit obligations are measured by actuarial calculations in accordance with U.S.GAAP. The funded status of the defined benefit postretirement plans is recognized on the consolidated balance sheets as prepaid pension and severance costs or accrued pension and severance costs, and the funded status change is recognized in the year in which it occurs through other comprehensive income.

Environmental matters

Environmental matters -

Environmental expenditures relating to current operations are expensed or capitalized as appropriate. Expenditures relating to existing conditions caused by past operations, which do not contribute to current or future revenues, are expensed. Liabilities for remediation costs are recorded when they are probable and reasonably estimable, generally no later than the completion of feasibility studies or Toyota’s commitment to a plan of action. The cost of each environmental liability is estimated by using current technology available and various engineering, financial and legal specialists within Toyota based on current law. Such liabilities do not reflect any offset for possible recoveries from insurance companies and are not discounted. There were no material changes in these liabilities for all periods presented.

Income taxes

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statements of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

Derivative financial instruments

Derivative financial instruments -

Toyota employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. All derivative financial instruments are recorded on the consolidated balance sheets at fair value, taking into consideration the effects of legally enforceable master netting agreements that allow us to net settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis. Toyota does not use derivatives for speculation or trading purposes. Changes in the fair value of derivatives are recorded each period in current earnings or through other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized currently in operations.

Net income attributable to Toyota Motor Corporation per share

Net income attributable to Toyota Motor Corporation per share -

Basic net income attributable to Toyota Motor Corporation per common share is calculated by dividing net income attributable to Toyota Motor Corporation by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income attributable to Toyota Motor Corporation per common share is similar to the calculation of basic net income attributable to Toyota Motor Corporation per share, except that the weighted-average number of shares outstanding includes the additional dilution from the assumed exercise of dilutive stock options.

Stock-based compensation	Stock-based compensation - Toyota measures compensation expense for its stock-based compensation plan based on the grant-date fair value of the award, and accounts for the award.
Other comprehensive income

Other comprehensive income -

Other comprehensive income refers to revenues, expenses, gains and losses that, under U.S.GAAP are included in comprehensive income, but are excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ equity. Toyota’s other comprehensive income is primarily comprised of unrealized gains/losses on marketable securities designated as available-for-sale, foreign currency translation adjustments and adjustments attributed to pension liabilities associated with Toyota’s defined benefit pension plans.

Accounting changes

Accounting changes -

In June 2011, FASB issued updated guidance on the presentation of comprehensive income. This guidance requires to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statements of comprehensive income or in two separate but consecutive statements. Toyota adopted this guidance from the interim period within the fiscal year, begun after December 15, 2011. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

Recent pronouncements to be adopted in future periods

Recent pronouncements to be adopted in future periods -

In December 2011, FASB issued updated guidance of disclosures about offsetting assets and liabilities. This guidance requires additional disclosures about gross and net information for assets and liabilities including financial instruments eligible for offset in the balance sheets. This guidance is effective for fiscal year beginning on or after January 1, 2013, and for interim period within the fiscal year. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

In February 2013, FASB issued updated guidance on the presentation of items reclassified out of accumulated other comprehensive income. This guidance requires to present, either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified out of each component of accumulated other comprehensive income based on its source. This guidance is effective for fiscal year beginning on or after December 15, 2012, and for interim period within the fiscal year. Management does not expect this guidance to have a material impact on Toyota’s consolidated financial statements.

Reclassifications	Reclassifications - Certain prior year amounts have been reclassified to conform to the presentations as of and for the year ended March 31, 2013.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Finance Receivables on Nonaccrual Status

As of March 31, 2012 and 2013, finance receivables on nonaccrual status were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Retail	¥2,822	¥4,443	$47
Finance leases	958	1,135	12
Wholesale	5,485	1,985	21
Real estate	11,736	4,354	46
Working capital	37	70	1

	¥21,038	¥11,987	$127

Finance Receivables Past Due Over 90 Days and Still Accruing

As of March 31, 2012 and 2013, finance receivables past due over 90 days and still accruing were as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Retail	¥24,263	¥18,442	$196
Finance leases	7,674	3,464	37

	¥31,937	¥21,906	$233

Marketable Securities and Other Securities Investments (Tables)	12 Months Ended
Mar. 31, 2013
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other Securities Investments

Marketable securities and other securities investments include public and corporate bonds and common stocks for which the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	¥3,606,290	¥74,357	¥51,147	¥3,629,500
Common stocks	605,889	444,073	15,643	1,034,319
Other	449,393	19,974	11	469,356

Total	¥4,661,572	¥538,404	¥66,801	¥5,133,175

Securities not practicable to determine fair value
Public and corporate bonds	¥22,047
Common stocks	79,420

Total	¥101,467

	Yen in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	¥4,350,942	¥211,070	¥8,866	¥4,553,146
Common stocks	599,371	804,405	2,593	1,401,183
Other	537,272	31,416	2	568,686

Total	¥5,487,585	¥1,046,891	¥11,461	¥6,523,015

Securities not practicable to determine fair value
Public and corporate bonds	¥20,148
Common stocks	79,082

Total	¥99,230

	U.S. dollars in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Public and corporate bonds	$46,262	$2,244	$94	$48,412
Common stocks	6,373	8,553	28	14,898
Other	5,713	334	0	6,047

Total	$58,348	$11,131	$122	$69,357

Securities not practicable to determine fair value
Public and corporate bonds	$214
Common stocks	841

Total	$1,055

Finance Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Financing Receivables

Finance receivables consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Retail	¥7,248,793	¥9,047,782	$96,202
Finance leases	955,430	1,029,887	10,950
Wholesale and other dealer loans	2,033,954	2,615,728	27,812

	10,238,177	12,693,397	134,964
Deferred origination costs	105,533	135,398	1,439
Unearned income	(494,123)	(628,340)	(6,681)
Allowance for credit losses
Retail	(77,353)	(83,858)	(892)
Finance leases	(30,637)	(28,928)	(307)
Wholesale and other dealer loans	(24,238)	(26,243)	(279)

Total allowance for credit losses	(132,228)	(139,029)	(1,478)

Total finance receivables, net	9,717,359	12,061,426	128,244
Less - Current portion	(4,114,897)	(5,117,660)	(54,414)

Noncurrent finance receivables, net	¥5,602,462	¥6,943,766	$73,830

Summary of Contractual Maturities

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and the contractual maturities of wholesale and other dealer loans at March 31, 2013 are summarized as follows:

	Yen in millions			U.S. dollars in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans	Retail	Finance leases	Wholesale and other dealer loans
2014	¥3,032,542	¥285,324	¥2,040,442	$32,244	$3,034	$21,695
2015	2,218,871	192,978	149,091	23,593	2,052	1,585
2016	1,721,430	162,639	115,640	18,303	1,729	1,230
2017	1,127,558	65,767	125,180	11,989	699	1,331
2018	609,255	29,716	119,497	6,478	316	1,271
Thereafter	338,126	6,447	65,878	3,595	69	700

	¥9,047,782	¥742,871	¥2,615,728	$96,202	$7,899	$27,812

Summary of Finance Leases

Finance leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Minimum lease payments	¥688,642	¥742,871	$7,899
Estimated unguaranteed residual values	266,788	287,016	3,051

	955,430	1,029,887	10,950
Deferred origination costs	3,722	3,577	38
Less - Unearned income	(90,887)	(87,537)	(931)
Less - Allowance for credit losses	(30,637)	(28,928)	(307)

Finance leases, net	¥837,628	¥916,999	$9,750

Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2012 and 2013:

	Yen in millions
	March 31, 2012
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥7,146,365	¥939,345	¥923,642	¥535,296	¥574,671
31-60 days past due	64,314	5,766	3	—	70
61-90 days past due	13,851	2,645	—	—	—
Over 90 days past due	24,263	7,674	53	98	121

Total	¥7,248,793	¥955,430	¥923,698	¥535,394	¥574,862

	Yen in millions
	March 31, 2013
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	¥8,923,588	¥1,021,074	¥1,305,953	¥658,114	¥651,553
31-60 days past due	84,354	3,106	45	63	—
61-90 days past due	17,312	1,661	—	—	—
Over 90 days past due	22,528	4,046	—	—	—

Total	¥9,047,782	¥1,029,887	¥1,305,998	¥658,177	¥651,553

	U.S. dollars in millions
	March 31, 2013
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	$94,881	$10,857	$13,886	$6,997	$6,928
31-60 days past due	897	33	0	1	—
61-90 days past due	184	17	—	—	—
Over 90 days past due	240	43	—	—	—

Total	$96,202	$10,950	$13,886	$6,998	$6,928

Recorded Investment for each Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment in United States and Other Regions

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2012 and 2013:

United States

The wholesale and other dealer loan receivables portfolio segment is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk:	Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors
Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	¥513,632	¥307,867	¥116,871	¥938,370
Credit Watch	55,513	38,382	5,014	98,909
At Risk	6,394	12,157	618	19,169
Default	466	30	423	919

Total	¥576,005	¥358,436	¥122,926	¥1,057,367

	Yen in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	¥720,308	¥373,176	¥152,048	¥1,245,532
Credit Watch	93,643	54,801	7,485	155,929
At Risk	3,114	2,651	2,641	8,406
Default	106	131	193	430

Total	¥817,171	¥430,759	¥162,367	¥1,410,297

	U.S. dollars in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	$7,659	$3,968	$1,616	$13,243
Credit Watch	996	583	80	1,659
At Risk	33	28	28	89
Default	1	1	2	4

Total	$8,689	$4,580	$1,726	$14,995

Other regions

Credit qualities of the wholesale and other dealer loan receivables portfolio segment in other regions are also monitored based on internal risk assessments by dealers on a consistent basis as in the United States. These accounts classified as “Credit Watch” or “At Risk” were not significant in other regions, and consequently the tables below summarize information for two categories, “Performing” and “Default”.

	Yen in millions
	March 31, 2012
	Wholesale	Real estate	Working capital	Total
Performing	¥330,264	¥170,886	¥451,505	¥952,655
Default	17,429	6,072	431	23,932

Total	¥347,693	¥176,958	¥451,936	¥976,587

	Yen in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	¥485,464	¥225,808	¥488,679	¥1,199,951
Default	3,363	1,610	507	5,480

Total	¥488,827	¥227,418	¥489,186	¥1,205,431

	U.S. dollars in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	$5,161	$2,401	$5,196	$12,758
Default	36	17	6	59

Total	$5,197	$2,418	$5,202	$12,817

Impaired Finance Receivables

The tables below summarize information about impaired finance receivables:

	Yen in millions
	Recorded investment		Unpaid principal balance		Individually evaluated allowance
	March 31,		March 31,		March 31,
	2012	2013	2012	2013	2012	2013
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	¥8,105	¥11,967	¥8,105	¥11,967	¥2,716	¥1,450
Real estate	16,429	6,726	16,429	6,726	4,252	1,721
Working capital	995	5,246	995	5,246	573	3,691

Total	¥25,529	¥23,939	¥25,529	¥23,939	¥7,541	¥6,862

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	¥14,015	¥6,236	¥14,015	¥6,236
Real estate	15	9,165	15	9,165
Working capital	38	496	38	496

Total	¥14,068	¥15,897	¥14,068	¥15,897

Impaired account balances aggregated and evaluated for impairment:
Retail	¥42,438	¥40,487	¥41,790	¥39,797
Finance leases	325	103	180	85

Total	¥42,763	¥40,590	¥41,970	¥39,882

Total impaired account balances:
Retail	¥42,438	¥40,487	¥41,790	¥39,797
Finance leases	325	103	180	85
Wholesale	22,120	18,203	22,120	18,203
Real estate	16,444	15,891	16,444	15,891
Working capital	1,033	5,742	1,033	5,742

Total	¥82,360	¥80,426	¥81,567	¥79,718

	Yen in millions
	Average impaired finance receivables		Interest income recognized
	For the years ended March 31,		For the years ended March 31,
	2012	2013	2012	2013
Total impaired account balances:
Retail	¥44,362	¥39,616	¥3,700	¥3,056
Finance leases	279	161	7	1
Wholesale	18,734	20,618	79	166
Real estate	16,137	15,574	395	415
Working capital	2,592	3,820	79	83

Total	¥82,104	¥79,789	¥4,260	¥3,721

	U.S. dollars in millions
	March 31, 2013
	Recorded investment	Unpaid principal balance	Individually evaluated allowance
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	$127	$127	$16
Real estate	72	72	18
Working capital	56	56	39

Total	$255	$255	$73

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	$67	$67
Real estate	97	97
Working capital	5	5

Total	$169	$169

Impaired account balances aggregated and evaluated for impairment:
Retail	$430	$423
Finance leases	1	1

Total	$431	$424

Total impaired account balances:
Retail	$430	$423
Finance leases	1	1
Wholesale	194	194
Real estate	169	169
Working capital	61	61

Total	$855	$848

	U.S. dollars in millions
	For the year ended March 31, 2013
	Average impaired finance receivables	Interest income recognized
Total impaired account balances:
Retail	$421	$33
Finance leases	2	0
Wholesale	219	2
Real estate	165	4
Working capital	41	1

Total	$848	$40

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Components of Inventories

Inventories consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Finished goods	¥981,612	¥1,007,659	$10,714
Raw materials	347,878	388,780	4,134
Work in process	221,036	235,476	2,504
Supplies and other	71,756	83,871	891

Total	¥1,622,282	¥1,715,786	$18,243

Vehicles and Equipment on Operating Leases (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Vehicles and Equipment on Operating Lease

Vehicles and equipment on operating leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Vehicles	¥2,536,595	¥2,999,294	$31,890
Equipment	87,848	104,351	1,110
Less - Deferred income and other	(49,090)	(65,634)	(698)

	2,575,353	3,038,011	32,302
Less - Accumulated depreciation	(667,406)	(749,238)	(7,966)
Less - Allowance for credit losses	(8,135)	(8,020)	(86)

Vehicles and equipment on operating leases, net	¥1,899,812	¥2,280,753	$24,250

Vehicles and Office Equipment
Future Minimum Rentals from Vehicles and Equipment on Operating Leases

Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥460,685	$4,898
2015	302,690	3,218
2016	140,865	1,498
2017	38,042	405
2018	11,164	119
Thereafter	4,126	44

Total minimum future rentals	¥957,572	$10,182

Building Land And Equipment Operating Leases
Future Minimum Rentals from Vehicles and Equipment on Operating Leases

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2013 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥11,299	$120
2015	9,398	100
2016	7,988	85
2017	6,347	67
2018	5,354	57
Thereafter	21,491	229

Total minimum future rentals	¥61,877	$658

Allowance for Doubtful Accounts and Credit Losses (Tables)	12 Months Ended
Mar. 31, 2013
Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable

An analysis of activity within the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Allowance for doubtful accounts at beginning of year	¥46,706	¥44,047	¥44,097	$469
Provision for doubtful accounts, net of reversal	1,806	5,843	1,745	19
Write-offs	(2,690)	(699)	(457)	(5)
Other	(1,775)	(5,094)	759	8

Allowance for doubtful accounts at end of year	¥44,047	¥44,097	¥46,144	$491

Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases

An analysis of the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Allowance for credit losses at beginning of year	¥232,479	¥167,615	¥140,363	$1,493
Provision for credit losses, net of reversal	2,334	3,780	25,622	272
Charge-offs	(86,115)	(51,578)	(56,701)	(603)
Recoveries	18,268	16,415	14,690	156
Other	649	4,131	23,075	246

Allowance for credit losses at end of year	¥167,615	¥140,363	¥147,049	$1,564

Analysis of Allowance for Credit Losses above Relating to Retail Receivables Portfolio Segment, Finance Lease Receivables Portfolio Segment and Wholesale and Other Dealer Loan Receivables Portfolio Segment

An analysis of the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the years ended March 31, 2012 and 2013 are as follows:

	Yen in millions
	For the year ended March 31, 2012
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥92,199	¥36,024	¥28,580
Provision for credit losses, net of reversal	13,569	(4,508)	(4,767)
Charge-offs	(44,742)	(2,499)	(305)
Recoveries	14,051	718	16
Other	2,276	902	714

Allowance for credit losses at end of year	¥77,353	¥30,637	¥24,238

	Yen in millions
	For the year ended March 31, 2013
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥77,353	¥30,637	¥24,238
Provision for credit losses, net of reversal	29,079	(4,063)	(2,006)
Charge-offs	(48,528)	(2,775)	(110)
Recoveries	12,795	590	3
Other	13,159	4,539	4,118

Allowance for credit losses at end of year	¥83,858	¥28,928	¥26,243

	U.S. dollars in millions
	For the year ended March 31, 2013
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	$823	$326	$257
Provision for credit losses, net of reversal	309	(43)	(21)
Charge-offs	(516)	(30)	(1)
Recoveries	136	6	0
Other	140	48	44

Allowance for credit losses at end of year	$892	$307	$279

Affiliated Companies and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Financial Information for Affiliated Companies Accounted for by Equity Method

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Current assets	¥9,112,895	¥9,634,769	$102,443
Noncurrent assets	6,914,208	8,495,078	90,325

Total assets	¥16,027,103	¥18,129,847	$192,768

Current liabilities	¥5,847,495	¥6,366,002	$67,687
Long-term liabilities and noncontrolling interests	4,032,045	4,541,328	48,286
Affiliated companies accounted for by the equity method shareholders’ equity	6,147,563	7,222,517	76,795

Total liabilities and shareholders’ equity	¥16,027,103	¥18,129,847	$192,768

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	¥1,914,129	¥2,102,584	$22,356

Number of affiliated companies accounted for by the equity method at end of period	57	56

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net revenues	¥21,874,143	¥22,211,233	¥24,242,046	$257,757

Gross profit	¥2,342,706	¥2,297,660	¥2,620,892	$27,867

Net income attributable to affiliated companies accounted for by the equity method	¥641,771	¥554,983	¥705,249	$7,499

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	¥215,016	¥197,701	¥231,519	$2,461

Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2012	2013
Denso Corporation	24.9%	24.9%
Toyota Industries Corporation	24.8%	24.8%
Aisin Seiki Co., Ltd.	23.4%	23.4%
Toyota Tsusho Corporation	22.1%	22.1%
Toyoda Gosei Co., Ltd.	43.1%	43.0%

Account Balances and Transactions with Affiliated Companies

Account balances and transactions with affiliated companies are presented below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Trade accounts and notes receivable, and other receivables	¥283,497	¥252,708	$2,687
Accounts payable and other payables	707,955	592,027	6,295

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net revenues	¥1,612,397	¥1,536,326	¥1,926,854	$20,488
Purchases	3,655,185	3,785,284	4,020,138	42,745

Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Short-term Borrowings

Short-term borrowings at March 31, 2012 and 2013 consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Loans, principally from banks, with a weighted-average interest at March 31, 2012 and March 31, 2013 of 1.93% and of 2.31% per annum, respectively	¥1,158,556	¥1,062,233	$11,294
Commercial paper with a weighted-average interest at March 31, 2012 and March 31, 2013 of 0.72% and of 0.52% per annum, respectively	2,292,093	3,027,295	32,188

	¥3,450,649	¥4,089,528	$43,482

Long-term Debt

Long-term debt at March 31, 2012 and 2013 comprises the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Unsecured loans, representing obligations principally to banks, due 2012 to 2029 in 2012 and due 2013 to 2029 in 2013 with interest ranging from 0.00% to 32.00% per annum in 2012 and from 0.00% to 27.30% per annum in 2013	¥3,064,785	¥3,142,411	$33,412
Secured loans, representing obligations principally to finance receivables securitization due 2012 to 2050 in 2012 and due 2013 to 2050 in 2013 with interest ranging from 0.37% to 11.23% per annum in 2012 and from 0.10% to 11.75% per annum in 2013	855,015	993,019	10,558
Medium-term notes of consolidated subsidiaries, due 2012 to 2047 in 2012 and due 2013 to 2047 in 2013 with interest ranging from 0.13% to 8.50% per annum in 2012 and from 0.13% to 9.40% per annum in 2013	3,137,289	4,502,787	47,876
Unsecured notes of parent company, due 2012 to 2019 in 2012 and due 2013 to 2019 in 2013 with interest ranging from 1.07% to 3.00% per annum in 2012 and from 0.19% to 3.00% per annum in 2013	530,000	460,000	4,891
Unsecured notes of consolidated subsidiaries, due 2012 to 2031 in 2012 and due 2013 to 2031 in 2013 with interest ranging from 0.17% to 24.90% per annum in 2012 and from 0.13% to 23.00% per annum in 2013	946,460	922,636	9,810
Long-term capital lease obligations, due 2012 to 2030 in 2012 and due 2013 to 2030 in 2013 with interest ranging from 0.38% to 14.40% per annum in 2012 and from 0.40% to 14.73% per annum in 2013	21,348	21,399	228

	8,554,897	10,042,252	106,775
Less - Current portion due within one year	(2,512,620)	(2,704,428)	(28,755)

	¥6,042,277	¥7,337,824	$78,020

Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥2,704,428	$28,755
2015	1,703,219	18,110
2016	2,090,251	22,225
2017	1,207,091	12,835
2018	1,341,901	14,268

Product Warranties and Recalls and Other Safety Measures (Tables)	12 Months Ended
Mar. 31, 2013
Net Changes in Liabilities for Quality Assurances

The net changes in liabilities for quality assurances above for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Liabilities for quality assurances at beginning of year	¥680,408	¥764,369	¥839,834	$8,930
Payments made during year	(476,771)	(348,214)	(344,279)	(3,661)
Provision for quality assurances	588,224	436,891	491,542	5,226
Changes relating to pre-existing quality assurances	(1,701)	(7,827)	(8,383)	(89)
Other	(25,791)	(5,385)	24,309	259

Liabilities for quality assurances at end of year	¥764,369	¥839,834	¥1,003,023	$10,665

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2011, 2012 and 2013.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Liabilities for recalls and other safety measures at beginning of year	¥301,422	¥389,499	¥468,697	$4,984
Payments made during year	(263,096)	(159,344)	(180,925)	(1,924)
Provision for recalls and other safety measures	356,749	237,907	270,883	2,880
Other	(5,576)	635	7,751	82

Liabilities for recalls and other safety measures at end of year	¥389,499	¥468,697	¥566,406	$6,022

Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Components of Income (Loss) Before Income Taxes

The components of income (loss) before income taxes comprise the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥(278,229)	¥(177,852)	¥651,852	$6,931
Foreign subsidiaries	841,519	610,725	751,797	7,994

	¥563,290	¥432,873	¥1,403,649	$14,925

Provision for Income Taxes

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Current income tax expense:
Parent company and domestic subsidiaries	¥85,290	¥111,363	¥178,662	$1,900
Foreign subsidiaries	141,821	144,514	213,016	2,265

Total current	227,111	255,877	391,678	4,165

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(44,268)	(57,940)	140,041	1,489
Foreign subsidiaries	129,978	64,335	19,967	212

Total deferred	85,710	6,395	160,008	1,701

Total provision	¥312,821	¥262,272	¥551,686	$5,866

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2011	2012	2013
Statutory tax rate	40.2%	40.2%	37.6%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	2.2	1.7	0.6
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.8	4.7	1.8
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	12.6	9.2	4.1
Valuation allowance	8.1	14.9	1.7
Tax credits	(2.6)	(1.8)	(3.1)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(9.3)	(9.6)	(4.8)
Unrecognized tax benefits adjustments	(0.6)	2.5	0.1
Other	0.1	(1.2)	1.3

Effective income tax rate	55.5%	60.6%	39.3%

Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Deferred tax assets
Accrued pension and severance costs	¥236,978	¥230,021	$2,446
Accrued expenses and liabilities for quality assurances	369,985	480,428	5,108
Other accrued employees’ compensation	106,265	108,599	1,155
Operating loss carryforwards for tax purposes	337,992	160,936	1,711
Tax credit carryforwards	108,426	101,251	1,076
Property, plant and equipment and other assets	147,906	151,043	1,606
Other	296,934	227,596	2,420

Gross deferred tax assets	1,604,486	1,459,874	15,522
Less - Valuation allowance	(309,268)	(284,835)	(3,028)

Total deferred tax assets	1,295,218	1,175,039	12,494

Deferred tax liabilities
Unrealized gains on securities	(210,475)	(388,901)	(4,135)
Undistributed earnings of foreign subsidiaries	(27,581)	(25,713)	(274)
Undistributed earnings of affiliated companies accounted for by the equity method	(504,776)	(567,054)	(6,029)
Basis difference of acquired assets	(34,120)	(35,647)	(379)
Lease transactions	(576,809)	(650,389)	(6,915)
Other	(54,749)	(66,923)	(712)

Gross deferred tax liabilities	(1,408,510)	(1,734,627)	(18,444)

Net deferred tax liability	¥(113,292)	¥(559,588)	$(5,950)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Deferred tax assets
Deferred income taxes (Current assets)	¥718,687	¥749,398	$7,968
Investments and other assets - Other	91,857	100,199	1,065
Deferred tax liabilities
Other current liabilities	(14,953)	(23,258)	(247)
Deferred income taxes (Long-term liabilities)	(908,883)	(1,385,927)	(14,736)

Net deferred tax liability	¥(113,292)	¥(559,588)	$(5,950)

Net Changes in Total Valuation Allowance for Deferred Tax Assets

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Valuation allowance at beginning of year	¥239,269	¥280,685	¥309,268	$3,288
Additions	55,791	96,754	38,285	407
Deductions	(10,077)	(65,566)	(70,986)	(755)
Other	(4,298)	(2,605)	8,268	88

Valuation allowance at end of year	¥280,685	¥309,268	¥284,835	$3,028

Summary of Gross Unrecognized Tax Benefits Changes

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Balance at beginning of year	¥23,965	¥15,453	¥16,901	$180
Additions based on tax positions related to the current year	213	4,187	2,401	26
Additions for tax positions of prior years	12,564	10,801	4,339	46
Reductions for tax positions of prior years	(16,133)	(363)	(1,619)	(17)
Reductions for tax positions related to lapse of statute of limitations	—	—	—	—
Reductions for settlements	(2,794)	(12,820)	(2,776)	(30)
Other	(2,362)	(357)	3,201	34

Balance at end of year	¥15,453	¥16,901	¥22,447	$239

Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Number of Shares of Common Stock Issued

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2011	2012	2013
Common stock issued
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	—

Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492

Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes

Detailed components of accumulated other comprehensive income (loss) in Toyota Motor Corporation shareholders’ equity at March 31, 2012 and 2013 and the related changes, net of taxes for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2010	¥(872,776)	¥194,285	¥(168,344)	¥(846,835)
Other comprehensive income (loss)	(287,613)	(26,058)	15,785	(297,886)

Balances at March 31, 2011	(1,160,389)	168,227	(152,559)	(1,144,721)
Equity transaction with noncontrolling interests and other	—	751	(7,254)	(6,503)
Other comprehensive income (loss)	(87,729)	129,328	(69,208)	(27,609)

Balances at March 31, 2012	(1,248,118)	298,306	(229,021)	(1,178,833)
Other comprehensive income (loss)	434,638	368,507	19,565	822,710

Balances at March 31, 2013	¥(813,480)	¥666,813	¥(209,456)	¥(356,123)

	U.S. dollars in millions
	Foreign currency translation adjustments	Unrealized gains (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2012	$(13,271)	$3,171	$(2,435)	$(12,535)
Other comprehensive income (loss)	4,622	3,918	208	8,748

Balances at March 31, 2013	$(8,649)	$7,089	$(2,227)	$(3,787)

Component of Other Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2011
Foreign currency translation adjustments	¥(294,279)	¥6,666	¥(287,613)
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	(31,899)	9,643	(22,256)
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	(6,358)	2,556	(3,802)
Pension liability adjustments	26,681	(10,896)	15,785

Other comprehensive income (loss)	¥(305,855)	¥7,969	¥(297,886)

For the year ended March 31, 2012
Equity transaction with noncontrolling interests and other	¥(10,874)	¥4,371	¥(6,503)
Foreign currency translation adjustments	(95,677)	7,948	(87,729)
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	164,872	(65,642)	99,230
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	50,332	(20,234)	30,098
Pension liability adjustments	(111,722)	42,514	(69,208)

Other comprehensive income (loss)	¥(3,069)	¥(31,043)	¥(34,112)

For the year ended March 31, 2013
Foreign currency translation adjustments	¥447,302	¥(12,664)	¥434,638
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	517,169	(175,839)	341,330
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	45,253	(18,076)	27,177
Pension liability adjustments	30,232	(10,667)	19,565

Other comprehensive income (loss)	¥1,039,956	¥(217,246)	¥822,710

	U.S. dollars in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2013
Foreign currency translation adjustments	$4,756	$(134)	$4,622
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	5,499	(1,870)	3,629
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	481	(192)	289
Pension liability adjustments	321	(113)	208

Other comprehensive income (loss)	$11,057	$(2,309)	$8,748

Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2013
Assumptions Used in Estimating the Grant Date Fair Value of Options Using the Black-Scholes Option Pricing Model

The grant-date fair value of options granted is estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

2011
Dividend rate	1.5%
Risk-free interest rate	0.3%
Expected volatility	32%
Expected holding period (years)	5.0

Summary of Toyota's Stock Option Activity

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2010	13,716,700	¥5,363	5.23	¥—
Granted	3,435,000	3,183
Exercised	—	—
Canceled	(1,364,900)	4,759

Options outstanding at March 31, 2011	15,786,800	4,941	5.04	¥565
Granted	—	—
Exercised	—	—
Canceled	(3,256,800)	5,059

Options outstanding at March 31, 2012	12,530,000	4,910	4.55	¥1,065
Granted	—	—
Exercised	(645,000)	3,328
Canceled	(1,036,000)	5,907

Options outstanding at March 31, 2013	10,849,000	¥4,909	3.56	¥5,921

Options exercisable at March 31, 2011	9,347,800	¥5,821	3.79	¥—
Options exercisable at March 31, 2012	9,778,000	¥5,396	4.05	¥—
Options exercisable at March 31, 2013	10,849,000	¥4,909	3.56	¥5,921

Summary of Options Outstanding and Options Exercisable

The following table summarizes information for options outstanding and options exercisable at March 31, 2013:

	Outstanding				Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price	Weighted- average exercise price
Yen		Yen	U.S. dollars	Years		Yen	U.S. dollars
¥3,183 – 5,000	7,480,000	¥4,068	$43	4.31	7,480,000	¥4,068	$43
5,001 – 7,278	3,369,000	6,774	72	1.89	3,369,000	6,774	72

3,183 – 7,278	10,849,000	4,909	52	3.56	10,849,000	4,909	52

Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2013
Japanese plans
Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥62,508	$665
2015	64,803	689
2016	66,445	706
2017	66,497	707
2018	67,780	721
from 2019 to 2023	379,369	4,034

Total	¥707,402	$7,522

Information Regarding Defined Benefit Plans

Information regarding Toyota’s defined benefit plans is as follows:

Japanese plans

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Change in benefit obligation
Benefit obligation at beginning of year	¥1,362,053	¥1,480,387	$15,740
Service cost	57,241	60,261	641
Interest cost	30,660	27,804	296
Plan participants’ contributions	834	918	10
Plan amendments	632	(3,462)	(37)
Net actuarial loss	67,098	90,667	964
Acquisition and other	27,435	(776)	(8)
Benefits paid	(65,566)	(61,388)	(653)

Benefit obligation at end of year	1,480,387	1,594,411	16,953

Change in plan assets
Fair value of plan assets at beginning of year	885,741	927,545	9,862
Actual return on plan assets	1,493	145,141	1,543
Acquisition and other	27,947	(264)	(3)
Employer contributions	50,423	53,906	573
Plan participants’ contributions	834	918	10
Benefits paid	(38,893)	(36,988)	(393)

Fair value of plan assets at end of year	927,545	1,090,258	11,592

Funded status	¥552,842	¥504,153	$5,361

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans

Amounts recognized in the consolidated balance sheet as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Accrued expenses (Accrued pension and severance costs)	¥19,553	¥25,160	$268
Accrued pension and severance costs	553,096	582,491	6,193
Investments and other assets - Other (Prepaid pension and severance costs)	(19,807)	(103,498)	(1,100)

Net amount recognized	¥552,842	¥504,153	$5,361

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Net actuarial loss	¥(381,770)	¥(333,203)	$(3,543)
Prior service costs	57,930	53,360	567
Net transition obligation	—	—	—

Net amount recognized	¥(323,840)	¥(279,843)	$(2,976)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Projected benefit obligation	¥728,469	¥749,561	$7,970
Accumulated benefit obligation	639,196	685,763	7,291
Fair value of plan assets	153,945	165,262	1,757

Components of Net Periodic Pension Cost

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Service cost	¥61,134	¥57,241	¥60,261	$641
Interest cost	31,782	30,660	27,804	296
Expected return on plan assets	(21,200)	(21,558)	(22,352)	(238)
Amortization of prior service costs	(24,421)	(16,326)	(8,033)	(86)
Recognized net actuarial loss	15,029	28,342	16,619	177
Amortization of net transition obligation	1,944	1,626	—	—

Net periodic pension cost	¥64,268	¥79,985	¥74,299	$790

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net actuarial gain (loss)	¥(15,734)	¥(87,163)	¥32,122	$341
Recognized net actuarial loss	15,029	28,342	16,619	177
Prior service costs	1,287	(632)	3,462	37
Amortization of prior service costs	(24,421)	(16,326)	(8,033)	(86)
Amortization of net transition obligation	1,944	1,626	—	—
Other	10,529	63	(173)	(2)

Total recognized in other comprehensive income (loss)	¥(11,366)	¥(74,090)	¥43,997	$467

Summary of Fair Value of Classes of Plan Assets

The following table summarizes the fair value of classes of plan assets as of March 31, 2012 and 2013. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥353,282	¥—	¥—	¥353,282
Commingled funds	—	158,027	—	158,027

	353,282	158,027	—	511,309

Debt securities
Government bonds	63,327	—	—	63,327
Commingled funds	—	176,596	—	176,596
Other	—	20,155	591	20,746

	63,327	196,751	591	260,669

Insurance contracts	—	83,993	—	83,993
Other	27,006	4,503	40,065	71,574

Total	¥443,615	¥443,274	¥40,656	¥927,545

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥440,971	¥—	¥—	¥440,971
Commingled funds	—	184,879	—	184,879

	440,971	184,879	—	625,850

Debt securities
Government bonds	81,867	—	—	81,867
Commingled funds	—	203,933	—	203,933
Other	—	23,594	441	24,035

	81,867	227,527	441	309,835

Insurance contracts	—	91,326	—	91,326
Other	17,789	3,923	41,535	63,247

Total	¥540,627	¥507,655	¥41,976	¥1,090,258

	U.S. dollars in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$4,689	$—	$—	$4,689
Commingled funds	—	1,966	—	1,966

	4,689	1,966	—	6,655

Debt securities
Government bonds	870	—	—	870
Commingled funds	—	2,168	—	2,168
Other	—	251	5	256

	870	2,419	5	3,294

Insurance contracts	—	971	—	971
Other	189	42	441	672

Total	$5,748	$5,398	$446	$11,592

Changes in Level 3 Plan Assets Measured At Fair Value

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥928	¥37,421	¥38,349
Actual return on plan assets	7	934	941
Purchases, sales and settlements	(189)	19	(170)
Other	—	—	—

Balance at end of year	¥746	¥38,374	¥39,120

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	¥746	¥38,374	¥39,120
Actual return on plan assets	5	(1,762)	(1,757)
Purchases, sales and settlements	(160)	3,453	3,293
Other	—	—	—

Balance at end of year	¥591	¥40,065	¥40,656

	Yen in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	¥591	¥40,065	¥40,656
Actual return on plan assets	3	438	441
Purchases, sales and settlements	(153)	1,032	879
Other	—	—	—

Balance at end of year	¥441	¥41,535	¥41,976

	U.S. dollars in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	$6	$426	$432
Actual return on plan assets	0	4	4
Purchases, sales and settlements	(1)	11	10
Other	—	—	—

Balance at end of year	$5	$441	$446

Japanese plans | Benefit Obligations
Weighted-Average Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate	2.0%	1.7%
Rate of compensation increase	2.3%	2.2%

Japanese plans | Net Periodic Pension Cost
Weighted-Average Assumptions Used

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the years ended March 31,
	2011	2012	2013
Discount rate	2.3%	2.3%	2.0%
Expected return on plan assets	2.3%	2.5%	2.5%
Rate of compensation increase	2.3%	2.3%	2.3%

Foreign Plans
Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥8,535	$91
2015	9,264	99
2016	9,955	106
2017	10,660	113
2018	11,491	122
from 2019 to 2023	73,651	783

Total	¥123,556	$1,314

Information Regarding Defined Benefit Plans

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Change in benefit obligation
Benefit obligation at beginning of year	¥367,125	¥467,000	$4,965
Service cost	21,298	27,943	297
Interest cost	21,739	24,300	258
Plan participants’ contributions	221	246	3
Plan amendments	108	(43)	(0)
Net actuarial loss	50,222	38,986	415
Acquisition and other	13,061	82,907	881
Benefits paid	(6,774)	(8,179)	(87)

Benefit obligation at end of year	467,000	633,160	6,732

Change in plan assets
Fair value of plan assets at beginning of year	297,644	343,226	3,649
Actual return on plan assets	14,816	46,359	493
Acquisition and other	19,600	60,138	640
Employer contributions	16,125	35,354	376
Plan participants’ contributions	221	246	3
Benefits paid	(5,180)	(6,084)	(65)

Fair value of plan assets at end of year	343,226	479,239	5,096

Funded status	¥123,774	¥153,921	$1,636

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans

Amounts recognized in the consolidated balance sheet as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Accrued expenses (Accrued pension and severance costs)	¥1,523	¥1,762	$18
Accrued pension and severance costs	155,306	183,621	1,953
Investments and other assets - Other (Prepaid pension and severance costs)	(33,055)	(31,462)	(335)

Net amount recognized	¥123,774	¥153,921	$1,636

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Net actuarial loss	¥(75,069)	¥(96,151)	$(1,022)
Prior service costs	(2,333)	(1,921)	(20)
Net transition obligation	—	—	—

Net amount recognized	¥(77,402)	¥(98,072)	$(1,042)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Projected benefit obligation	¥229,015	¥251,596	$2,675
Accumulated benefit obligation	190,422	213,934	2,275
Fair value of plan assets	52,123	43,277	460

Components of Net Periodic Pension Cost

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Service cost	¥21,288	¥21,298	¥27,943	$297
Interest cost	20,720	21,739	24,300	258
Expected return on plan assets	(21,164)	(22,864)	(23,177)	(246)
Amortization of prior service costs	389	351	369	4
Recognized net actuarial loss	1,066	1,783	2,884	31
Amortization of net transition obligation	—	—	—	—

Net periodic pension cost	¥22,299	¥22,307	¥32,319	$344

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net actuarial loss	¥(6,244)	¥(58,270)	¥(15,804)	$(168)
Recognized net actuarial loss	1,066	1,783	2,884	31
Prior service costs	142	(108)	43	0
Amortization of prior service costs	389	351	369	4
Amortization of net transition obligation	—	—	—	—
Other	30,466	5,888	(8,162)	(87)

Total recognized in other comprehensive income (loss)	¥25,819	¥(50,356)	¥(20,670)	$(220)

Summary of Fair Value of Classes of Plan Assets

The following table summarizes the fair value of classes of plan assets as of March 31, 2012 and 2013. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥114,955	¥—	¥—	¥114,955
Commingled funds	—	74,815	—	74,815

	114,955	74,815	—	189,770

Debt securities
Government bonds	25,084	—	—	25,084
Commingled funds	—	43,062	—	43,062
Other	—	29,278	—	29,278

	25,084	72,340	—	97,424

Insurance contracts	—	—	—	—
Other	21,184	3,471	31,377	56,032

Total	¥161,223	¥150,626	¥31,377	¥343,226

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥183,611	¥—	¥—	¥183,611
Commingled funds	—	86,539	—	86,539

	183,611	86,539	—	270,150

Debt securities
Government bonds	47,083	—	—	47,083
Commingled funds	—	42,754	—	42,754
Other	—	40,486	—	40,486

	47,083	83,240	—	130,323

Insurance contracts	—	1,202	—	1,202
Other	30,739	6,218	40,607	77,564

Total	¥261,433	¥177,199	¥40,607	¥479,239

	U.S. dollars in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$1,952	$—	$—	$1,952
Commingled funds	—	920	—	920

	1,952	920	—	2,872

Debt securities
Government bonds	501	—	—	501
Commingled funds	—	455	—	455
Other	—	430	—	430

	501	885	—	1,386

Insurance contracts	—	13	—	13
Other	327	66	432	825

Total	$2,780	$1,884	$432	$5,096

Changes in Level 3 Plan Assets Measured At Fair Value

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥2,663	¥9,097	¥11,760
Actual return on plan assets	305	974	1,279
Purchases, sales and settlements	(2,759)	11,471	8,712
Other	(209)	(1,065)	(1,274)

Balance at end of year	¥—	¥20,477	¥20,477

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	¥—	¥20,477	¥20,477
Actual return on plan assets	—	1,243	1,243
Purchases, sales and settlements	—	9,514	9,514
Other	—	143	143

Balance at end of year	¥—	¥31,377	¥31,377

	Yen in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	¥—	¥31,377	¥31,377
Actual return on plan assets	—	2,472	2,472
Purchases, sales and settlements	—	2,599	2,599
Other	—	4,159	4,159

Balance at end of year	¥—	¥40,607	¥40,607

	U.S. dollars in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	$—	$334	$334
Actual return on plan assets	—	26	26
Purchases, sales and settlements	—	28	28
Other	—	44	44

Balance at end of year	$—	$432	$432

Foreign Plans | Benefit Obligations
Weighted-Average Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate	5.0%	4.5%
Rate of compensation increase	4.5%	4.6%

Foreign Plans | Net Periodic Pension Cost
Weighted-Average Assumptions Used

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the years ended March 31,
	2011	2012	2013
Discount rate	6.2%	5.7%	5.0%
Expected return on plan assets	7.4%	7.3%	7.0%
Rate of compensation increase	4.5%	4.4%	4.5%

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Fair Values of Derivative Financial Instruments

The following table summarizes the fair values of derivative financial instruments as of March 31, 2012 and 2013:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥7,166	¥10,769	$114
Investments and other assets - Other	61,174	39,569	421

Total	¥68,340	¥50,338	$535

Other current liabilities	¥(2,060)	¥(2,554)	$(27)
Other long-term liabilities	(303)	(143)	(2)

Total	¥(2,363)	¥(2,697)	$(29)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥61,983	¥27,731	$295
Investments and other assets - Other	157,642	139,419	1,482

Total	¥219,625	¥167,150	$1,777

Other current liabilities	¥(38,338)	¥(37,133)	$(395)
Other long-term liabilities	(120,666)	(122,420)	(1,301)

Total	¥(159,004)	¥(159,553)	$(1,696)

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	¥9,531	¥7,340	$78
Investments and other assets - Other	—	—	—

Total	¥9,531	¥7,340	$78

Other current liabilities	¥(21,736)	¥(36,087)	$(384)
Other long-term liabilities	(70)	(5)	(0)

Total	¥(21,806)	¥(36,092)	$(384)

Notional Amounts of Derivative Financial Instruments

The following table summarizes the notional amounts of derivative financial instruments as of March 31, 2012 and 2013:

	Yen in millions				U.S. dollars in millions
	March 31,				March 31,
	2012		2013		2013
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	¥344,623	¥10,607,666	¥235,219	¥12,689,774	$2,501	$134,926
Foreign exchange forward and option contracts	—	2,199,627	—	2,104,048	—	22,371

Total	¥344,623	¥12,807,293	¥235,219	¥14,793,822	$2,501	$157,297

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statements of income for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the years ended March 31,
	2011		2012
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥71,491	¥(68,741)	¥(1,354)	¥2,999
Interest expense	(166)	166	—	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥72,082	¥—	¥35,834	¥—
Foreign exchange gain (loss), net	(1,393)	—	(28)	—
Foreign exchange forward and option contracts
Cost of financing operations	(2,693)	—	(3,815)	—
Foreign exchange gain (loss), net	110,211	—	53,272	—

	Yen in millions		U.S. dollars in millions
	For the year ended March 31,		For the year ended March 31,
	2013		2013
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments - Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥(23,965)	¥24,738	$(255)	$263
Interest expense	—	—	—	—

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥(24,204)	¥—	$(257)	$—
Foreign exchange gain (loss), net	1,617	—	17	—
Foreign exchange forward and option contracts
Cost of financing operations	(4,572)	—	(49)	—
Foreign exchange gain (loss), net	(49,239)	—	(524)	—

Other Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financial Instruments

The following table summarizes the estimated fair values of Toyota’s financial instruments, excluding marketable securities and other securities investments, affiliated companies and derivative financial instruments. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2012
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	¥1,679,200	¥1,444,276	¥234,924	¥—	¥1,679,200
Time deposits	80,301	—	80,301	—	80,301
Total finance receivables, net	8,879,731	—	—	9,137,936	9,137,936
Other receivables	408,547	—	—	408,547	408,547
Short-term borrowings	(3,450,649)	—	(3,256,078)	(194,571)	(3,450,649)
Long-term debt including the current portion	(8,533,549)	—	(7,835,970)	(847,223)	(8,683,193)

	Yen in millions
	March 31, 2013
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	¥1,718,297	¥1,342,356	¥375,941	¥—	¥1,718,297
Time deposits	106,700	—	106,700	—	106,700
Total finance receivables, net	11,144,427	—	—	11,434,936	11,434,936
Other receivables	432,693	—	—	432,693	432,693
Short-term borrowings	(4,089,528)	—	(4,089,528)	—	(4,089,528)
Long-term debt including the current portion	(10,020,853)	—	(9,244,942)	(979,196)	(10,224,138)

	U.S. dollars in millions
	March 31, 2013
		Estimated fair value
	Carrying amount	Level 1	Level 2	Level 3	Total
Assets (Liabilities)
Cash and cash equivalents	$18,270	$14,273	$3,997	$—	$18,270
Time deposits	1,135	—	1,135	—	1,135
Total finance receivables, net	118,495	—	—	121,584	121,584
Other receivables	4,601	—	—	4,601	4,601
Short-term borrowings	(43,482)	—	(43,482)	—	(43,482)
Long-term debt including the current portion	(106,548)	—	(98,298)	(10,412)	(108,710)

Lease Commitments (Tables)	12 Months Ended
Mar. 31, 2013
Analysis of Leased Assets Under Capital Leases

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Class of property
Building	¥12,230	¥13,999	$149
Machinery and equipment	31,698	32,252	343
Less - Accumulated depreciation	(20,284)	(23,843)	(254)

	¥23,644	¥22,408	$238

Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2013 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥4,993	$53
2015	3,542	38
2016	2,790	30
2017	2,409	25
2018	2,049	22
Thereafter	12,926	137

Total minimum lease payments	28,709	305
Less - Amount representing interest	(7,310)	(77)

Present value of net minimum lease payments	21,399	228
Less - Current obligations	(4,096)	(44)

Long-term capital lease obligations	¥17,303	$184

Segment Data (Tables)	12 Months Ended
Mar. 31, 2013
Segment Operating Results and Assets

Segment operating results and assets -

As of and for the year ended March 31, 2011:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,322,753	¥1,173,168	¥497,767	¥—	¥18,993,688
Inter-segment sales and transfers	14,567	19,037	474,485	(508,089)	—

Total	17,337,320	1,192,205	972,252	(508,089)	18,993,688
Operating expenses	17,251,347	833,925	937,010	(496,873)	18,525,409

Operating income	¥85,973	¥358,280	¥35,242	¥(11,216)	¥468,279

Assets	¥11,341,558	¥13,365,394	¥1,146,720	¥3,964,494	¥29,818,166
Investment in equity method investees	1,784,539	3,519	3,045	26,885	1,817,988
Depreciation expenses	819,075	330,865	25,633	—	1,175,573
Capital expenditure	691,867	991,330	21,058	(13,064)	1,691,191

As of and for the year ended March 31, 2012:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥16,964,378	¥1,071,737	¥547,538	¥—	¥18,583,653
Inter-segment sales and transfers	30,168	28,587	501,377	(560,132)	—

Total	16,994,546	1,100,324	1,048,915	(560,132)	18,583,653
Operating expenses	16,972,863	793,886	1,006,853	(545,576)	18,228,026

Operating income	¥21,683	¥306,438	¥42,062	¥(14,556)	¥355,627

Assets	¥12,261,814	¥13,172,548	¥1,161,224	¥4,055,379	¥30,650,965
Investment in equity method investees	1,877,720	3,887	4,765	27,757	1,914,129
Depreciation expenses	744,067	298,757	25,006	—	1,067,830
Capital expenditure	796,839	683,161	35,340	16,742	1,532,082

As of and for the year ended March 31, 2013:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥20,378,762	¥1,150,042	¥535,388	¥—	¥22,064,192
Inter-segment sales and transfers	40,338	20,628	531,073	(592,039)	—

Total	20,419,100	1,170,670	1,066,461	(592,039)	22,064,192
Operating expenses	19,474,396	854,850	1,012,845	(598,787)	20,743,304

Operating income	¥944,704	¥315,820	¥53,616	¥6,748	¥1,320,888

Assets	¥13,179,741	¥16,231,473	¥1,310,115	¥4,761,988	¥35,483,317
Investment in equity method investees	2,033,040	4,925	6,968	57,651	2,102,584
Depreciation expenses	745,880	336,528	22,701	—	1,105,109
Capital expenditure	937,695	1,005,326	29,286	1,845	1,974,152

	U.S. dollars in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$216,680	$12,228	$5,693	$—	$234,601
Inter-segment sales and transfers	429	219	5,646	(6,294)	—

Total	217,109	12,447	11,339	(6,294)	234,601
Operating expenses	207,064	9,089	10,769	(6,366)	220,556

Operating income	$10,045	$3,358	$570	$72	$14,045

Assets	$140,135	$172,583	$13,930	$50,633	$377,281
Investment in equity method investees	21,617	52	74	613	22,356
Depreciation expenses	7,931	3,578	241	—	11,750
Capital expenditure	9,970	10,689	311	20	20,990

Geographic Information

Geographic Information -

As of and for the year ended March 31, 2011:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥6,966,929	¥5,327,809	¥1,920,416	¥3,138,112	¥1,640,422	¥—	¥18,993,688
Inter-segment sales and transfers	4,019,317	101,327	61,081	236,422	168,694	(4,586,841)	—

Total	10,986,246	5,429,136	1,981,497	3,374,534	1,809,116	(4,586,841)	18,993,688
Operating expenses	11,348,642	5,089,633	1,968,349	3,061,557	1,648,987	(4,591,759)	18,525,409

Operating income (loss)	¥(362,396)	¥339,503	¥13,148	¥312,977	¥160,129	¥4,918	¥468,279

Assets	¥11,285,864	¥9,910,828	¥1,931,231	¥2,138,499	¥2,044,379	¥2,507,365	¥29,818,166
Long-lived assets	3,123,042	2,276,332	305,627	344,304	259,855	—	6,309,160

As of and for the year ended March 31, 2012:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,293,804	¥4,644,348	¥1,917,408	¥3,116,849	¥1,611,244	¥—	¥18,583,653
Inter-segment sales and transfers	3,873,515	107,538	76,538	217,425	148,931	(4,423,947)	—

Total	11,167,319	4,751,886	1,993,946	3,334,274	1,760,175	(4,423,947)	18,583,653
Operating expenses	11,374,359	4,565,477	1,976,150	3,077,484	1,651,361	(4,416,805)	18,228,026

Operating income (loss)	¥(207,040)	¥186,409	¥17,796	¥256,790	¥108,814	¥(7,142)	¥355,627

Assets	¥12,034,423	¥9,693,232	¥1,960,532	¥2,433,312	¥2,175,493	¥2,353,973	¥30,650,965
Long-lived assets	2,981,985	2,197,197	263,070	412,959	380,169	—	6,235,380

As of and for the year ended March 31, 2013:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,910,456	¥6,167,821	¥2,003,113	¥4,058,629	¥1,924,173	¥—	¥22,064,192
Inter-segment sales and transfers	4,910,562	116,604	80,000	326,847	170,092	(5,604,105)	—

Total	12,821,018	6,284,425	2,083,113	4,385,476	2,094,265	(5,604,105)	22,064,192
Operating expenses	12,244,683	6,062,500	2,056,651	4,009,421	1,960,521	(5,590,472)	20,743,304

Operating income	¥576,335	¥221,925	¥26,462	¥376,055	¥133,744	¥(13,633)	¥1,320,888

Assets	¥12,296,731	¥11,841,471	¥2,199,256	¥3,305,319	¥2,616,164	¥3,224,376	¥35,483,317
Long-lived assets	2,929,346	2,633,067	288,288	590,021	410,517	—	6,851,239

	U.S. dollars in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$84,109	$65,580	$21,299	$43,154	$20,459	$—	$234,601
Inter-segment sales and transfers	52,212	1,240	850	3,475	1,809	(59,586)	—

Total	136,321	66,820	22,149	46,629	22,268	(59,586)	234,601
Operating expenses	130,193	64,460	21,868	42,630	20,846	(59,441)	220,556

Operating income	$6,128	$2,360	$281	$3,999	$1,422	$(145)	$14,045

Assets	$130,747	$125,906	$23,384	$35,144	$27,817	$34,283	$377,281
Long-lived assets	31,147	27,996	3,065	6,274	4,365	—	72,847

Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statements users with valuable information.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
North America	¥5,398,278	¥4,715,804	¥6,790,453	$72,200
Europe	1,793,932	1,817,944	1,901,118	20,214
Asia	3,280,384	3,284,392	3,940,175	41,894
Other	3,196,114	3,103,383	3,929,775	41,784

Balance Sheets - Non-financial Services and Financial Services Businesses

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets -

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	¥1,104,636	¥1,107,409	$11,775
Marketable securities	1,015,626	1,204,447	12,806
Trade accounts and notes receivable, less allowance for doubtful accounts	2,031,472	2,033,831	21,625
Inventories	1,622,154	1,715,634	18,242
Prepaid expenses and other current assets	1,464,124	1,597,514	16,986

Total current assets	7,238,012	7,658,835	81,434

Investments and other assets	6,218,377	7,462,767	79,349
Property, plant and equipment	4,510,716	4,741,357	50,413

Total Non-Financial Services Businesses assets	17,967,105	19,862,959	211,196

Financial Services Businesses
Current assets
Cash and cash equivalents	574,564	610,888	6,495
Marketable securities	165,444	241,216	2,565
Finance receivables, net	4,114,897	5,117,660	54,414
Prepaid expenses and other current assets	685,611	693,036	7,369

Total current assets	5,540,516	6,662,800	70,843

Noncurrent finance receivables, net	5,602,462	6,943,766	73,830
Investments and other assets	304,906	515,025	5,476
Property, plant and equipment	1,724,664	2,109,882	22,434

Total Financial Services Businesses assets	13,172,548	16,231,473	172,583

Eliminations	(488,688)	(611,115)	(6,498)

Total assets	¥30,650,965	¥35,483,317	$377,281

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	¥715,019	¥576,685	$6,132
Current portion of long-term debt	339,441	185,582	1,973
Accounts payable	2,234,316	2,092,722	22,251
Accrued expenses	1,737,490	2,092,102	22,245
Income taxes payable	123,344	140,935	1,499
Other current liabilities	1,175,801	1,186,870	12,619

Total current liabilities	6,325,411	6,274,896	66,719

Long-term liabilities
Long-term debt	503,070	521,428	5,544
Accrued pension and severance costs	700,211	754,360	8,021
Other long-term liabilities	531,982	969,668	10,310

Total long-term liabilities	1,735,263	2,245,456	23,875

Total Non-Financial Services Businesses liabilities	8,060,674	8,520,352	90,594

Financial Services Businesses
Current liabilities
Short-term borrowings	3,040,373	3,861,699	41,060
Current portion of long-term debt	2,218,526	2,538,249	26,988
Accounts payable	27,095	37,655	400
Accrued expenses	96,247	105,901	1,126
Income taxes payable	10,434	15,331	163
Other current liabilities	536,291	632,025	6,720

Total current liabilities	5,928,966	7,190,860	76,457

Long-term liabilities
Long-term debt	5,555,112	6,876,849	73,119
Accrued pension and severance costs	8,191	11,752	125
Other long-term liabilities	520,252	724,337	7,702

Total long-term liabilities	6,083,555	7,612,938	80,946

Total Financial Services Businesses liabilities	12,012,521	14,803,798	157,403

Eliminations	(488,708)	(613,689)	(6,525)

Total liabilities	19,584,487	22,710,461	241,472

Total Toyota Motor Corporation shareholders’ equity	10,550,261	12,148,035	129,166

Noncontrolling interests	516,217	624,821	6,643

Total shareholders’ equity	11,066,478	12,772,856	135,809

Total liabilities and shareholders’ equity	¥30,650,965	¥35,483,317	$377,281

Statements of Income - Non-financial Services and Financial Services Businesses

Statements of income -

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Non-Financial Services Businesses
Net revenues	¥17,826,986	¥17,534,872	¥20,943,634	$222,686

Costs and expenses
Cost of revenues	15,986,741	15,796,635	18,034,256	191,752
Selling, general and administrative	1,723,071	1,676,999	1,899,997	20,202

Total costs and expenses	17,709,812	17,473,634	19,934,253	211,954

Operating income	117,174	61,238	1,009,381	10,732

Other income (expense), net	88,840	69,935	79,837	849

Income before income taxes and equity in earnings of affiliated companies	206,014	131,173	1,089,218	11,581

Provision for income taxes	178,795	141,558	436,223	4,638
Equity in earnings of affiliated companies	214,229	196,544	230,078	2,446

Net income	241,448	186,159	883,073	9,389

Less: Net income attributable to noncontrolling interests	(54,055)	(82,181)	(119,359)	(1,269)

Net income attributable to Toyota Motor Corporation - Non-Financial Services Businesses	187,393	103,978	763,714	8,120

Financial Services Businesses
Net revenues	1,192,205	1,100,324	1,170,670	12,447

Costs and expenses
Cost of revenues	636,374	615,563	633,306	6,734
Selling, general and administrative	197,551	178,323	221,544	2,355

Total costs and expenses	833,925	793,886	854,850	9,089

Operating income	358,280	306,438	315,820	3,358

Other income (expense), net	1,349	(4,679)	(970)	(10)

Income before income taxes and equity in earnings of affiliated companies	359,629	301,759	314,850	3,348

Provision for income taxes	134,094	120,725	116,033	1,234
Equity in earnings of affiliated companies	787	1,157	1,441	15

Net income	226,322	182,191	200,258	2,129

Less: Net income attributable to noncontrolling interests	(3,251)	(2,566)	(1,961)	(21)

Net income attributable to Toyota Motor Corporation - Financial Services Businesses	223,071	179,625	198,297	2,108

Eliminations	(2,281)	(44)	152	2

Net income attributable to Toyota Motor Corporation	¥408,183	¥283,559	¥962,163	$10,230

Statement of Cash Flows - Non-financial Services and Financial Services Businesses

Statements of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2011			For the year ended March 31, 2012
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥241,448	¥226,322	¥465,485	¥186,159	¥182,191	¥368,302
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	844,708	330,865	1,175,573	769,073	298,757	1,067,830
Provision for doubtful accounts and credit losses	1,806	2,334	4,140	5,843	3,780	9,623
Pension and severance costs, less payments	(24,867)	1,453	(23,414)	15,410	1,301	16,711
Losses on disposal of fixed assets	36,076	138	36,214	33,448	80	33,528
Unrealized losses on available-for-sale securities, net	7,915	—	7,915	53,831	—	53,831
Deferred income taxes	(17,258)	103,035	85,710	(82,792)	89,199	6,395
Equity in earnings of affiliated companies	(214,229)	(787)	(215,016)	(196,544)	(1,157)	(197,701)
Changes in operating assets and liabilities, and other	591,378	(106,416)	487,402	182,931	(73,020)	93,916

Net cash provided by operating activities	1,466,977	556,944	2,024,009	967,359	501,131	1,452,435

Cash flows from investing activities
Additions to finance receivables	—	(14,323,261)	(8,438,785)	—	(13,455,792)	(8,333,248)
Collection of and proceeds from sales of finance receivables	—	13,887,751	8,003,940	—	13,168,058	8,061,710
Additions to fixed assets excluding equipment leased to others	(621,302)	(8,024)	(629,326)	(713,867)	(9,670)	(723,537)
Additions to equipment leased to others	(78,559)	(983,306)	(1,061,865)	(135,054)	(673,491)	(808,545)
Proceeds from sales of fixed assets excluding equipment leased to others	50,742	600	51,342	36,203	430	36,633
Proceeds from sales of equipment leased to others	17,700	468,995	486,695	20,689	410,624	431,313
Purchases of marketable securities and security investments	(4,063,499)	(358,308)	(4,421,807)	(2,565,772)	(607,862)	(3,173,634)
Proceeds from sales of and maturity of marketable securities and security investments	3,423,618	292,538	3,716,156	2,227,812	629,013	2,856,825
Payment for additional investments in affiliated companies, net of cash acquired	(299)	—	(299)	(147)	—	(147)
Changes in investments and other assets, and other	394,479	18,303	177,605	213,957	(12,206)	209,972

Net cash used in investing activities	(877,120)	(1,004,712)	(2,116,344)	(916,179)	(550,896)	(1,442,658)

Cash flows from financing activities
Proceeds from issuance of long-term debt	15,318	2,934,588	2,931,436	39,803	2,379,152	2,394,807
Payments of long-term debt	(309,862)	(2,306,139)	(2,489,632)	(294,646)	(2,608,135)	(2,867,572)
Increase (decrease) in short-term borrowings	(86,884)	122,619	162,260	238,072	93,002	311,651
Dividends paid	(141,120)	—	(141,120)	(156,785)	—	(156,785)
Purchase of common stock, and other	(28,617)	—	(28,617)	(37,448)	—	(37,448)

Net cash provided by (used in) financing activities	(551,165)	751,068	434,327	(211,004)	(135,981)	(355,347)

Effect of exchange rate changes on cash and cash equivalents	(76,960)	(50,069)	(127,029)	(36,093)	(19,846)	(55,939)

Net increase (decrease) in cash and cash equivalents	(38,268)	253,231	214,963	(195,917)	(205,592)	(401,509)
Cash and cash equivalents at beginning of year	1,338,821	526,925	1,865,746	1,300,553	780,156	2,080,709

Cash and cash equivalents at end of year	¥1,300,553	¥780,156	¥2,080,709	¥1,104,636	¥574,564	¥1,679,200

	Yen in millions			U.S. dollars in millions
	For the year ended March 31, 2013			For the year ended March 31, 2013
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥883,073	¥200,258	¥1,083,482	$9,389	$2,129	$11,520
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	768,581	336,528	1,105,109	8,172	3,578	11,750
Provision for doubtful accounts and credit losses	1,745	25,622	27,367	19	272	291
Pension and severance costs, less payments	(23,514)	3,085	(20,429)	(250)	33	(217)
Losses on disposal of fixed assets	32,005	216	32,221	341	2	343
Unrealized losses on available-for-sale securities, net	2,104	—	2,104	22	—	22
Deferred income taxes	89,834	70,743	160,008	955	753	1,701
Equity in earnings of affiliated companies	(230,078)	(1,441)	(231,519)	(2,446)	(15)	(2,461)
Changes in operating assets and liabilities, and other	472,514	32,066	292,973	5,024	341	3,115

Net cash provided by operating activities	1,996,264	667,077	2,451,316	21,226	7,093	26,064

Cash flows from investing activities
Additions to finance receivables	—	(16,877,678)	(10,004,928)	—	(179,454)	(106,379)
Collection of and proceeds from sales of finance receivables	—	15,784,681	9,102,856	—	167,832	96,788
Additions to fixed assets excluding equipment leased to others	(839,756)	(14,805)	(854,561)	(8,929)	(157)	(9,086)
Additions to equipment leased to others	(129,070)	(990,521)	(1,119,591)	(1,372)	(10,532)	(11,904)
Proceeds from sales of fixed assets excluding equipment leased to others	38,051	1,140	39,191	405	12	417
Proceeds from sales of equipment leased to others	68,571	464,870	533,441	729	4,943	5,672
Purchases of marketable securities and security investments	(2,980,821)	(431,602)	(3,412,423)	(31,694)	(4,589)	(36,283)
Proceeds from sales of and maturity of marketable securities and security investments	2,285,566	383,525	2,669,091	24,301	4,078	28,379
Payment for additional investments in affiliated companies, net of cash acquired	16,216	—	16,216	172	—	172
Changes in investments and other assets, and other	17,206	(77,848)	3,396	183	(828)	36

Net cash used in investing activities	(1,524,037)	(1,758,238)	(3,027,312)	(16,205)	(18,695)	(32,188)

Cash flows from financing activities
Proceeds from issuance of long-term debt	182,114	3,089,484	3,191,223	1,937	32,849	33,931
Payments of long-term debt	(328,380)	(2,415,566)	(2,682,136)	(3,492)	(25,684)	(28,518)
Increase (decrease) in short-term borrowings	(162,782)	388,416	201,261	(1,731)	4,130	2,139
Dividends paid	(190,008)	—	(190,008)	(2,020)	—	(2,020)
Purchase of common stock, and other	(43,098)	—	(43,098)	(458)	—	(458)

Net cash provided (used in) financing activities	(542,154)	1,062,334	477,242	(5,764)	11,295	5,074

Effect of exchange rate changes on cash and cash equivalents	72,700	65,151	137,851	773	693	1,466

Net increase in cash and cash equivalents	2,773	36,324	39,097	30	386	416
Cash and cash equivalents at beginning of year	1,104,636	574,564	1,679,200	11,745	6,109	17,854

Cash and cash equivalents at end of year	¥1,107,409	¥610,888	¥1,718,297	$11,775	$6,495	$18,270

Per Share Amounts (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Share

Reconciliations of the differences between basic and diluted net income attributable to Toyota Motor Corporation per share for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Net income attributable to Toyota Motor Corporation	Weighted- average shares	Net income attributable to Toyota Motor Corporation per share	Net income attributable to Toyota Motor Corporation	Net income attributable to Toyota Motor Corporation per share
For the year ended March 31, 2011
Basic net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,881	¥130.17
Effect of dilutive securities
Assumed exercise of dilutive stock options	(0)	34

Diluted net income attributable to Toyota Motor Corporation per common share	¥408,183	3,135,915	¥130.16

For the year ended March 31, 2012
Basic net income attributable to Toyota Motor Corporation per common share	¥283,559	3,143,470	¥90.21
Effect of dilutive securities
Assumed exercise of dilutive stock options	(3)	0

Diluted net income attributable to Toyota Motor Corporation per common share	¥283,556	3,143,470	¥90.20

For the year ended March 31, 2013
Basic net income attributable to Toyota Motor Corporation per common share	¥962,163	3,166,909	¥303.82	$10,230	$3.23
Effect of dilutive securities
Assumed exercise of dilutive stock options	(32)	246		(0)

Diluted net income attributable to Toyota Motor Corporation per common share	¥962,131	3,167,155	¥303.78	$10,230	$3.23

Toyota Motor Corporation Shareholders' Equity Per Share

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2012 and 2013. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Toyota Motor Corporation Shareholders’ equity	Shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation Shareholders’ equity per share	Toyota Motor Corporation Shareholders’ equity	Toyota Motor Corporation Shareholders’ equity per share
As of March 31, 2012	¥10,550,261	3,166,810	¥3,331.51
As of March 31, 2013	12,148,035	3,167,429	3,835.30	$129,166	$40.78

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2012 and 2013. Transfers between levels of the fair value are recognized at the end of their respective reporting periods:

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥485,119	¥223,385	¥—	¥708,504
Time deposits	—	50,000	—	50,000
Marketable securities and other securities investments
Public and corporate bonds	3,389,882	237,934	1,684	3,629,500
Common stocks	1,034,319	—	—	1,034,319
Other	40,619	428,737	—	469,356
Derivative financial instruments	—	289,931	7,565	297,496

Total	¥4,949,939	¥1,229,987	¥9,249	¥6,189,175

Liabilities
Derivative financial instruments	¥—	¥(180,347)	¥(2,826)	¥(183,173)

Total	¥—	¥(180,347)	¥(2,826)	¥(183,173)

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥245,264	¥375,941	¥—	¥621,205
Time deposits	—	57,572	—	57,572
Marketable securities and other securities investments
Public and corporate bonds	3,753,451	792,806	6,889	4,553,146
Common stocks	1,401,183	—	—	1,401,183
Other	49,731	518,955	—	568,686
Derivative financial instruments	—	217,745	7,083	224,828

Total	¥5,449,629	¥1,963,019	¥13,972	¥7,426,620

Liabilities
Derivative financial instruments	¥—	¥(196,386)	¥(1,956)	¥(198,342)

Total	¥—	¥(196,386)	¥(1,956)	¥(198,342)

	U.S. dollars in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$2,608	$3,997	$—	$6,605
Time deposits	—	612	—	612
Marketable securities and other securities investments
Public and corporate bonds	39,909	8,430	73	48,412
Common stocks	14,898	—	—	14,898
Other	529	5,518	—	6,047
Derivative financial instruments	—	2,315	75	2,390

Total	$57,944	$20,872	$148	$78,964

Liabilities
Derivative financial instruments	$—	$(2,088)	$(21)	$(2,109)

Total	$—	$(2,088)	$(21)	$(2,109)

Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31, 2011
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥13,134	¥5,892	¥19,026
Total gains (losses)
Included in earnings	433	31,338	31,771
Included in other comprehensive income (loss)	779	—	779
Purchases, issuances and settlements	(810)	(8,381)	(9,191)
Other	(13,536)	(22,055)	(35,591)

Balance at end of year	¥—	¥6,794	¥6,794

	Yen in millions
	For the year ended March 31, 2012
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥—	¥6,794	¥6,794
Total gains (losses)
Included in earnings	—	6,476	6,476
Included in other comprehensive income (loss)	—	—	—
Purchases and issuances	—	—	—
Settlements	—	(3,832)	(3,832)
Other	1,684	(4,699)	(3,015)

Balance at end of year	¥1,684	¥4,739	¥6,423

	Yen in millions
	For the year ended March 31, 2013
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥1,684	¥4,739	¥6,423
Total gains (losses)
Included in earnings	24	2,118	2,142
Included in other comprehensive income (loss)	58	—	58
Purchases and issuances	3,607	—	3,607
Settlements	(1,563)	(2,343)	(3,906)
Other	3,079	613	3,692

Balance at end of year	¥6,889	¥5,127	¥12,016

	U.S. dollars in millions
	For the year ended March 31, 2013
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	$18	$50	$68
Total gains (losses)
Included in earnings	0	22	22
Included in other comprehensive income (loss)	1	—	1
Purchases and issuances	38	—	38
Settlements	(16)	(25)	(41)
Other	32	7	39

Balance at end of year	$73	$54	$127

Summary of significant accounting policies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Maximum	Mar. 31, 2013 Building Maximum	Mar. 31, 2013 Building Minimum	Mar. 31, 2013 Machinery and equipment Maximum	Mar. 31, 2013 Machinery and equipment Minimum	Mar. 31, 2013 Assets Leased to Others Maximum	Mar. 31, 2013 Assets Leased to Others Minimum	Mar. 31, 2013 Automobile Loan Maximum	Mar. 31, 2013 Automobile Loan Minimum	Mar. 31, 2013 Finance leases Maximum	Mar. 31, 2013 Finance leases Minimum
Significant Accounting Policies [Line Items]
Investments in non-public companies stated at cost	Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.	Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.
Advertising costs	$ 3,518	¥ 330,870	¥ 304,713	¥ 308,903
Research and development costs	8,585	807,454	779,806	730,340
Cash equivalents maturity period					3 months
Contract period												7 years	2 years	5 years	2 years
Inventories, LIFO basis	2,340	220,082	220,582
Inventory increase had LIFO been replaced by FIFO basis	$ 712	¥ 66,979	¥ 56,799
Property, plant and equipment, estimated useful lives						65 years	2 years	20 years	2 years	5 years	2 years
Intangible assets with a definite life, estimated useful lives	5 years	5 years

Finance Receivables on Nonaccrual Status (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2013 Wholesale USD ($)	Mar. 31, 2013 Wholesale JPY (¥)	Mar. 31, 2012 Wholesale JPY (¥)	Mar. 31, 2013 Real Estate USD ($)	Mar. 31, 2013 Real Estate JPY (¥)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2013 Working Capital USD ($)	Mar. 31, 2013 Working Capital JPY (¥)	Mar. 31, 2012 Working Capital JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	$ 127	¥ 11,987	¥ 21,038	$ 47	¥ 4,443	¥ 2,822	$ 12	¥ 1,135	¥ 958	$ 21	¥ 1,985	¥ 5,485	$ 46	¥ 4,354	¥ 11,736	$ 1	¥ 70	¥ 37

Finance Receivables Past Due Over 90 Days and Still Accruing (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2012 Finance leases JPY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	$ 233	¥ 21,906	¥ 31,937	$ 196	¥ 18,442	¥ 24,263	$ 37	¥ 3,464	¥ 7,674

U.S. dollar Amounts - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
Intercompany Foreign Currency Balance [Line Items]
Translation for yen per U.S. dollar	These translations should not be construed as representations that the yen amounts actually represent, or have been or could be converted into, U.S. dollars. For this purpose, the rate of ¥94.05 U.S. $1, the approximate current exchange rate at March 31, 2013, was used for the translation of the accompanying consolidated financial amounts of Toyota as of and for the year ended March 31, 2013.
Exchange rate used for translation of consolidated financial amounts	94.05

Supplemental cash flow information - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Cash Flow, Supplemental [Line Items]
Cash payments for income taxes	$ 3,519	¥ 331,007	¥ 282,440	¥ 211,487
Interest payments	3,462	325,575	365,109	382,903
Capital lease obligations incurred	$ 40	¥ 3,749	¥ 5,847	¥ 10,478

Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other securities Investments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Public and Corporate Bonds USD ($)	Mar. 31, 2013 Public and Corporate Bonds JPY (¥)	Mar. 31, 2012 Public and Corporate Bonds JPY (¥)	Mar. 31, 2013 Common stocks USD ($)	Mar. 31, 2013 Common stocks JPY (¥)	Mar. 31, 2012 Common stocks JPY (¥)	Mar. 31, 2013 Other debt securities USD ($)	Mar. 31, 2013 Other debt securities JPY (¥)	Mar. 31, 2012 Other debt securities JPY (¥)	Mar. 31, 2013 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount USD ($)	Mar. 31, 2013 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount JPY (¥)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount JPY (¥)	Mar. 31, 2013 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Public and Corporate Bonds USD ($)	Mar. 31, 2013 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Public and Corporate Bonds JPY (¥)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Public and Corporate Bonds JPY (¥)	Mar. 31, 2013 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks USD ($)	Mar. 31, 2013 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks JPY (¥)	Mar. 31, 2012 Fair Value, Estimate Not Practicable, Carrying (Reported) Amount Common stocks JPY (¥)
Gain (Loss) on Investments [Line Items]
Cost	$ 58,348	¥ 5,487,585	¥ 4,661,572	$ 46,262	¥ 4,350,942	¥ 3,606,290	$ 6,373	¥ 599,371	¥ 605,889	$ 5,713	¥ 537,272	¥ 449,393	$ 1,055	¥ 99,230	¥ 101,467	$ 214	¥ 20,148	¥ 22,047	$ 841	¥ 79,082	¥ 79,420
Gross unrealized gains	11,131	1,046,891	538,404	2,244	211,070	74,357	8,553	804,405	444,073	334	31,416	19,974
Gross unrealized losses	122	11,461	66,801	94	8,866	51,147	28	2,593	15,643	0	2	11
Fair value	$ 69,357	¥ 6,523,015	¥ 5,133,175	$ 48,412	¥ 4,553,146	¥ 3,629,500	$ 14,898	¥ 1,401,183	¥ 1,034,319	$ 6,047	¥ 568,686	¥ 469,356

Marketable securities and other securities investments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Public and Corporate Bonds Available-for-sale Securities	Mar. 31, 2012 Public and Corporate Bonds Available-for-sale Securities	Mar. 31, 2013 Japanese Bonds Public and Corporate Bonds	Mar. 31, 2012 Japanese Bonds Public and Corporate Bonds	Mar. 31, 2013 U.S. European And Other Bonds Public and Corporate Bonds	Mar. 31, 2012 U.S. European And Other Bonds Public and Corporate Bonds	Mar. 31, 2013 Japan Common stocks	Mar. 31, 2012 Japan Common stocks	Mar. 31, 2013 Japan Common stocks Available-for-sale Securities	Mar. 31, 2012 Japan Common stocks Available-for-sale Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Percentage of assets							49.00%	60.00%	51.00%	40.00%	85.00%	83.00%	85.00%	83.00%
Maturity period for securities, minimum					1 year	1 year
Maturity period for securities, maximum					10 years	10 years
Proceeds from sales of available-for-sale securities	$ 374	¥ 35,178	¥ 162,160	¥ 189,037
Gross realized gains on sales of available-for-sale securities	11	1,048	4,822	8,974
Gross realized losses on sales of available-for-sale securities	0	31	15	87
Impairment losses recognized on available-for-sale securities	$ 22	¥ 2,104	¥ 53,831	¥ 7,915

Financing Receivables (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2013 Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Wholesale and other dealer loans JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	$ 134,964	¥ 12,693,397	¥ 10,238,177	$ 96,202	¥ 9,047,782		¥ 7,248,793		$ 10,950	¥ 1,029,887		¥ 955,430		$ 27,812	¥ 2,615,728		¥ 2,033,954
Deferred origination costs	1,439	135,398	105,533
Unearned income	(6,681)	(628,340)	(494,123)
Allowance for credit losses	(1,478)	(139,029)	(132,228)	(892)	(83,858)	(823)	(77,353)	(92,199)	(307)	(28,928)	(326)	(30,637)	(36,024)	(279)	(26,243)	(257)	(24,238)	(28,580)
Total finance receivables, net	128,244	12,061,426	9,717,359
Less - Current portion	(54,414)	(5,117,660)	(4,114,897)
Noncurrent finance receivables, net	$ 73,830	¥ 6,943,766	¥ 5,602,462

Finance receivables - Additional Information (Detail) (Wholesale and other dealer loans, Financing receivable)	Mar. 31, 2013	Mar. 31, 2012
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	57.60%	58.10%
Japan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	9.90%	12.00%
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	10.00%	10.30%
Asia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	9.50%	7.10%
Other Countries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	13.00%	12.50%

Summary of Contractual Maturities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2013 Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Wholesale and other dealer loans JPY (¥)
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2014	$ 32,244	¥ 3,032,542	$ 3,034	¥ 285,324	$ 21,695	¥ 2,040,442
2015	23,593	2,218,871	2,052	192,978	1,585	149,091
2016	18,303	1,721,430	1,729	162,639	1,230	115,640
2017	11,989	1,127,558	699	65,767	1,331	125,180
2018	6,478	609,255	316	29,716	1,271	119,497
Thereafter	3,595	338,126	69	6,447	700	65,878
Financing Receivable, Gross , Total	$ 96,202	¥ 9,047,782	$ 7,899	¥ 742,871	$ 27,812	¥ 2,615,728

Summary of Finance Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Schedule of Finance Lease Obligations [Line Items]
Minimum lease payments	$ 7,899	¥ 742,871	¥ 688,642
Estimated unguaranteed residual values	3,051	287,016	266,788
Capital Leases, Net Investment in Direct Financing Leases, Gross, Total	10,950	1,029,887	955,430
Deferred origination costs	38	3,577	3,722
Less - Unearned income	(931)	(87,537)	(90,887)
Less - Allowance for credit losses	(307)	(28,928)	(30,637)
Finance leases, net	$ 9,750	¥ 916,999	¥ 837,628

Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2013 Wholesale USD ($)	Mar. 31, 2013 Wholesale JPY (¥)	Mar. 31, 2012 Wholesale JPY (¥)	Mar. 31, 2013 Real Estate USD ($)	Mar. 31, 2013 Real Estate JPY (¥)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2013 Working Capital USD ($)	Mar. 31, 2013 Working Capital JPY (¥)	Mar. 31, 2012 Working Capital JPY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 94,881	¥ 8,923,588	¥ 7,146,365	$ 10,857	¥ 1,021,074	¥ 939,345	$ 13,886	¥ 1,305,953	¥ 923,642	$ 6,997	¥ 658,114	¥ 535,296	$ 6,928	¥ 651,553	¥ 574,671
31-60 days past due	897	84,354	64,314	33	3,106	5,766	0	45	3	1	63				70
61-90 days past due	184	17,312	13,851	17	1,661	2,645
Over 90 days past due	240	22,528	24,263	43	4,046	7,674			53			98			121
Total	$ 96,202	¥ 9,047,782	¥ 7,248,793	$ 10,950	¥ 1,029,887	¥ 955,430	$ 13,886	¥ 1,305,998	¥ 923,698	$ 6,998	¥ 658,177	¥ 535,394	$ 6,928	¥ 651,553	¥ 574,862

Recorded Investment for each Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment in United States and Other Regions (Detail)
In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 United States Wholesale and other dealer loans USD ($)	Mar. 31, 2013 United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2013 United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2013 United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2013 United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2013 United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Wholesale Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Wholesale Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Wholesale Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Wholesale Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Wholesale Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Wholesale Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Real Estate Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Real Estate Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Real Estate Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Real Estate Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Real Estate Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Real Estate Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Working Capital Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Working Capital Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Working Capital Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Working Capital Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Working Capital Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Working Capital Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans Default JPY (¥)
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	$ 134,964	¥ 12,693,397	¥ 10,238,177	$ 14,995	¥ 1,410,297	¥ 1,057,367	$ 13,243	¥ 1,245,532	¥ 938,370	$ 1,659	¥ 155,929	¥ 98,909	$ 89	¥ 8,406	¥ 19,169	$ 4	¥ 430	¥ 919	$ 12,817	¥ 1,205,431	¥ 976,587	$ 12,758	¥ 1,199,951	¥ 952,655	$ 59	¥ 5,480	¥ 23,932	$ 8,689	¥ 817,171	¥ 576,005	$ 7,659	¥ 720,308	¥ 513,632	$ 996	¥ 93,643	¥ 55,513	$ 33	¥ 3,114	¥ 6,394	$ 1	¥ 106	¥ 466	$ 5,197	¥ 488,827	¥ 347,693	$ 5,161	¥ 485,464	¥ 330,264	$ 36	¥ 3,363	¥ 17,429	$ 4,580	¥ 430,759	¥ 358,436	$ 3,968	¥ 373,176	¥ 307,867	$ 583	¥ 54,801	¥ 38,382	$ 28	¥ 2,651	¥ 12,157	$ 1	¥ 131	¥ 30	$ 2,418	¥ 227,418	¥ 176,958	$ 2,401	¥ 225,808	¥ 170,886	$ 17	¥ 1,610	¥ 6,072	$ 1,726	¥ 162,367	¥ 122,926	$ 1,616	¥ 152,048	¥ 116,871	$ 80	¥ 7,485	¥ 5,014	$ 28	¥ 2,641	¥ 618	$ 2	¥ 193	¥ 423	$ 5,202	¥ 489,186	¥ 451,936	$ 5,196	¥ 488,679	¥ 451,505	$ 6	¥ 507	¥ 431

Investment in Impaired Loans by Class of Finance Receivable (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Wholesale USD ($)	Mar. 31, 2013 Wholesale JPY (¥)	Mar. 31, 2012 Wholesale JPY (¥)	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2013 Working Capital USD ($)	Mar. 31, 2013 Working Capital JPY (¥)	Mar. 31, 2012 Working Capital JPY (¥)	Mar. 31, 2013 Real Estate USD ($)	Mar. 31, 2013 Real Estate JPY (¥)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2013 Financing Receivables Impaired USD ($)	Mar. 31, 2013 Financing Receivables Impaired JPY (¥)	Mar. 31, 2012 Financing Receivables Impaired JPY (¥)	Mar. 31, 2013 Financing Receivables Impaired Retail USD ($)	Mar. 31, 2013 Financing Receivables Impaired Retail JPY (¥)	Mar. 31, 2012 Financing Receivables Impaired Retail JPY (¥)	Mar. 31, 2013 Financing Receivables Impaired Finance leases USD ($)	Mar. 31, 2013 Financing Receivables Impaired Finance leases JPY (¥)	Mar. 31, 2012 Financing Receivables Impaired Finance leases JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance USD ($)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with Related Allowance JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance Wholesale USD ($)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance Wholesale JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with Related Allowance Wholesale JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance Working Capital USD ($)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance Working Capital JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with Related Allowance Working Capital JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance Real Estate USD ($)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance Real Estate JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with Related Allowance Real Estate JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance USD ($)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with No Related Allowance JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance Wholesale USD ($)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance Wholesale JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with No Related Allowance Wholesale JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance Working Capital USD ($)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance Working Capital JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with No Related Allowance Working Capital JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance Real Estate USD ($)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance Real Estate JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with No Related Allowance Real Estate JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	$ 855	¥ 80,426	¥ 82,360	$ 194	¥ 18,203	¥ 22,120	$ 430	¥ 40,487	¥ 42,438	$ 61	¥ 5,742	¥ 1,033	$ 169	¥ 15,891	¥ 16,444	$ 1	¥ 103	¥ 325	$ 431	¥ 40,590	¥ 42,763	$ 430	¥ 40,487	¥ 42,438	$ 1	¥ 103	¥ 325	$ 255	¥ 23,939	¥ 25,529	$ 127	¥ 11,967	¥ 8,105	$ 56	¥ 5,246	¥ 995	$ 72	¥ 6,726	¥ 16,429	$ 169	¥ 15,897	¥ 14,068	$ 67	¥ 6,236	¥ 14,015	$ 5	¥ 496	¥ 38	$ 97	¥ 9,165	¥ 15
Unpaid principal balance	848	79,718	81,567	194	18,203	22,120	423	39,797	41,790	61	5,742	1,033	169	15,891	16,444	1	85	180	424	39,882	41,970	423	39,797	41,790	1	85	180	255	23,939	25,529	127	11,967	8,105	56	5,246	995	72	6,726	16,429	169	15,897	14,068	67	6,236	14,015	5	496	38	97	9,165	15
Individually evaluated allowance																												73	6,862	7,541	16	1,450	2,716	39	3,691	573	18	1,721	4,252
Average impaired finance receivables	848	79,789	82,104	219	20,618	18,734	421	39,616	44,362	41	3,820	2,592	165	15,574	16,137	2	161	279
Interest Income Recognized	$ 40	¥ 3,721	¥ 4,260	$ 2	¥ 166	¥ 79	$ 33	¥ 3,056	¥ 3,700	$ 1	¥ 83	¥ 79	$ 4	¥ 415	¥ 395	$ 0	¥ 1	¥ 7

Components of Inventories (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Inventory Disclosure [Line Items]
Finished goods	$ 10,714	¥ 1,007,659	¥ 981,612
Raw materials	4,134	388,780	347,878
Work in process	2,504	235,476	221,036
Supplies and other	891	83,871	71,756
Total	$ 18,243	¥ 1,715,786	¥ 1,622,282

Summary of Vehicles and Equipment on Operating Lease (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Vehicles USD ($)	Mar. 31, 2013 Vehicles JPY (¥)	Mar. 31, 2012 Vehicles JPY (¥)	Mar. 31, 2013 Equipment USD ($)	Mar. 31, 2013 Equipment JPY (¥)	Mar. 31, 2012 Equipment JPY (¥)	Mar. 31, 2013 Deferred income USD ($)	Mar. 31, 2013 Deferred income JPY (¥)	Mar. 31, 2012 Deferred income JPY (¥)
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	$ 32,302	¥ 3,038,011	¥ 2,575,353	$ 31,890	¥ 2,999,294	¥ 2,536,595	$ 1,110	¥ 104,351	¥ 87,848	$ (698)	¥ (65,634)	¥ (49,090)
Less - Accumulated depreciation	(7,966)	(749,238)	(667,406)
Less - Allowance for credit losses	(86)	(8,020)	(8,135)
Vehicles and equipment on operating leases, net	$ 24,250	¥ 2,280,753	¥ 1,899,812

Vehicles and equipment on operating leases - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Leases Disclosure [Line Items]
Rental income from vehicles and equipment on operating leases	$ 5,071	¥ 476,935	¥ 451,361	¥ 475,472

Future Minimum Rentals from Vehicles and Equipment on Operating Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)
Future Minimum Payments Receivable [Line Items]
2014	$ 4,898	¥ 460,685
2015	3,218	302,690
2016	1,498	140,865
2017	405	38,042
2018	119	11,164
Thereafter	44	4,126
Total minimum future rentals	$ 10,182	¥ 957,572

Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts at beginning of year	$ 469	¥ 44,097	¥ 44,047	¥ 46,706
Provision for doubtful accounts, net of reversal	19	1,745	5,843	1,806
Write-offs	(5)	(457)	(699)	(2,690)
Other	8	759	(5,094)	(1,775)
Allowance for doubtful accounts at end of year	$ 491	¥ 46,144	¥ 44,097	¥ 44,047

Allowance for doubtful accounts and credit losses - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, non-current	$ 322	¥ 30,269	¥ 31,093

Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Finance Receivable and Vehicles and Equipment on Operating Leases USD ($)	Mar. 31, 2013 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)	Mar. 31, 2012 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)	Mar. 31, 2011 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	$ 1,478	¥ 139,029	¥ 132,228	$ 1,493	¥ 140,363	¥ 167,615	¥ 232,479
Provision for credit losses, net of reversal				272	25,622	3,780	2,334
Charge-offs				(603)	(56,701)	(51,578)	(86,115)
Recoveries				156	14,690	16,415	18,268
Other				246	23,075	4,131	649
Allowance for credit losses at end of year	$ 1,478	¥ 139,029	¥ 132,228	$ 1,564	¥ 147,049	¥ 140,363	¥ 167,615

Analysis of Allowance for Credit Losses above Relating to Retail Receivables Portfolio Segment, Finance Lease Receivables Portfolio Segment and Wholesale and Other Dealer Loan Receivables Portfolio Segment (Detail)
In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2013 Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Wholesale and other dealer loans JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	$ 1,478	¥ 139,029	¥ 132,228	$ 823	¥ 77,353	¥ 92,199	$ 326	¥ 30,637	¥ 36,024	$ 257	¥ 24,238	¥ 28,580
Provision for credit losses, net of reversal				309	29,079	13,569	(43)	(4,063)	(4,508)	(21)	(2,006)	(4,767)
Charge-offs				(516)	(48,528)	(44,742)	(30)	(2,775)	(2,499)	(1)	(110)	(305)
Recoveries				136	12,795	14,051	6	590	718	0	3	16
Other				140	13,159	2,276	48	4,539	902	44	4,118	714
Allowance for credit losses at end of year	$ 1,478	¥ 139,029	¥ 132,228	$ 892	¥ 83,858	¥ 77,353	$ 307	¥ 28,928	¥ 30,637	$ 279	¥ 26,243	¥ 24,238

Summary of Financial Information for Affiliated Companies Accounted for by Equity Method (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($) Entity	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥) Entity	Mar. 31, 2011 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Current assets	$ 102,443	¥ 9,634,769	¥ 9,112,895
Noncurrent assets	90,325	8,495,078	6,914,208
Total assets	192,768	18,129,847	16,027,103
Current liabilities	67,687	6,366,002	5,847,495
Long-term liabilities and noncontrolling interests	48,286	4,541,328	4,032,045
Affiliated companies accounted for by the equity method shareholders' equity	76,795	7,222,517	6,147,563
Total liabilities and shareholders' equity	192,768	18,129,847	16,027,103
Toyota's share of affiliated companies accounted for by the equity method shareholders' equity	22,356	2,102,584	1,914,129
Number of affiliated companies accounted for by the equity method at end of period	56	56	57
Net revenues	257,757	24,242,046	22,211,233	21,874,143
Gross profit	27,867	2,620,892	2,297,660	2,342,706
Net income attributable to affiliated companies accounted for by the equity method	7,499	705,249	554,983	641,771
Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	$ 2,461	¥ 231,519	¥ 197,701	¥ 215,016

Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership (Detail)	Mar. 31, 2013	Mar. 31, 2012
Denso Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	24.90%	24.90%
Toyota Industries Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	24.80%	24.80%
Aisin Seiki Co Ltd
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	23.40%	23.40%
Toyota Tsusho Corporation
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	22.10%	22.10%
Toyoda Gosei Co Ltd
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership	43.00%	43.10%

Affiliated companies and variable interest entities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary USD ($)	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2012 Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary Vehicles USD ($)	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary Vehicles JPY (¥)	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2013 Retail Variable Interest Entity, Primary Beneficiary USD ($)	Mar. 31, 2013 Retail Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2012 Retail Variable Interest Entity, Primary Beneficiary JPY (¥)
Schedule of Equity Method Investments [Line Items]
Certain affiliated companies accounted for by the equity method	$ 16,831	¥ 1,582,988	¥ 1,467,575
Affiliated companies aggregate value	20,780	1,954,347	1,477,413
Impairment loss on a certain investment in affiliated company accounted for by the equity method		0	0	0
Dividends from affiliated companies accounted for by the equity method	1,350	126,977	122,950	103,169
Finance receivables	134,964	12,693,397	10,238,177							96,202	9,047,782	7,248,793	12,074	1,135,513	1,208,136
Restricted cash					625	58,770	65,541
Secured debt					10,400	978,095	1,040,816
Operating leases								$ 443	¥ 41,664

Account Balances and Transactions with Affiliated Companies (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Trade accounts and notes receivable, and other receivables	$ 2,687	¥ 252,708	¥ 283,497
Accounts payable and other payables	6,295	592,027	707,955
Net revenues	20,488	1,926,854	1,536,326	1,612,397
Purchases	$ 42,745	¥ 4,020,138	¥ 3,785,284	¥ 3,655,185

Short-term Borrowings (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Short-term Debt [Line Items]
Loans, principally from banks, with a weighted-average interest at March 31, 2012 and March 31, 2013 of 1.93% and of 2.31% per annum, respectively	$ 11,294	¥ 1,062,233	¥ 1,158,556
Commercial paper with a weighted-average interest at March 31, 2012 and March 31, 2013 of 0.72% and of 0.52% per annum, respectively	32,188	3,027,295	2,292,093
Short-term borrowings	$ 43,482	¥ 4,089,528	¥ 3,450,649

Short-term Borrowings (Parenthetical) (Detail)	Mar. 31, 2013	Mar. 31, 2012
Short Term Bank Loans and Notes Payable
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	2.31%	1.93%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	0.52%	0.72%

Short-term borrowings and long-term debt - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2013 Currency, U.S. Dollar	Mar. 31, 2013 Currency, Japanese Yen	Mar. 31, 2013 Currency, Australian Dollar	Mar. 31, 2013 Other Foreign Currency Denominated Debt	Mar. 31, 2013 Commercial Paper USD ($)	Mar. 31, 2013 Commercial Paper JPY (¥)
Debt Disclosure [Line Items]
Unused short-term lines of credit	$ 21,938	¥ 2,063,263					$ 4,840	¥ 455,180
Percentage of debt			40.00%	17.00%	13.00%	30.00%
Assets pledged as collateral mainly for certain debt obligations of subsidiaries	976	91,834
Other assets pledged as collateral mainly for certain debt obligations of subsidiaries	12,134	1,141,199
Unused long-term lines of credit	$ 77,109	¥ 7,252,081

Long-term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Unsecured Debt Bank Loan Obligations USD ($)	Mar. 31, 2013 Unsecured Debt Bank Loan Obligations JPY (¥)	Mar. 31, 2012 Unsecured Debt Bank Loan Obligations JPY (¥)	Mar. 31, 2013 Secured Debt Finance Receivables Securitization USD ($)	Mar. 31, 2013 Secured Debt Finance Receivables Securitization JPY (¥)	Mar. 31, 2012 Secured Debt Finance Receivables Securitization JPY (¥)	Mar. 31, 2013 Medium-term Notes Consolidated Subsidiaries USD ($)	Mar. 31, 2013 Medium-term Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2012 Medium-term Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2013 Unsecured Notes Consolidated Subsidiaries USD ($)	Mar. 31, 2013 Unsecured Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2012 Unsecured Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2013 Unsecured Notes Parent Company USD ($)	Mar. 31, 2013 Unsecured Notes Parent Company JPY (¥)	Mar. 31, 2012 Unsecured Notes Parent Company JPY (¥)	Mar. 31, 2013 Capital Lease Obligations USD ($)	Mar. 31, 2013 Capital Lease Obligations JPY (¥)	Mar. 31, 2012 Capital Lease Obligations JPY (¥)
Debt Instrument [Line Items]
Long-term debt				$ 33,412	¥ 3,142,411	¥ 3,064,785	$ 10,558	¥ 993,019	¥ 855,015	$ 47,876	¥ 4,502,787	¥ 3,137,289	$ 9,810	¥ 922,636	¥ 946,460	$ 4,891	¥ 460,000	¥ 530,000
Long-term capital lease obligations																			228	21,399	21,348
Long Term Debt and Capital Lease Obligations, Current And Noncurrent	106,775	10,042,252	8,554,897
Less - Current portion due within one year	(28,755)	(2,704,428)	(2,512,620)
Debt and Capital Lease Obligations, Total	$ 78,020	¥ 7,337,824	¥ 6,042,277

Long-term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Unsecured Debt | Bank Loan Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.00%	0.00%
Unsecured Debt | Bank Loan Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	27.30%	32.00%
Secured Debt | Finance Receivables Securitization | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.10%	0.37%
Secured Debt | Finance Receivables Securitization | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	11.75%	11.23%
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.40%	0.38%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	14.73%	14.40%
Range Start | Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Debt maturity year	2013	2012
Range Start | Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Debt maturity year	2013	2012
Range Start | Capital Lease Obligations
Debt Instrument [Line Items]
Debt maturity year	2013	2012
Range End | Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Debt maturity year	2029	2029
Range End | Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Debt maturity year	2050	2050
Range End | Capital Lease Obligations
Debt Instrument [Line Items]
Debt maturity year	2030	2030
Consolidated Subsidiaries | Medium-term Notes | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.13%	0.13%
Consolidated Subsidiaries | Medium-term Notes | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	9.40%	8.50%
Consolidated Subsidiaries | Unsecured Notes | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.13%	0.17%
Consolidated Subsidiaries | Unsecured Notes | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	23.00%	24.90%
Consolidated Subsidiaries | Range Start | Medium-term Notes
Debt Instrument [Line Items]
Debt maturity year	2013	2012
Consolidated Subsidiaries | Range Start | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2013	2012
Consolidated Subsidiaries | Range End | Medium-term Notes
Debt Instrument [Line Items]
Debt maturity year	2047	2047
Consolidated Subsidiaries | Range End | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2031	2031
Parent Company | Unsecured Notes | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.19%	1.07%
Parent Company | Unsecured Notes | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	3.00%	3.00%
Parent Company | Range Start | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2013	2012
Parent Company | Range End | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2019	2019

Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 28,755	¥ 2,704,428
2015	18,110	1,703,219
2016	22,225	2,090,251
2017	12,835	1,207,091
2018	$ 14,268	¥ 1,341,901

Net Changes in Liabilities for Quality Assurances (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Product Liability Contingency [Line Items]
Liabilities for quality assurances at beginning of year	$ 8,930	¥ 839,834	¥ 764,369	¥ 680,408
Payments made during year	(3,661)	(344,279)	(348,214)	(476,771)
Provision for quality assurances	5,226	491,542	436,891	588,224
Changes relating to pre-existing quality assurances	(89)	(8,383)	(7,827)	(1,701)
Other	259	24,309	(5,385)	(25,791)
Liabilities for quality assurances at end of year	$ 10,665	¥ 1,003,023	¥ 839,834	¥ 764,369

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Product Liability Contingency [Line Items]
Liabilities for recalls and other safety measures at beginning of year	$ 4,984	¥ 468,697	¥ 389,499	¥ 301,422
Payments made during year	(1,924)	(180,925)	(159,344)	(263,096)
Provision for recalls and other safety measures	2,880	270,883	237,907	356,749
Other	82	7,751	635	(5,576)
Liabilities for recalls and other safety measures at end of year	$ 6,022	¥ 566,406	¥ 468,697	¥ 389,499

Components of Income (loss) Before Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Income (loss) before income taxes:
Parent company and domestic subsidiaries	$ 6,931	¥ 651,852	¥ (177,852)	¥ (278,229)
Foreign subsidiaries	7,994	751,797	610,725	841,519
Income before income taxes and equity in earnings of affiliated companies	$ 14,925	¥ 1,403,649	¥ 432,873	¥ 563,290

Provision for Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Parent Company And Domestic Subsidiaries USD ($)	Mar. 31, 2013 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2012 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2011 Parent Company And Domestic Subsidiaries JPY (¥)	Mar. 31, 2013 Foreign Subsidiaries USD ($)	Mar. 31, 2013 Foreign Subsidiaries JPY (¥)	Mar. 31, 2012 Foreign Subsidiaries JPY (¥)	Mar. 31, 2011 Foreign Subsidiaries JPY (¥)
Current income tax expense:
Current income tax expense	$ 4,165	¥ 391,678	¥ 255,877	¥ 227,111	$ 1,900	¥ 178,662	¥ 111,363	¥ 85,290	$ 2,265	¥ 213,016	¥ 144,514	¥ 141,821
Deferred income tax expense (benefit):
Deferred income tax expense (benefit)	1,701	160,008	6,395	85,710	1,489	140,041	(57,940)	(44,268)	212	19,967	64,335	129,978
Provision for income taxes	$ 5,866	¥ 551,686	¥ 262,272	¥ 312,821

Income taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011	Mar. 31, 2013 Japan USD ($)	Mar. 31, 2013 Japan JPY (¥)	Mar. 31, 2012 Japan	Mar. 31, 2011 Japan	Mar. 31, 2013 Japan Minimum	Mar. 31, 2013 Japan Maximum	Mar. 31, 2013 Foreign Countries USD ($)	Mar. 31, 2013 Foreign Countries JPY (¥)	Mar. 31, 2013 Foreign Countries Minimum	Mar. 31, 2013 Foreign Countries Maximum
Income Taxes [Line Items]
Statutory tax rate	37.60%	37.60%	40.20%	40.20%	37.60%	37.60%	40.20%	40.20%
Operating loss carryforwards for tax purposes					$ 811	¥ 76,280					$ 4,488	¥ 422,133
Expiration date for operating loss carryforwards									2014	2022			2014	2033
Tax credit carryforwards	1,076	101,251	108,426		961	90,439					115	10,812
Expiration date for tax credit carryforwards									2014	2016			2014	2033
Undistributed earnings of foreign subsidiaries	28,905	2,718,554
Undistributed earnings of foreign subsidiaries, additional tax provision, estimate	$ 1,265	¥ 118,998
Tax years remain open to examination by various tax jurisdictions					On and after April 1, 2006	On and after April 1, 2006					On and after January 1, 2000	On and after January 1, 2000

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	37.60%	40.20%	40.20%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.60%	1.70%	2.20%
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.80%	4.70%	4.80%
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	4.10%	9.20%	12.60%
Valuation allowance	1.70%	14.90%	8.10%
Tax credits	(3.10%)	(1.80%)	(2.60%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(4.80%)	(9.60%)	(9.30%)
Unrecognized tax benefits adjustments	0.10%	2.50%	(0.60%)
Other	1.30%	(1.20%)	0.10%
Effective income tax rate	39.30%	60.60%	55.50%

Components of Deferred Tax Assets and Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Deferred tax assets
Accrued pension and severance costs	$ 2,446	¥ 230,021		¥ 236,978
Accrued expenses and liabilities for quality assurances	5,108	480,428		369,985
Other accrued employees' compensation	1,155	108,599		106,265
Operating loss carryforwards for tax purposes	1,711	160,936		337,992
Tax credit carryforwards	1,076	101,251		108,426
Property, plant and equipment and other assets	1,606	151,043		147,906
Other	2,420	227,596		296,934
Gross deferred tax assets	15,522	1,459,874		1,604,486
Less - Valuation allowance	(3,028)	(284,835)	(3,288)	(309,268)	(280,685)	(239,269)
Total deferred tax assets	12,494	1,175,039		1,295,218
Deferred tax liabilities
Unrealized gains on securities	(4,135)	(388,901)		(210,475)
Undistributed earnings of foreign subsidiaries	(274)	(25,713)		(27,581)
Undistributed earnings of affiliated companies accounted for by the equity method	(6,029)	(567,054)		(504,776)
Basis difference of acquired assets	(379)	(35,647)		(34,120)
Lease transactions	(6,915)	(650,389)		(576,809)
Other	(712)	(66,923)		(54,749)
Gross deferred tax liabilities	(18,444)	(1,734,627)		(1,408,510)
Net deferred tax liability	(5,950)	(559,588)		(113,292)
Deferred tax assets
Deferred income taxes (Current assets)	7,968	749,398		718,687
Investments and other assets - Other	1,065	100,199		91,857
Deferred tax liabilities
Other current liabilities	(247)	(23,258)		(14,953)
Deferred income taxes (Long-term liabilities)	(14,736)	(1,385,927)		(908,883)
Net deferred tax liability	$ (5,950)	¥ (559,588)		¥ (113,292)

Net Changes in Total Valuation Allowance for Deferred Tax Assets (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	$ 3,288	¥ 309,268	¥ 280,685	¥ 239,269
Additions	407	38,285	96,754	55,791
Deductions	(755)	(70,986)	(65,566)	(10,077)
Other	88	8,268	(2,605)	(4,298)
Valuation allowance at end of year	$ 3,028	¥ 284,835	¥ 309,268	¥ 280,685

Summary of Gross Unrecognized Tax Benefits Changes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 180	¥ 16,901	¥ 15,453	¥ 23,965
Additions based on tax positions related to the current year	26	2,401	4,187	213
Additions for tax positions of prior years	46	4,339	10,801	12,564
Reductions for tax positions of prior years	(17)	(1,619)	(363)	(16,133)
Reductions for tax positions related to lapse of statute of limitations
Reductions for settlements	(30)	(2,776)	(12,820)	(2,794)
Other	34	3,201	(357)	(2,362)
Balance at end of year	$ 239	¥ 22,447	¥ 16,901	¥ 15,453

Changes in Number of Shares of Common Stock Issued (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Common Stock Outstanding [Line Items]
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year
Purchase and retirement
Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492

Shareholders' equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended							1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Jan. 01, 2012 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Parent Company USD ($)	Mar. 31, 2013 Parent Company JPY (¥)	Mar. 31, 2012 Parent Company JPY (¥)	Jan. 01, 2012 Treasury stock, at cost JPY (¥)	Jan. 01, 2012 Additional paid-in capital JPY (¥)	Jan. 01, 2012 Retained earnings JPY (¥)
Stockholders Equity Note [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve	10.00%	10.00%
Percantage of total amount of capital reserve and retained earnings reserves to stated capital	25.00%	25.00%
Retained earnings, reserve	$ 1,869	¥ 175,735		¥ 173,711
Retained earnings, available for dividend payments					62,292	5,858,551	5,348,279
Cash dividends included in retained earnings at year-end					2,020	190,046
Cash dividends per share					$ 0.64	¥ 60
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method	16,758	1,576,055
Treasury stock shares issued			31,151,148
Retirement of common stock, amount								125,819	551	45,365
Losses on disposal of treasury stock			45,916
Decrease in non -controlling interest			117,881
Decrease in accumulated other comprehensive income - loss			6,503
Increase in additional paid in capital			¥ 44,481

Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Foreign currency translation adjustments USD ($)	Mar. 31, 2013 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2012 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2011 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2013 Unrealized gains on securities USD ($)	Mar. 31, 2013 Unrealized gains on securities JPY (¥)	Mar. 31, 2012 Unrealized gains on securities JPY (¥)	Mar. 31, 2011 Unrealized gains on securities JPY (¥)	Mar. 31, 2013 Accumulated Pension Liability Adjustment USD ($)	Mar. 31, 2013 Accumulated Pension Liability Adjustment JPY (¥)	Mar. 31, 2012 Accumulated Pension Liability Adjustment JPY (¥)	Mar. 31, 2011 Accumulated Pension Liability Adjustment JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	$ (12,535)	¥ (1,178,833)	¥ (1,144,721)	¥ (846,835)	$ (13,271)	¥ (1,248,118)	¥ (1,160,389)	¥ (872,776)	$ 3,171	¥ 298,306	¥ 168,227	¥ 194,285	$ (2,435)	¥ (229,021)	¥ (152,559)	¥ (168,344)
Equity transaction with noncontrolling interests and other			(6,503)								751				(7,254)
Other comprehensive income (loss)	8,748	822,710	(34,112)	(297,886)	4,622	434,638		(287,613)	3,918	368,507		(26,058)	208	19,565		15,785
Other comprehensive income (loss)			(27,609)				(87,729)				129,328				(69,208)
Accumulated other comprehensive income (loss), ending balance	$ (3,787)	¥ (356,123)	¥ (1,178,833)	¥ (1,144,721)	$ (8,649)	¥ (813,480)	¥ (1,248,118)	¥ (1,160,389)	$ 7,089	¥ 666,813	¥ 298,306	¥ 168,227	$ (2,227)	¥ (209,456)	¥ (229,021)	¥ (152,559)

Component of Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Pre-tax amount
Equity transaction with noncontrolling interests and other			¥ (10,874)
Foreign currency translation adjustments	4,756	447,302	(95,677)	(294,279)
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	5,499	517,169	164,872	(31,899)
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	481	45,253	50,332	(6,358)
Pension liability adjustments	321	30,232	(111,722)	26,681
Other comprehensive income (loss)	11,057	1,039,956	(3,069)	(305,855)
Tax amount
Equity transaction with noncontrolling interests and other			4,371
Foreign currency translation adjustments	(134)	(12,664)	7,948	6,666
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	(1,870)	(175,839)	(65,642)	9,643
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	(192)	(18,076)	(20,234)	2,556
Pension liability adjustments	(113)	(10,667)	42,514	(10,896)
Other comprehensive income (loss)	(2,309)	(217,246)	(31,043)	7,969
Net-of-tax amount
Equity transaction with noncontrolling interests and other			(6,503)
Foreign currency translation adjustments	4,622	434,638	(87,729)	(287,613)
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	3,629	341,330	99,230	(22,256)
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	289	27,177	30,098	(3,802)
Pension liability adjustments	208	19,565	(69,208)	15,785
Other comprehensive income (loss)	$ 8,748	¥ 822,710	¥ (34,112)	¥ (297,886)

Stock-based compensation - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Stock Options Granted After 2006 Year
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Term of options (in years)				5 years	8 years
Exercise price ratio					1.025
Vesting period					2 years
Stock-based compensation expense related to stock options	$ 3	¥ 325	¥ 1,539	¥ 2,522
Weighted-average grant-date fair value of options granted, per share				¥ 724
Total intrinsic value of stock options exercised	4	364	0	0
Cash received from options exercised	$ 23	¥ 2,147	¥ 0	¥ 0

Assumptions Used in Estimating Grant Date Fair Value of Options Using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
Mar. 31, 2011
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividend rate	1.50%
Risk-free interest rate	0.30%
Expected volatility	32.00%
Expected holding period (years)	5 years

Summary of Toyota's Stock Option Activity (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Number of shares
Options outstanding, beginning balance	12,530,000	15,786,800	13,716,700
Granted			3,435,000
Exercised	(645,000)
Canceled	(1,036,000)	(3,256,800)	(1,364,900)
Options outstanding, ending balance	10,849,000	12,530,000	15,786,800
Options exercisable at year end	10,849,000	9,778,000	9,347,800
Weighted-average exercise price
Options outstanding, beginning balance	¥ 4,910	¥ 4,941	¥ 5,363
Granted			¥ 3,183
Exercised	¥ 3,328
Canceled	¥ 5,907	¥ 5,059	¥ 4,759
Options outstanding, ending balance	¥ 4,909	¥ 4,910	¥ 4,941
Options exercisable at year end	¥ 4,909	¥ 5,396	¥ 5,821
Weighted-average remaining contractual life in years
Options outstanding, beginning balance	4 years 6 months 18 days	5 years 15 days	5 years 2 months 23 days
Options outstanding, ending balance	3 years 6 months 22 days	4 years 6 months 18 days	5 years 15 days
Options exercisable at year end	3 years 6 months 22 days	4 years 18 days	3 years 9 months 15 days
Aggregate intrinsic value
Options outstanding, beginning balance	¥ 1,065	¥ 565
Options outstanding, ending balance	5,921	1,065	565
Options exercisable at year end	¥ 5,921

Summary of Options Outstanding and Options Exercisable (Detail)	12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 3,183 - 5,000 JPY (¥)	Mar. 31, 2013 3,183 - 5,000 USD ($)	Mar. 31, 2013 5,001 - 7,278 JPY (¥)	Mar. 31, 2013 5,001 - 7,278 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Exercise price range, Lower range	¥ 3,183		¥ 3,183		¥ 5,001
Outstanding Exercise price range, Upper range	¥ 7,278		¥ 5,000		¥ 7,278
Outstanding Number of shares		10,849,000		7,480,000		3,369,000
Outstanding Weighted- average exercise price	¥ 4,909	$ 52	¥ 4,068	$ 43	¥ 6,774	$ 72
Exercisable Number of shares		10,849,000		7,480,000		3,369,000
Outstanding Weighted- average remaining life Years	3 years 6 months 22 days		4 years 3 months 22 days		1 year 10 months 21 days
Exercisable Weighted- average exercise price	¥ 4,909	$ 52	¥ 4,068	$ 43	¥ 6,774	$ 72

Information Regarding Defined Benefit Plans (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2011 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)
Change in benefit obligation
Benefit obligation at beginning of year	$ 15,740	¥ 1,480,387	¥ 1,362,053		$ 4,965	¥ 467,000	¥ 367,125
Service cost	641	60,261	57,241	61,134	297	27,943	21,298	21,288
Interest cost	296	27,804	30,660	31,782	258	24,300	21,739	20,720
Plan participants' contributions	10	918	834		3	246	221
Plan amendments	(37)	(3,462)	632		0	(43)	108
Net actuarial loss	964	90,667	67,098		415	38,986	50,222
Acquisition and other	(8)	(776)	27,435		881	82,907	13,061
Benefits paid	(653)	(61,388)	(65,566)		(87)	(8,179)	(6,774)
Benefit obligation at end of year	16,953	1,594,411	1,480,387	1,362,053	6,732	633,160	467,000	367,125
Change in plan assets
Balance at beginning of year	9,862	927,545	885,741		3,649	343,226	297,644
Actual return on plan assets	1,543	145,141	1,493		493	46,359	14,816
Acquisition and other	(3)	(264)	27,947		640	60,138	19,600
Employer contributions	573	53,906	50,423		376	35,354	16,125
Plan participants' contributions	10	918	834		3	246	221
Benefits paid	(393)	(36,988)	(38,893)		(65)	(6,084)	(5,180)
Balance at end of year	11,592	1,090,258	927,545	885,741	5,096	479,239	343,226	297,644
Funded status	$ 5,361	¥ 504,153	¥ 552,842		$ 1,636	¥ 153,921	¥ 123,774

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)				$ 268	¥ 25,160	¥ 19,553	$ 18	¥ 1,762	¥ 1,523
Accrued pension and severance costs	8,146	766,112	708,402	6,193	582,491	553,096	1,953	183,621	155,306
Investments and other assets - Other (Prepaid pension and severance costs)				(1,100)	(103,498)	(19,807)	(335)	(31,462)	(33,055)
Net amount recognized				$ 5,361	¥ 504,153	¥ 552,842	$ 1,636	¥ 153,921	¥ 123,774

Amounts Recognized in Accumulated Other Comprehensive Income (loss) (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	$ (3,543)	¥ (333,203)	¥ (381,770)	$ (1,022)	¥ (96,151)	¥ (75,069)
Prior service costs	567	53,360	57,930	(20)	(1,921)	(2,333)
Net transition obligation
Net amount recognized	$ (2,976)	¥ (279,843)	¥ (323,840)	$ (1,042)	¥ (98,072)	¥ (77,402)

Employee benefit plans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended
	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2013 Equity securities Japanese plans	Mar. 31, 2013 Equity securities Foreign Plans	Mar. 31, 2013 Equity securities Common stocks Japan Japanese plans	Mar. 31, 2012 Equity securities Common stocks Japan Japanese plans	Mar. 31, 2013 Equity securities Common stocks Foreign Japanese plans	Mar. 31, 2012 Equity securities Common stocks Foreign Japanese plans	Mar. 31, 2013 Debt securities Japanese plans	Mar. 31, 2013 Debt securities Foreign Plans	Mar. 31, 2013 Debt securities Public and corporate bonds Japan Japanese plans	Mar. 31, 2012 Debt securities Public and corporate bonds Japan Japanese plans	Mar. 31, 2013 Debt securities Public and corporate bonds Foreign Japanese plans	Mar. 31, 2012 Debt securities Public and corporate bonds Foreign Japanese plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans	$ 15,885	¥ 1,494,011	¥ 1,379,373	$ 5,673	¥ 533,551	¥ 385,348
Estimated prior service costs	(53)	(5,000)		3	300
Estimated net actuarial loss	130	12,200		47	4,400
Percentage of plan assets invested							50.00%	60.00%					30.00%	30.00%
Plan asset allocation									71.00%	69.00%	29.00%	31.00%			44.00%	35.00%	56.00%	65.00%
Expected contribution to pension plans	$ 575	¥ 54,094		$ 92	¥ 8,688

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	$ 7,970	¥ 749,561	¥ 728,469	$ 2,675	¥ 251,596	¥ 229,015
Accumulated benefit obligation	7,291	685,763	639,196	2,275	213,934	190,422
Fair value of plan assets	$ 1,757	¥ 165,262	¥ 153,945	$ 460	¥ 43,277	¥ 52,123

Components of Net Periodic Pension Cost (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2011 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)
Net Period Benefit Cost Assumptions [Line Items]
Service cost	$ 641	¥ 60,261	¥ 57,241	¥ 61,134	$ 297	¥ 27,943	¥ 21,298	¥ 21,288
Interest cost	296	27,804	30,660	31,782	258	24,300	21,739	20,720
Expected return on plan assets	(238)	(22,352)	(21,558)	(21,200)	(246)	(23,177)	(22,864)	(21,164)
Amortization of prior service costs	(86)	(8,033)	(16,326)	(24,421)	4	369	351	389
Recognized net actuarial loss	177	16,619	28,342	15,029	31	2,884	1,783	1,066
Amortization of net transition obligation			1,626	1,944
Net periodic pension cost	$ 790	¥ 74,299	¥ 79,985	¥ 64,268	$ 344	¥ 32,319	¥ 22,307	¥ 22,299

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2011 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	$ 341	¥ 32,122	¥ (87,163)	¥ (15,734)	$ (168)	¥ (15,804)	¥ (58,270)	¥ (6,244)
Recognized net actuarial loss	177	16,619	28,342	15,029	31	2,884	1,783	1,066
Prior service costs	37	3,462	(632)	1,287	0	43	(108)	142
Amortization of prior service costs	(86)	(8,033)	(16,326)	(24,421)	4	369	351	389
Amortization of net transition obligation			1,626	1,944
Other	(2)	(173)	63	10,529	(87)	(8,162)	5,888	30,466
Total recognized in other comprehensive income (loss)	$ 467	¥ 43,997	¥ (74,090)	¥ (11,366)	$ (220)	¥ (20,670)	¥ (50,356)	¥ 25,819

Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.70%	2.00%
Rate of compensation increase	2.20%	2.30%
Foreign Plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.50%	5.00%
Rate of compensation increase	4.60%	4.50%

Weighted-Average Assumptions Used to Determine Net Periodic Pension Cost (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.30%	2.30%
Expected return on plan assets	2.50%	2.50%	2.30%
Rate of compensation increase	2.30%	2.30%	2.30%
Foreign Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	5.00%	5.70%	6.20%
Expected return on plan assets	7.00%	7.30%	7.40%
Rate of compensation increase	4.50%	4.40%	4.50%

Summary of Fair Value of Classes of Plan Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans USD ($)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2011 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans USD ($)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)	Mar. 31, 2013 Equity securities Japanese plans USD ($)	Mar. 31, 2013 Equity securities Japanese plans JPY (¥)	Mar. 31, 2012 Equity securities Japanese plans JPY (¥)	Mar. 31, 2013 Equity securities Foreign Plans USD ($)	Mar. 31, 2013 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2012 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2013 Equity securities Common stocks Japanese plans USD ($)	Mar. 31, 2013 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2012 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2013 Equity securities Common stocks Foreign Plans USD ($)	Mar. 31, 2013 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2012 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2013 Equity securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Equity securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Debt securities Japanese plans USD ($)	Mar. 31, 2013 Debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Debt securities Foreign Plans USD ($)	Mar. 31, 2013 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Debt securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Debt securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Debt securities Public and corporate bonds Japanese plans USD ($)	Mar. 31, 2013 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2012 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2013 Debt securities Public and corporate bonds Foreign Plans USD ($)	Mar. 31, 2013 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2012 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2013 Debt securities Other debt securities Japanese plans USD ($)	Mar. 31, 2013 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Debt securities Other debt securities Foreign Plans USD ($)	Mar. 31, 2013 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Insurance Contracts Japanese plans USD ($)	Mar. 31, 2013 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2012 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2013 Insurance Contracts Foreign Plans USD ($)	Mar. 31, 2013 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2012 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2013 All Other Japanese plans USD ($)	Mar. 31, 2013 All Other Japanese plans JPY (¥)	Mar. 31, 2012 All Other Japanese plans JPY (¥)	Mar. 31, 2013 All Other Foreign Plans USD ($)	Mar. 31, 2013 All Other Foreign Plans JPY (¥)	Mar. 31, 2012 All Other Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Japanese plans USD ($)	Mar. 31, 2013 Level 1 Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Equity securities Japanese plans USD ($)	Mar. 31, 2013 Level 1 Equity securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Equity securities Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Equity securities Common stocks Japanese plans USD ($)	Mar. 31, 2013 Level 1 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Equity securities Common stocks Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Equity securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Level 1 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Equity securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Public and corporate bonds Japanese plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Public and corporate bonds Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Other debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Debt securities Other debt securities Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 Insurance Contracts Japanese plans USD ($)	Mar. 31, 2013 Level 1 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 Insurance Contracts Foreign Plans USD ($)	Mar. 31, 2013 Level 1 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2013 Level 1 All Other Japanese plans USD ($)	Mar. 31, 2013 Level 1 All Other Japanese plans JPY (¥)	Mar. 31, 2012 Level 1 All Other Japanese plans JPY (¥)	Mar. 31, 2013 Level 1 All Other Foreign Plans USD ($)	Mar. 31, 2013 Level 1 All Other Foreign Plans JPY (¥)	Mar. 31, 2012 Level 1 All Other Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Japanese plans USD ($)	Mar. 31, 2013 Level 2 Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Equity securities Japanese plans USD ($)	Mar. 31, 2013 Level 2 Equity securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Equity securities Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Equity securities Common stocks Japanese plans USD ($)	Mar. 31, 2013 Level 2 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Equity securities Common stocks Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Equity securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Level 2 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Equity securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Public and corporate bonds Japanese plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Public and corporate bonds Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Other debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Debt securities Other debt securities Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 Insurance Contracts Japanese plans USD ($)	Mar. 31, 2013 Level 2 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 Insurance Contracts Foreign Plans USD ($)	Mar. 31, 2013 Level 2 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2013 Level 2 All Other Japanese plans USD ($)	Mar. 31, 2013 Level 2 All Other Japanese plans JPY (¥)	Mar. 31, 2012 Level 2 All Other Japanese plans JPY (¥)	Mar. 31, 2013 Level 2 All Other Foreign Plans USD ($)	Mar. 31, 2013 Level 2 All Other Foreign Plans JPY (¥)	Mar. 31, 2012 Level 2 All Other Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Japanese plans USD ($)	Mar. 31, 2013 Level 3 Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Japanese plans USD ($)	Mar. 31, 2012 Level 3 Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 Japanese plans JPY (¥)	Mar. 31, 2010 Level 3 Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Foreign Plans USD ($)	Mar. 31, 2012 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2011 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2010 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Equity securities Japanese plans USD ($)	Mar. 31, 2013 Level 3 Equity securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Equity securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Equity securities Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Equity securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Equity securities Common stocks Japanese plans USD ($)	Mar. 31, 2013 Level 3 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Equity securities Common stocks Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Equity securities Common stocks Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Equity securities Common stocks Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Equity securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Level 3 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Equity securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Equity securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Equity securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Japanese plans USD ($)	Mar. 31, 2012 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2010 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2010 Level 3 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Commingled funds Japanese plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Commingled funds Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Commingled funds Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Commingled funds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Public and corporate bonds Japanese plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Public and corporate bonds Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Public and corporate bonds Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Public and corporate bonds Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Other debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Other debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Other debt securities Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Other debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Insurance Contracts Japanese plans USD ($)	Mar. 31, 2013 Level 3 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Insurance Contracts Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Insurance Contracts Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Insurance Contracts Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 All Other Japanese plans USD ($)	Mar. 31, 2013 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 All Other Japanese plans USD ($)	Mar. 31, 2012 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2010 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 All Other Foreign Plans USD ($)	Mar. 31, 2013 Level 3 All Other Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 All Other Foreign Plans USD ($)	Mar. 31, 2012 Level 3 All Other Foreign Plans JPY (¥)	Mar. 31, 2011 Level 3 All Other Foreign Plans JPY (¥)	Mar. 31, 2010 Level 3 All Other Foreign Plans JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	$ 11,592	¥ 1,090,258	$ 9,862	¥ 927,545	¥ 885,741	$ 5,096	¥ 479,239	$ 3,649	¥ 343,226	¥ 297,644	$ 6,655	¥ 625,850	¥ 511,309	$ 2,872	¥ 270,150	¥ 189,770	$ 4,689	¥ 440,971	¥ 353,282	$ 1,952	¥ 183,611	¥ 114,955	$ 1,966	¥ 184,879	¥ 158,027	$ 920	¥ 86,539	¥ 74,815	$ 3,294	¥ 309,835	¥ 260,669	$ 1,386	¥ 130,323	¥ 97,424	$ 2,168	¥ 203,933	¥ 176,596	$ 455	¥ 42,754	¥ 43,062	$ 870	¥ 81,867	¥ 63,327	$ 501	¥ 47,083	¥ 25,084	$ 256	¥ 24,035	¥ 20,746	$ 430	¥ 40,486	¥ 29,278	$ 971	¥ 91,326	¥ 83,993	$ 13	¥ 1,202		$ 672	¥ 63,247	¥ 71,574	$ 825	¥ 77,564	¥ 56,032	$ 5,748	¥ 540,627	¥ 443,615	$ 2,780	¥ 261,433	¥ 161,223	$ 4,689	¥ 440,971	¥ 353,282	$ 1,952	¥ 183,611	¥ 114,955	$ 4,689	¥ 440,971	¥ 353,282	$ 1,952	¥ 183,611	¥ 114,955							$ 870	¥ 81,867	¥ 63,327	$ 501	¥ 47,083	¥ 25,084							$ 870	¥ 81,867	¥ 63,327	$ 501	¥ 47,083	¥ 25,084													$ 189	¥ 17,789	¥ 27,006	$ 327	¥ 30,739	¥ 21,184	$ 5,398	¥ 507,655	¥ 443,274	$ 1,884	¥ 177,199	¥ 150,626	$ 1,966	¥ 184,879	¥ 158,027	$ 920	¥ 86,539	¥ 74,815							$ 1,966	¥ 184,879	¥ 158,027	$ 920	¥ 86,539	¥ 74,815	$ 2,419	¥ 227,527	¥ 196,751	$ 885	¥ 83,240	¥ 72,340	$ 2,168	¥ 203,933	¥ 176,596	$ 455	¥ 42,754	¥ 43,062							$ 251	¥ 23,594	¥ 20,155	$ 430	¥ 40,486	¥ 29,278	$ 971	¥ 91,326	¥ 83,993	$ 13	¥ 1,202		$ 42	¥ 3,923	¥ 4,503	$ 66	¥ 6,218	¥ 3,471	$ 446	¥ 41,976	$ 432	¥ 40,656	¥ 39,120	¥ 38,349	$ 432	¥ 40,607	$ 334	¥ 31,377	¥ 20,477	¥ 11,760																			$ 5	¥ 441	$ 6	¥ 591	¥ 746	¥ 928		¥ 2,663													$ 5	¥ 441	¥ 591										$ 441	¥ 41,535	$ 426	¥ 40,065	¥ 38,374	¥ 37,421	$ 432	¥ 40,607	$ 334	¥ 31,377	¥ 20,477	¥ 9,097

Changes in Level 3 Plan Assets Measured At Fair Value (Detail) In Millions, unless otherwise specified	12 Months Ended																		12 Months Ended
	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2013 Debt securities Japanese plans USD ($)	Mar. 31, 2013 Debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Debt securities Japanese plans JPY (¥)	Mar. 31, 2013 Debt securities Foreign Plans USD ($)	Mar. 31, 2013 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2012 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 All Other Japanese plans USD ($)	Mar. 31, 2013 All Other Japanese plans JPY (¥)	Mar. 31, 2012 All Other Japanese plans JPY (¥)	Mar. 31, 2013 All Other Foreign Plans USD ($)	Mar. 31, 2013 All Other Foreign Plans JPY (¥)	Mar. 31, 2012 All Other Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Japanese plans USD ($)	Mar. 31, 2013 Level 3 Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 Foreign Plans USD ($)	Mar. 31, 2013 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2011 Level 3 Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 Debt securities Japanese plans USD ($)	Mar. 31, 2013 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 Debt securities Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 Debt securities Foreign Plans JPY (¥)	Mar. 31, 2013 Level 3 All Other Japanese plans USD ($)	Mar. 31, 2013 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2012 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2011 Level 3 All Other Japanese plans JPY (¥)	Mar. 31, 2013 Level 3 All Other Foreign Plans USD ($)	Mar. 31, 2013 Level 3 All Other Foreign Plans JPY (¥)	Mar. 31, 2012 Level 3 All Other Foreign Plans JPY (¥)	Mar. 31, 2011 Level 3 All Other Foreign Plans JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 9,862	¥ 927,545	¥ 885,741	$ 3,649	¥ 343,226	¥ 297,644	$ 3,294	¥ 309,835	¥ 260,669	$ 1,386	¥ 130,323	¥ 97,424	$ 672	¥ 63,247	¥ 71,574	$ 825	¥ 77,564	¥ 56,032	$ 432	¥ 40,656	¥ 39,120	¥ 38,349	$ 334	¥ 31,377	¥ 20,477	¥ 11,760	$ 6	¥ 591	¥ 746	¥ 928	¥ 2,663	$ 426	¥ 40,065	¥ 38,374	¥ 37,421	$ 334	¥ 31,377	¥ 20,477	¥ 9,097
Actual return on plan assets	1,543	145,141	1,493	493	46,359	14,816													4	441	(1,757)	941	26	2,472	1,243	1,279	0	3	5	7	305	4	438	(1,762)	934	26	2,472	1,243	974
Purchases, sales and settlements																			10	879	3,293	(170)	28	2,599	9,514	8,712	(1)	(153)	(160)	(189)	(2,759)	11	1,032	3,453	19	28	2,599	9,514	11,471
Other																							44	4,159	143	(1,274)					(209)					44	4,159	143	(1,065)
Balance at end of year	$ 11,592	¥ 1,090,258	¥ 927,545	$ 5,096	¥ 479,239	¥ 343,226	$ 3,294	¥ 309,835	¥ 260,669	$ 1,386	¥ 130,323	¥ 97,424	$ 672	¥ 63,247	¥ 71,574	$ 825	¥ 77,564	¥ 56,032	$ 446	¥ 41,976	¥ 40,656	¥ 39,120	$ 432	¥ 40,607	¥ 31,377	¥ 20,477	$ 5	¥ 441	¥ 591	¥ 746		$ 441	¥ 41,535	¥ 40,065	¥ 38,374	$ 432	¥ 40,607	¥ 31,377	¥ 20,477

Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)
Schedule of Pension Expected Future Benefit Payments [Line Items]
2014	$ 665	¥ 62,508	$ 91	¥ 8,535
2015	689	64,803	99	9,264
2016	706	66,445	106	9,955
2017	707	66,497	113	10,660
2018	721	67,780	122	11,491
from 2019 to 2023	4,034	379,369	783	73,651
Total	$ 7,522	¥ 707,402	$ 1,314	¥ 123,556

Fair Values of Derivative Financial Instruments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Interest rate and currency swap agreements USD ($)	Mar. 31, 2013 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2013 Interest rate and currency swap agreements Prepaid expenses and Other current assets USD ($)	Mar. 31, 2013 Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2013 Interest rate and currency swap agreements Investments and other assets - Other USD ($)	Mar. 31, 2013 Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2013 Interest rate and currency swap agreements Other current liabilities USD ($)	Mar. 31, 2013 Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2013 Interest rate and currency swap agreements Other long-term liabilities USD ($)	Mar. 31, 2013 Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2013 Foreign exchange forward and option contracts USD ($)	Mar. 31, 2013 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2013 Foreign exchange forward and option contracts Prepaid expenses and Other current assets USD ($)	Mar. 31, 2013 Foreign exchange forward and option contracts Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2013 Foreign exchange forward and option contracts Investments and other assets - Other USD ($)	Mar. 31, 2013 Foreign exchange forward and option contracts Investments and other assets - Other JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Investments and other assets - Other JPY (¥)	Mar. 31, 2013 Foreign exchange forward and option contracts Other current liabilities USD ($)	Mar. 31, 2013 Foreign exchange forward and option contracts Other current liabilities JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Other current liabilities JPY (¥)	Mar. 31, 2013 Foreign exchange forward and option contracts Other long-term liabilities USD ($)	Mar. 31, 2013 Foreign exchange forward and option contracts Other long-term liabilities JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts Other long-term liabilities JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY (¥)
Derivative financial instruments designated as hedging instruments
Derivative assets																															$ 535	¥ 50,338	¥ 68,340	$ 114	¥ 10,769	¥ 7,166	$ 421	¥ 39,569	¥ 61,174
Derivative liabilities																															(29)	(2,697)	(2,363)							(27)	(2,554)	(2,060)	(2)	(143)	(303)
Undesignated derivative financial instruments
Derivative assets	1,777	167,150	219,625	295	27,731	61,983	1,482	139,419	157,642							78	7,340	9,531	78	7,340	9,531
Derivative liabilities	$ (1,696)	¥ (159,553)	¥ (159,004)							$ (395)	¥ (37,133)	¥ (38,338)	$ (1,301)	¥ (122,420)	¥ (120,666)	$ (384)	¥ (36,092)	¥ (21,806)							$ (384)	¥ (36,087)	¥ (21,736)	$ 0	¥ (5)	¥ (70)

Derivative financial instruments - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Undesignated derivative financial instruments Cost of financing operations USD ($)	Mar. 31, 2013 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Cost of financing operations JPY (¥)	Mar. 31, 2013 Undesignated derivative financial instruments Foreign exchange gain (loss), net USD ($)	Mar. 31, 2013 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange gain (loss), net JPY (¥)
Derivative [Line Items]
Counterparty netting and cash collateral partially offset derivative assets	$ 1,689	¥ 158,807	¥ 218,509
Counterparty netting and cash collateral pledged partially offset derivative liabilities	(919)	(86,477)	(90,963)
Unrealized gains or (losses) on derivative financial instruments				(646)	(60,727)	(14,934)	93,370	(79)	(7,447)	(5,543)	(240)
Credit risk derivatives, fair value, net liability	35	3,289
Credit risk derivatives, aggregate fair value of assets posted	184	17,305
Maximum amount of assets to be posted if the ratings decline below specified thresholds	$ 35	¥ 3,289

Notional Amounts of Derivative Financial Instruments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Interest rate and currency swap agreements USD ($)	Mar. 31, 2013 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2013 Foreign exchange forward and option contracts USD ($)	Mar. 31, 2013 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2012 Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Designated derivative financial instruments										$ 2,501	¥ 235,219	¥ 344,623	$ 2,501	¥ 235,219	¥ 344,623
Undesignated derivative financial instruments	$ 157,297	¥ 14,793,822	¥ 12,807,293	$ 134,926	¥ 12,689,774	¥ 10,607,666	$ 22,371	¥ 2,104,048	¥ 2,199,627

Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY (¥)	Mar. 31, 2013 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations USD ($)	Mar. 31, 2013 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2013 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net USD ($)	Mar. 31, 2013 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2013 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations USD ($)	Mar. 31, 2013 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY (¥)	Mar. 31, 2013 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net USD ($)	Mar. 31, 2013 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	$ (255)	¥ (23,965)	¥ (1,354)	¥ 71,491				¥ (166)	$ (257)	¥ (24,204)	¥ 35,834	¥ 72,082	$ 17	¥ 1,617	¥ (28)	¥ (1,393)	$ (49)	¥ (4,572)	¥ (3,815)	¥ (2,693)	$ (524)	¥ (49,239)	¥ 53,272	¥ 110,211
Gains or (losses) on hedged items	$ 263	¥ 24,738	¥ 2,999	¥ (68,741)				¥ 166

Estimated Fair Value of Toyota's Financial Instrument, Excluding Marketable Securities and Other Securities Investment and Affiliated Companies and Derivative Financial Instruments (Detail)
In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2013 Level 3 USD ($)	Mar. 31, 2013 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2013 Carrying amount USD ($)	Mar. 31, 2013 Carrying amount JPY (¥)	Mar. 31, 2012 Carrying amount JPY (¥)	Mar. 31, 2013 Estimated fair value USD ($)	Mar. 31, 2013 Estimated fair value JPY (¥)	Mar. 31, 2012 Estimated fair value JPY (¥)	Mar. 31, 2013 Estimated fair value Level 1 USD ($)	Mar. 31, 2013 Estimated fair value Level 1 JPY (¥)	Mar. 31, 2012 Estimated fair value Level 1 JPY (¥)	Mar. 31, 2013 Estimated fair value Level 2 USD ($)	Mar. 31, 2013 Estimated fair value Level 2 JPY (¥)	Mar. 31, 2012 Estimated fair value Level 2 JPY (¥)	Mar. 31, 2013 Estimated fair value Level 3 USD ($)	Mar. 31, 2013 Estimated fair value Level 3 JPY (¥)	Mar. 31, 2012 Estimated fair value Level 3 JPY (¥)
Assets (Liabilities)
Cash and cash equivalents	$ 18,270	¥ 1,718,297	$ 17,854	¥ 1,679,200	¥ 2,080,709	¥ 1,865,746				$ 18,270	¥ 1,718,297	¥ 1,679,200	$ 18,270	¥ 1,718,297	¥ 1,679,200	$ 14,273	¥ 1,342,356	¥ 1,444,276	$ 3,997	¥ 375,941	¥ 234,924
Time deposits	1,135	106,700		80,301						1,135	106,700	80,301	1,135	106,700	80,301				1,135	106,700	80,301
Total finance receivables, net							351	32,974	32,056	118,495	11,144,427	8,879,731	121,584	11,434,936	9,137,936							121,584	11,434,936	9,137,936
Other receivables	4,601	432,693		408,547						4,601	432,693	408,547	4,601	432,693	408,547							4,601	432,693	408,547
Short-term borrowings	(43,482)	(4,089,528)		(3,450,649)						(43,482)	(4,089,528)	(3,450,649)	(43,482)	(4,089,528)	(3,450,649)				(43,482)	(4,089,528)	(3,256,078)			(194,571)
Long-term debt including the current portion										$ (106,548)	¥ (10,020,853)	¥ (8,533,549)	$ (108,710)	¥ (10,224,138)	¥ (8,683,193)				$ (98,298)	¥ (9,244,942)	¥ (7,835,970)	$ (10,412)	¥ (979,196)	¥ (847,223)

Analysis of Leased Assets Under Capital Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Building USD ($)	Mar. 31, 2013 Building JPY (¥)	Mar. 31, 2012 Building JPY (¥)	Mar. 31, 2013 Machinery and equipment USD ($)	Mar. 31, 2013 Machinery and equipment JPY (¥)	Mar. 31, 2012 Machinery and equipment JPY (¥)
Class of property
Capital leased assets, gross				$ 149	¥ 13,999	¥ 12,230	$ 343	¥ 32,252	¥ 31,698
Less - Accumulated depreciation	(254)	(23,843)	(20,284)
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 238	¥ 22,408	¥ 23,644

Lease commitments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Lease and Rental Expense [Line Items]
Capital leases, amortization expenses	$ 56	¥ 5,265	¥ 5,572	¥ 5,966
Operating lease, rental expenses	$ 958	¥ 90,081	¥ 91,052	¥ 89,029

Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)
Schedule of Capital Lease Obligations [Line Items]
2014	$ 53	¥ 4,993
2015	38	3,542
2016	30	2,790
2017	25	2,409
2018	22	2,049
Thereafter	137	12,926
Total minimum lease payments	305	28,709
Less - Amount representing interest	(77)	(7,310)
Present value of net minimum lease payments	228	21,399
Less - Current obligations	(44)	(4,096)
Long-term capital lease obligations	$ 184	¥ 17,303

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)
Schedule of Operating Leases [Line Items]
2014	$ 120	¥ 11,299
2015	100	9,398
2016	85	7,988
2017	67	6,347
2018	57	5,354
Thereafter	229	21,491
Total minimum future rentals	$ 658	¥ 61,877

Other commitments and contingencies, concentrations and factors that may affect future operations - Additional Information (Detail)	1 Months Ended	12 Months Ended		12 Months Ended				1 Months Ended	40 Months Ended	1 Months Ended			38 Months Ended
	Dec. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2013 Minimum	Mar. 31, 2013 Maximum	Mar. 31, 2013 Purchase Commitment USD ($)	Mar. 31, 2013 Purchase Commitment JPY (¥)	Mar. 31, 2010 US District Court, California Shareholders' Protection Rights Agreement LegalMatter	Mar. 31, 2013 Damages from Product Defects LegalMatter	Apr. 30, 2010 Damages from Product Defects US Federal District Court LegalMatter	Apr. 30, 2010 Damages from Product Defects US Federal District Court Personal Injury LegalMatter	Mar. 31, 2013 Damages from Product Defects US Federal District Court Personal Injury LegalMatter	Mar. 31, 2013 Damages from Product Defects Federal and State LegalMatter
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding for purchase of property, plant and equipment and other assets						$ 2,168,000,000	¥ 203,901,000,000
Customer payment guarantee to dealers, period range		1 month to 35 years
Payment guarantee period				1 month	35 years
Guarantee contracts obligations, maximum potential amount of future payments		19,665,000,000	1,849,493,000,000
Guarantee contracts obligations, liabilities		70,000,000	6,590,000,000
Putative class action case filed								6	200	190	10		20
Other individual cases consolidated into federal suit												500
Pre-tax charges		1,100,000,000
Payment for settlement	$ 17,400,000
Percentage of material costs from purchases from an affiliated company		10.00%
Expiration date for collective bargaining agreement covering a substantial portion of employees		Dec 31, 2014

Segment Operating Results And Assets (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Automotive USD ($)	Mar. 31, 2013 Automotive JPY (¥)	Mar. 31, 2012 Automotive JPY (¥)	Mar. 31, 2011 Automotive JPY (¥)	Mar. 31, 2013 Financial Services USD ($)	Mar. 31, 2013 Financial Services JPY (¥)	Mar. 31, 2012 Financial Services JPY (¥)	Mar. 31, 2011 Financial Services JPY (¥)	Mar. 31, 2013 All Other USD ($)	Mar. 31, 2013 All Other JPY (¥)	Mar. 31, 2012 All Other JPY (¥)	Mar. 31, 2011 All Other JPY (¥)	Mar. 31, 2013 Intersegment Elimination USD ($)	Mar. 31, 2013 Intersegment Elimination JPY (¥)	Mar. 31, 2012 Intersegment Elimination JPY (¥)	Mar. 31, 2011 Intersegment Elimination JPY (¥)
Net revenues
Sales to external customers	$ 234,601	¥ 22,064,192	¥ 18,583,653	¥ 18,993,688	$ 216,680	¥ 20,378,762	¥ 16,964,378	¥ 17,322,753	$ 12,228	¥ 1,150,042	¥ 1,071,737	¥ 1,173,168	$ 5,693	¥ 535,388	¥ 547,538	¥ 497,767
Inter-segment sales and transfers					429	40,338	30,168	14,567	219	20,628	28,587	19,037	5,646	531,073	501,377	474,485	(6,294)	(592,039)	(560,132)	(508,089)
Total	234,601	22,064,192	18,583,653	18,993,688	217,109	20,419,100	16,994,546	17,337,320	12,447	1,170,670	1,100,324	1,192,205	11,339	1,066,461	1,048,915	972,252	(6,294)	(592,039)	(560,132)	(508,089)
Operating expenses	220,556	20,743,304	18,228,026	18,525,409	207,064	19,474,396	16,972,863	17,251,347	9,089	854,850	793,886	833,925	10,769	1,012,845	1,006,853	937,010	(6,366)	(598,787)	(545,576)	(496,873)
Operating income	14,045	1,320,888	355,627	468,279	10,045	944,704	21,683	85,973	3,358	315,820	306,438	358,280	570	53,616	42,062	35,242	72	6,748	(14,556)	(11,216)
Assets	377,281	35,483,317	30,650,965	29,818,166	140,135	13,179,741	12,261,814	11,341,558	172,583	16,231,473	13,172,548	13,365,394	13,930	1,310,115	1,161,224	1,146,720	50,633	4,761,988	4,055,379	3,964,494
Investment in equity method investees	22,356	2,102,584	1,914,129	1,817,988	21,617	2,033,040	1,877,720	1,784,539	52	4,925	3,887	3,519	74	6,968	4,765	3,045	613	57,651	27,757	26,885
Depreciation expenses	11,750	1,105,109	1,067,830	1,175,573	7,931	745,880	744,067	819,075	3,578	336,528	298,757	330,865	241	22,701	25,006	25,633
Capital expenditure	$ 20,990	¥ 1,974,152	¥ 1,532,082	¥ 1,691,191	$ 9,970	¥ 937,695	¥ 796,839	¥ 691,867	$ 10,689	¥ 1,005,326	¥ 683,161	¥ 991,330	$ 311	¥ 29,286	¥ 35,340	¥ 21,058	$ 20	¥ 1,845	¥ 16,742	¥ (13,064)

Geographic Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Japan USD ($)	Mar. 31, 2013 Japan JPY (¥)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2013 North America USD ($)	Mar. 31, 2013 North America JPY (¥)	Mar. 31, 2012 North America JPY (¥)	Mar. 31, 2011 North America JPY (¥)	Mar. 31, 2013 Europe USD ($)	Mar. 31, 2013 Europe JPY (¥)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2013 Asia USD ($)	Mar. 31, 2013 Asia JPY (¥)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2013 Other Countries USD ($)	Mar. 31, 2013 Other Countries JPY (¥)	Mar. 31, 2012 Other Countries JPY (¥)	Mar. 31, 2011 Other Countries JPY (¥)	Mar. 31, 2013 Intersegment Elimination USD ($)	Mar. 31, 2013 Intersegment Elimination JPY (¥)	Mar. 31, 2012 Intersegment Elimination JPY (¥)	Mar. 31, 2011 Intersegment Elimination JPY (¥)
Net revenues
Sales to external customers	$ 234,601	¥ 22,064,192	¥ 18,583,653	¥ 18,993,688	$ 84,109	¥ 7,910,456	¥ 7,293,804	¥ 6,966,929	$ 65,580	¥ 6,167,821	¥ 4,644,348	¥ 5,327,809	$ 21,299	¥ 2,003,113	¥ 1,917,408	¥ 1,920,416	$ 43,154	¥ 4,058,629	¥ 3,116,849	¥ 3,138,112	$ 20,459	¥ 1,924,173	¥ 1,611,244	¥ 1,640,422
Inter-segment sales and transfers					52,212	4,910,562	3,873,515	4,019,317	1,240	116,604	107,538	101,327	850	80,000	76,538	61,081	3,475	326,847	217,425	236,422	1,809	170,092	148,931	168,694	(59,586)	(5,604,105)	(4,423,947)	(4,586,841)
Total	234,601	22,064,192	18,583,653	18,993,688	136,321	12,821,018	11,167,319	10,986,246	66,820	6,284,425	4,751,886	5,429,136	22,149	2,083,113	1,993,946	1,981,497	46,629	4,385,476	3,334,274	3,374,534	22,268	2,094,265	1,760,175	1,809,116	(59,586)	(5,604,105)	(4,423,947)	(4,586,841)
Operating expenses	220,556	20,743,304	18,228,026	18,525,409	130,193	12,244,683	11,374,359	11,348,642	64,460	6,062,500	4,565,477	5,089,633	21,868	2,056,651	1,976,150	1,968,349	42,630	4,009,421	3,077,484	3,061,557	20,846	1,960,521	1,651,361	1,648,987	(59,441)	(5,590,472)	(4,416,805)	(4,591,759)
Operating income	14,045	1,320,888	355,627	468,279	6,128	576,335	(207,040)	(362,396)	2,360	221,925	186,409	339,503	281	26,462	17,796	13,148	3,999	376,055	256,790	312,977	1,422	133,744	108,814	160,129	(145)	(13,633)	(7,142)	4,918
Assets	377,281	35,483,317	30,650,965	29,818,166	130,747	12,296,731	12,034,423	11,285,864	125,906	11,841,471	9,693,232	9,910,828	23,384	2,199,256	1,960,532	1,931,231	35,144	3,305,319	2,433,312	2,138,499	27,817	2,616,164	2,175,493	2,044,379	34,283	3,224,376	2,353,973	2,507,365
Long-lived assets	$ 72,847	¥ 6,851,239	¥ 6,235,380	¥ 6,309,160	$ 31,147	¥ 2,929,346	¥ 2,981,985	¥ 3,123,042	$ 27,996	¥ 2,633,067	¥ 2,197,197	¥ 2,276,332	$ 3,065	¥ 288,288	¥ 263,070	¥ 305,627	$ 6,274	¥ 590,021	¥ 412,959	¥ 344,304	$ 4,365	¥ 410,517	¥ 380,169	¥ 259,855

Segment data - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Unallocated Amount to Segment USD ($)	Mar. 31, 2013 Unallocated Amount to Segment JPY (¥)	Mar. 31, 2012 Unallocated Amount to Segment JPY (¥)	Mar. 31, 2011 Unallocated Amount to Segment JPY (¥)
Segment Reporting Disclosure [Line Items]
Total assets	$ 377,281	¥ 35,483,317	¥ 30,650,965	¥ 29,818,166	$ 59,542	¥ 5,599,970	¥ 4,749,259	¥ 4,613,672

Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 North America USD ($)	Mar. 31, 2013 North America JPY (¥)	Mar. 31, 2012 North America JPY (¥)	Mar. 31, 2011 North America JPY (¥)	Mar. 31, 2013 Europe USD ($)	Mar. 31, 2013 Europe JPY (¥)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2013 Asia USD ($)	Mar. 31, 2013 Asia JPY (¥)	Mar. 31, 2012 Asia JPY (¥)	Mar. 31, 2011 Asia JPY (¥)	Mar. 31, 2013 Other Countries USD ($)	Mar. 31, 2013 Other Countries JPY (¥)	Mar. 31, 2012 Other Countries JPY (¥)	Mar. 31, 2011 Other Countries JPY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 72,200	¥ 6,790,453	¥ 4,715,804	¥ 5,398,278	$ 20,214	¥ 1,901,118	¥ 1,817,944	¥ 1,793,932	$ 41,894	¥ 3,940,175	¥ 3,284,392	¥ 3,280,384	$ 41,784	¥ 3,929,775	¥ 3,103,383	¥ 3,196,114

Balance Sheets - Non-financial Services and Financial Services Businesses (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2013 Non Financial Services Businesses USD ($)	Mar. 31, 2013 Non Financial Services Businesses JPY (¥)	Mar. 31, 2012 Non Financial Services Businesses USD ($)	Mar. 31, 2012 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2010 Non Financial Services Businesses JPY (¥)	Mar. 31, 2013 Financial Services Businesses USD ($)	Mar. 31, 2013 Financial Services Businesses JPY (¥)	Mar. 31, 2012 Financial Services Businesses USD ($)	Mar. 31, 2012 Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses JPY (¥)	Mar. 31, 2010 Financial Services Businesses JPY (¥)	Mar. 31, 2013 Eliminations USD ($)	Mar. 31, 2013 Eliminations JPY (¥)	Mar. 31, 2012 Eliminations JPY (¥)
Current assets
Cash and cash equivalents	$ 18,270	¥ 1,718,297	$ 17,854	¥ 1,679,200	¥ 2,080,709	¥ 1,865,746	$ 11,775	¥ 1,107,409	$ 11,745	¥ 1,104,636	¥ 1,300,553	¥ 1,338,821	$ 6,495	¥ 610,888	$ 6,109	¥ 574,564	¥ 780,156	¥ 526,925
Marketable securities	15,371	1,445,663		1,181,070			12,806	1,204,447		1,015,626			2,565	241,216		165,444
Trade accounts and notes receivable, less allowance for doubtful accounts							21,625	2,033,831		2,031,472
Finance receivables, net	54,414	5,117,660		4,114,897									54,414	5,117,660		4,114,897
Inventories	18,243	1,715,786		1,622,282			18,242	1,715,634		1,622,154
Prepaid expenses and other current assets	5,604	527,034		516,378			16,986	1,597,514		1,464,124			7,369	693,036		685,611
Total current assets	146,570	13,784,890		12,321,189			81,434	7,658,835		7,238,012			70,843	6,662,800		5,540,516
Noncurrent finance receivables, net													73,830	6,943,766		5,602,462
Investments and other assets	84,034	7,903,422		6,491,934			79,349	7,462,767		6,218,377			5,476	515,025		304,906
Property, plant and equipment	72,847	6,851,239		6,235,380	6,309,160		50,413	4,741,357		4,510,716			22,434	2,109,882		1,724,664
Total assets	377,281	35,483,317		30,650,965	29,818,166		211,196	19,862,959		17,967,105			172,583	16,231,473		13,172,548			(6,498)	(611,115)	(488,688)
Current liabilities
Short-term borrowings	43,482	4,089,528		3,450,649			6,132	576,685		715,019			41,060	3,861,699		3,040,373
Current portion of long-term debt	28,755	2,704,428		2,512,620			1,973	185,582		339,441			26,988	2,538,249		2,218,526
Accounts payable	22,475	2,113,778		2,242,583			22,251	2,092,722		2,234,316			400	37,655		27,095
Accrued expenses	23,238	2,185,537		1,828,523			22,245	2,092,102		1,737,490			1,126	105,901		96,247
Income taxes payable	1,662	156,266		133,778			1,499	140,935		123,344			163	15,331		10,434
Other current liabilities	10,015	941,918		984,328			12,619	1,186,870		1,175,801			6,720	632,025		536,291
Total current liabilities	137,294	12,912,520		11,781,574			66,719	6,274,896		6,325,411			76,457	7,190,860		5,928,966
Long-term liabilities
Long-term debt	78,020	7,337,824		6,042,277			5,544	521,428		503,070			73,119	6,876,849		5,555,112
Accrued pension and severance costs	8,146	766,112		708,402			8,021	754,360		700,211			125	11,752		8,191
Other long-term liabilities	3,276	308,078		143,351			10,310	969,668		531,982			7,702	724,337		520,252
Total long-term liabilities	104,178	9,797,941		7,802,913			23,875	2,245,456		1,735,263			80,946	7,612,938		6,083,555
Total liabilities	241,472	22,710,461		19,584,487			90,594	8,520,352		8,060,674			157,403	14,803,798		12,012,521			(6,525)	(613,689)	(488,708)
Total Toyota Motor Corporation shareholders' equity	129,166	12,148,035		10,550,261
Noncontrolling interests	6,643	624,821		516,217
Total shareholders' equity	135,809	12,772,856	117,666	11,066,478	10,920,024	10,930,443
Total liabilities and shareholders' equity	$ 377,281	¥ 35,483,317		¥ 30,650,965

Statements of Income - Non-financial Services and Financial Services Businesses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Non Financial Services Businesses USD ($)	Mar. 31, 2013 Non Financial Services Businesses JPY (¥)	Mar. 31, 2012 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2013 Financial Services Businesses USD ($)	Mar. 31, 2013 Financial Services Businesses JPY (¥)	Mar. 31, 2012 Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses JPY (¥)
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	$ 234,601	¥ 22,064,192	¥ 18,583,653	¥ 18,993,688	$ 222,686	¥ 20,943,634	¥ 17,534,872	¥ 17,826,986	$ 12,447	¥ 1,170,670	¥ 1,100,324	¥ 1,192,205
Eliminations	2	152	(44)	(2,281)
Costs and expenses
Cost of revenues					191,752	18,034,256	15,796,635	15,986,741	6,734	633,306	615,563	636,374
Selling, general and administrative	22,353	2,102,309	1,839,462	1,910,083	20,202	1,899,997	1,676,999	1,723,071	2,355	221,544	178,323	197,551
Total costs and expenses	220,556	20,743,304	18,228,026	18,525,409	211,954	19,934,253	17,473,634	17,709,812	9,089	854,850	793,886	833,925
Operating income	14,045	1,320,888	355,627	468,279	10,732	1,009,381	61,238	117,174	3,358	315,820	306,438	358,280
Other income (expense), net	880	82,761	77,246	95,011	849	79,837	69,935	88,840	(10)	(970)	(4,679)	1,349
Income before income taxes and equity in earnings of affiliated companies	14,925	1,403,649	432,873	563,290	11,581	1,089,218	131,173	206,014	3,348	314,850	301,759	359,629
Provision for income taxes	5,866	551,686	262,272	312,821	4,638	436,223	141,558	178,795	1,234	116,033	120,725	134,094
Equity in earnings of affiliated companies	2,461	231,519	197,701	215,016	2,446	230,078	196,544	214,229	15	1,441	1,157	787
Net income	11,520	1,083,482	368,302	465,485	9,389	883,073	186,159	241,448	2,129	200,258	182,191	226,322
Less: Net income attributable to noncontrolling interests	(1,290)	(121,319)	(84,743)	(57,302)	(1,269)	(119,359)	(82,181)	(54,055)	(21)	(1,961)	(2,566)	(3,251)
Net income attributable to Toyota Motor Corporation	$ 10,230	¥ 962,163	¥ 283,559	¥ 408,183	$ 8,120	¥ 763,714	¥ 103,978	¥ 187,393	$ 2,108	¥ 198,297	¥ 179,625	¥ 223,071

Statement of Cash Flows - Non-financial Services and Financial Services Businesses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Non Financial Services Businesses USD ($)	Mar. 31, 2013 Non Financial Services Businesses JPY (¥)	Mar. 31, 2012 Non Financial Services Businesses JPY (¥)	Mar. 31, 2011 Non Financial Services Businesses JPY (¥)	Mar. 31, 2013 Financial Services Businesses USD ($)	Mar. 31, 2013 Financial Services Businesses JPY (¥)	Mar. 31, 2012 Financial Services Businesses JPY (¥)	Mar. 31, 2011 Financial Services Businesses JPY (¥)
Cash flows from operating activities
Net income	$ 11,520	¥ 1,083,482	¥ 368,302	¥ 465,485	$ 9,389	¥ 883,073	¥ 186,159	¥ 241,448	$ 2,129	¥ 200,258	¥ 182,191	¥ 226,322
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	11,750	1,105,109	1,067,830	1,175,573	8,172	768,581	769,073	844,708	3,578	336,528	298,757	330,865
Provision for doubtful accounts and credit losses	291	27,367	9,623	4,140	19	1,745	5,843	1,806	272	25,622	3,780	2,334
Pension and severance costs, less payments	(217)	(20,429)	16,711	(23,414)	(250)	(23,514)	15,410	(24,867)	33	3,085	1,301	1,453
Losses on disposal of fixed assets	343	32,221	33,528	36,214	341	32,005	33,448	36,076	2	216	80	138
Unrealized losses on available-for-sale securities, net	22	2,104	53,831	7,915	22	2,104	53,831	7,915
Deferred income taxes	1,701	160,008	6,395	85,710	955	89,834	(82,792)	(17,258)	753	70,743	89,199	103,035
Equity in earnings of affiliated companies	(2,461)	(231,519)	(197,701)	(215,016)	(2,446)	(230,078)	(196,544)	(214,229)	(15)	(1,441)	(1,157)	(787)
Changes in operating assets and liabilities, and other	3,115	292,973	93,916	487,402	5,024	472,514	182,931	591,378	341	32,066	(73,020)	(106,416)
Net cash provided by operating activities	26,064	2,451,316	1,452,435	2,024,009	21,226	1,996,264	967,359	1,466,977	7,093	667,077	501,131	556,944
Cash flows from investing activities
Additions to finance receivables	(106,379)	(10,004,928)	(8,333,248)	(8,438,785)					(179,454)	(16,877,678)	(13,455,792)	(14,323,261)
Collection of and proceeds from sales of finance receivables	96,788	9,102,856	8,061,710	8,003,940					167,832	15,784,681	13,168,058	13,887,751
Additions to fixed assets excluding equipment leased to others	(9,086)	(854,561)	(723,537)	(629,326)	(8,929)	(839,756)	(713,867)	(621,302)	(157)	(14,805)	(9,670)	(8,024)
Additions to equipment leased to others	(11,904)	(1,119,591)	(808,545)	(1,061,865)	(1,372)	(129,070)	(135,054)	(78,559)	(10,532)	(990,521)	(673,491)	(983,306)
Proceeds from sales of fixed assets excluding equipment leased to others	417	39,191	36,633	51,342	405	38,051	36,203	50,742	12	1,140	430	600
Proceeds from sales of equipment leased to others	5,672	533,441	431,313	486,695	729	68,571	20,689	17,700	4,943	464,870	410,624	468,995
Purchases of marketable securities and security investments	(36,283)	(3,412,423)	(3,173,634)	(4,421,807)	(31,694)	(2,980,821)	(2,565,772)	(4,063,499)	(4,589)	(431,602)	(607,862)	(358,308)
Proceeds from sales of and maturity of marketable securities and security investments	28,379	2,669,091	2,856,825	3,716,156	24,301	2,285,566	2,227,812	3,423,618	4,078	383,525	629,013	292,538
Payment for additional investments in affiliated companies, net of cash acquired	172	16,216	(147)	(299)	172	16,216	(147)	(299)
Changes in investments and other assets, and other	36	3,396	209,972	177,605	183	17,206	213,957	394,479	(828)	(77,848)	(12,206)	18,303
Net cash used in investing activities	(32,188)	(3,027,312)	(1,442,658)	(2,116,344)	(16,205)	(1,524,037)	(916,179)	(877,120)	(18,695)	(1,758,238)	(550,896)	(1,004,712)
Cash flows from financing activities
Proceeds from issuance of long-term debt	33,931	3,191,223	2,394,807	2,931,436	1,937	182,114	39,803	15,318	32,849	3,089,484	2,379,152	2,934,588
Payments of long-term debt	(28,518)	(2,682,136)	(2,867,572)	(2,489,632)	(3,492)	(328,380)	(294,646)	(309,862)	(25,684)	(2,415,566)	(2,608,135)	(2,306,139)
Increase (decrease) in short-term borrowings	2,139	201,261	311,651	162,260	(1,731)	(162,782)	238,072	(86,884)	4,130	388,416	93,002	122,619
Dividends paid	(2,020)	(190,008)	(156,785)	(141,120)	(2,020)	(190,008)	(156,785)	(141,120)
Purchase of common stock, and other	(458)	(43,098)	(37,448)	(28,617)	(458)	(43,098)	(37,448)	(28,617)
Net cash provided (used in) financing activities	5,074	477,242	(355,347)	434,327	(5,764)	(542,154)	(211,004)	(551,165)	11,295	1,062,334	(135,981)	751,068
Effect of exchange rate changes on cash and cash equivalents	1,466	137,851	(55,939)	(127,029)	773	72,700	(36,093)	(76,960)	693	65,151	(19,846)	(50,069)
Net increase (decrease) in cash and cash equivalents	416	39,097	(401,509)	214,963	30	2,773	(195,917)	(38,268)	386	36,324	(205,592)	253,231
Cash and cash equivalents at beginning of year	17,854	1,679,200	2,080,709	1,865,746	11,745	1,104,636	1,300,553	1,338,821	6,109	574,564	780,156	526,925
Cash and cash equivalents at end of year	$ 18,270	¥ 1,718,297	¥ 1,679,200	¥ 2,080,709	$ 11,775	¥ 1,107,409	¥ 1,104,636	¥ 1,300,553	$ 6,495	¥ 610,888	¥ 574,564	¥ 780,156

Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Share (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Earnings Per Share Disclosure [Line Items]
Net income attributable to Toyota Motor Corporation, basic	$ 10,230	¥ 962,163		¥ 283,559		¥ 408,183
Effect of dilutive securities
Assumed exercise of dilutive stock options	0	(32)		(3)		0
Net income attributable to Toyota Motor Corporation, diluted	$ 10,230	¥ 962,131		¥ 283,556		¥ 408,183
Weighted-average shares, basic	3,166,909	3,166,909	3,143,470	3,143,470	3,135,881	3,135,881
Effect of dilutive securities
Assumed exercise of dilutive stock options	246	246	0	0	34	34
Weighted-average shares, diluted	3,167,155	3,167,155	3,143,470	3,143,470	3,135,915	3,135,915
Net income attributable to Toyota Motor Corporation per share, basic	$ 3.23	¥ 303.82		¥ 90.21		¥ 130.17
Effect of dilutive securities
Assumed exercise of dilutive stock options
Net income attributable to Toyota Motor Corporation per share, diluted	$ 3.23	¥ 303.78		¥ 90.2		¥ 130.16

Per Share Amounts - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock option excluded from diluted net income attributable to Toyota Motor Corporation per share	8,682	12,530	12,403

Toyota Motor Corporation Shareholders' Equity Per Share (Detail) In Millions, except Share data in Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares issued and outstanding at the end of the year (excluding treasury stock)	3,167,429	3,167,429	3,166,810
Total Toyota Motor Corporation shareholders' equity	$ 129,166	¥ 12,148,035	¥ 10,550,261
Toyota Motor Corporation Shareholders' equity per share	$ 40.78	¥ 3,835.3	¥ 3,331.51

Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Time deposits USD ($)	Mar. 31, 2013 Time deposits JPY (¥)	Mar. 31, 2012 Time deposits JPY (¥)	Mar. 31, 2013 Public and Corporate Bonds USD ($)	Mar. 31, 2013 Public and Corporate Bonds JPY (¥)	Mar. 31, 2012 Public and Corporate Bonds JPY (¥)	Mar. 31, 2013 Common stocks USD ($)	Mar. 31, 2013 Common stocks JPY (¥)	Mar. 31, 2012 Common stocks JPY (¥)	Mar. 31, 2013 Other Investments USD ($)	Mar. 31, 2013 Other Investments JPY (¥)	Mar. 31, 2012 Other Investments JPY (¥)	Mar. 31, 2013 Level 1 USD ($)	Mar. 31, 2013 Level 1 JPY (¥)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2013 Level 1 Time deposits USD ($)	Mar. 31, 2013 Level 1 Time deposits JPY (¥)	Mar. 31, 2012 Level 1 Time deposits JPY (¥)	Mar. 31, 2013 Level 1 Public and Corporate Bonds USD ($)	Mar. 31, 2013 Level 1 Public and Corporate Bonds JPY (¥)	Mar. 31, 2012 Level 1 Public and Corporate Bonds JPY (¥)	Mar. 31, 2013 Level 1 Common stocks USD ($)	Mar. 31, 2013 Level 1 Common stocks JPY (¥)	Mar. 31, 2012 Level 1 Common stocks JPY (¥)	Mar. 31, 2013 Level 1 Other Investments USD ($)	Mar. 31, 2013 Level 1 Other Investments JPY (¥)	Mar. 31, 2012 Level 1 Other Investments JPY (¥)	Mar. 31, 2013 Level 2 USD ($)	Mar. 31, 2013 Level 2 JPY (¥)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2013 Level 2 Time deposits USD ($)	Mar. 31, 2013 Level 2 Time deposits JPY (¥)	Mar. 31, 2012 Level 2 Time deposits JPY (¥)	Mar. 31, 2013 Level 2 Public and Corporate Bonds USD ($)	Mar. 31, 2013 Level 2 Public and Corporate Bonds JPY (¥)	Mar. 31, 2012 Level 2 Public and Corporate Bonds JPY (¥)	Mar. 31, 2013 Level 2 Common stocks USD ($)	Mar. 31, 2013 Level 2 Common stocks JPY (¥)	Mar. 31, 2012 Level 2 Common stocks JPY (¥)	Mar. 31, 2013 Level 2 Other Investments USD ($)	Mar. 31, 2013 Level 2 Other Investments JPY (¥)	Mar. 31, 2012 Level 2 Other Investments JPY (¥)	Mar. 31, 2013 Level 3 USD ($)	Mar. 31, 2013 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2013 Level 3 Time deposits USD ($)	Mar. 31, 2013 Level 3 Time deposits JPY (¥)	Mar. 31, 2012 Level 3 Time deposits JPY (¥)	Mar. 31, 2013 Level 3 Public and Corporate Bonds USD ($)	Mar. 31, 2013 Level 3 Public and Corporate Bonds JPY (¥)	Mar. 31, 2012 Level 3 Public and Corporate Bonds JPY (¥)	Mar. 31, 2013 Level 3 Common stocks USD ($)	Mar. 31, 2013 Level 3 Common stocks JPY (¥)	Mar. 31, 2012 Level 3 Common stocks JPY (¥)	Mar. 31, 2013 Level 3 Other Investments USD ($)	Mar. 31, 2013 Level 3 Other Investments JPY (¥)	Mar. 31, 2012 Level 3 Other Investments JPY (¥)
Assets
Cash equivalents	$ 6,605	¥ 621,205	¥ 708,504													$ 2,608	¥ 245,264	¥ 485,119													$ 3,997	¥ 375,941	¥ 223,385
Time deposits				612	57,572	50,000																												612	57,572	50,000
Marketable securities and other securities investments							48,412	4,553,146	3,629,500	14,898	1,401,183	1,034,319	6,047	568,686	469,356							39,909	3,753,451	3,389,882	14,898	1,401,183	1,034,319	529	49,731	40,619							8,430	792,806	237,934				5,518	518,955	428,737							73	6,889	1,684
Derivative financial instruments	2,390	224,828	297,496																												2,315	217,745	289,931													75	7,083	7,565
Total	78,964	7,426,620	6,189,175													57,944	5,449,629	4,949,939													20,872	1,963,019	1,229,987													148	13,972	9,249
Liabilities
Derivative financial instruments	(2,109)	(198,342)	(183,173)																												(2,088)	(196,386)	(180,347)													(21)	(1,956)	(2,826)
Total	$ (2,109)	¥ (198,342)	¥ (183,173)																												$ (2,088)	¥ (196,386)	¥ (180,347)													$ (21)	¥ (1,956)	¥ (2,826)

Fair value measurements - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 Other securities JPY (¥)	Mar. 31, 2011 Derivative financial instruments JPY (¥)	Mar. 31, 2013 Japanese Bonds Public and Corporate Bonds	Mar. 31, 2012 Japanese Bonds Public and Corporate Bonds	Mar. 31, 2013 U.S. European And Other Bonds Public and Corporate Bonds	Mar. 31, 2012 U.S. European And Other Bonds Public and Corporate Bonds	Mar. 31, 2013 Japan Common stocks	Mar. 31, 2012 Japan Common stocks	Mar. 31, 2013 Level 3 USD ($)	Mar. 31, 2013 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2013 Level 3 Financing receivable USD ($)	Mar. 31, 2013 Level 3 Financing receivable JPY (¥)	Mar. 31, 2012 Level 3 Financing receivable JPY (¥)
Fair Value Measurements [Line Items]
Percentage of assets			49.00%	60.00%	51.00%	40.00%	85.00%	83.00%
Retained interests in securitized financial receivables	¥ (13,165)
Transfers into Level 2 due to be measured at observable inputs		(21,413)
Finance receivables, fair value									351	32,974	32,056
Fair value, assets measured on nonrecurring basis, gain												$ 10	¥ 978	¥ 1,736

Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Investments USD ($)	Mar. 31, 2013 Investments JPY (¥)	Mar. 31, 2012 Investments JPY (¥)	Mar. 31, 2011 Investments JPY (¥)	Mar. 31, 2013 Derivative financial instruments USD ($)	Mar. 31, 2013 Derivative financial instruments JPY (¥)	Mar. 31, 2012 Derivative financial instruments JPY (¥)	Mar. 31, 2011 Derivative financial instruments JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	$ 68	¥ 6,423	¥ 6,794	¥ 19,026	$ 18	¥ 1,684		¥ 13,134	$ 50	¥ 4,739	¥ 6,794	¥ 5,892
Total gains (losses)
Included in earnings	22	2,142	6,476	31,771	0	24		433	22	2,118	6,476	31,338
Included in other comprehensive income (loss)	1	58		779	1	58		779
Purchases and issuances	38	3,607			38	3,607
Purchases, issuances and settlements				(9,191)				(810)				(8,381)
Settlements	(41)	(3,906)	(3,832)		(16)	(1,563)			(25)	(2,343)	(3,832)
Other	39	3,692	(3,015)	(35,591)	32	3,079	1,684	(13,536)	7	613	(4,699)	(22,055)
Balance at end of year	$ 127	¥ 12,016	¥ 6,423	¥ 6,794	$ 73	¥ 6,889	¥ 1,684		$ 54	¥ 5,127	¥ 4,739	¥ 6,794